                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464
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                               MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: April 30
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                    Date of reporting period: April 30, 2006
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This Form N-CSR pertains to the following series of the Registrant: MFS Bond
Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

This Form N-CSR is being filed for the purpose of amending and restating the Form N-CSR filed on July 7, 2006 (Accession No. 0000950156-06-000291), which as a result of a filing error, contained the report of another registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) BOND FUND                                                       4/30/06

ANNUAL REPORT
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LETTER FROM THE CEO                               1
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PORTFOLIO COMPOSITION                             2
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MANAGEMENT REVIEW                                 3
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PERFORMANCE SUMMARY                               5
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EXPENSE TABLE                                     8
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PORTFOLIO OF INVESTMENTS                         10
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FINANCIAL STATEMENTS                             20
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NOTES TO FINANCIAL STATEMENTS                    33
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           43
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TRUSTEES AND OFFICERS                            44
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BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               49
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PROXY VOTING POLICIES AND
INFORMATION                                      49
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QUARTERLY PORTFOLIO DISCLOSURE                   49
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FEDERAL TAX INFORMATION                          49
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CONTACT INFORMATION                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      97.6%
              Cash & Other Net Assets                     2.4%

              BOND MARKET SECTORS (i)

              High Grade Corporates                      48.4%
              ------------------------------------------------
              High Yield Corporates                      16.3%
              ------------------------------------------------
              Mortgage-Backed Securities                 10.0%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  8.6%
              ------------------------------------------------
              U.S. Treasury Securities                    4.8%
              ------------------------------------------------
              U.S. Government Agencies                    3.3%
              ------------------------------------------------
              Emerging Market Bonds                       3.1%
              ------------------------------------------------
              Asset-Backed Securities                     2.8%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.2%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------
              Cash & Other Net Assets                     2.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        24.5%
              ------------------------------------------------
              AA                                          5.4%
              ------------------------------------------------
              A                                          14.4%
              ------------------------------------------------
              BBB                                        36.5%
              ------------------------------------------------
              BB                                         15.4%
              ------------------------------------------------
              B                                           3.5%
              ------------------------------------------------
              CCC                                         0.1%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.0
              ------------------------------------------------
              Average Life (m)                         8.6 yrs
              ------------------------------------------------
              Average Maturity (m)                    15.1 yrs
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                          A-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class A shares of the MFS Bond Fund provided a total return of 1.11%, at net asset value. This compares with a return of 0.18% for the fund's benchmark, the Lehman Brothers U.S. Government/Credit Bond Index (the Lehman Index).

CONTRIBUTORS TO PERFORMANCE

The fund's larger exposure to corporate bonds and smaller exposure to U.S. Treasuries helped performance relative to the Lehman Index, as corporate bonds outperformed Treasuries for the period. The fund also enjoyed a favorable yield advantage over the period and generated a higher level of income than the index.

The fund benefited from holding lower-quality "B"- and "BB"-rated(s) securities and below-investment-grade debt. During the period, spreads in these credit sectors narrowed due to strong demand for higher-yielding securities, causing prices on these securities to appreciate. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB").

On a sector basis, strong performance from asset-backed and mortgage-backed securities, along with the debt of emerging markets, contributed to relative results. Security selection in the industrial and telecommunications sectors also aided relative performance. Oil and gas company Kerr-McGee* was among the fund's top contributors. In the telecommunications area, TCI Communications and Citizens Communications were strong contributors to relative results.

Finally, while we do not actively manage interest rates, our overall duration
(d) positioning contributed to relative returns.

DETRACTORS FROM PERFORMANCE

The fund's currency exposure to the euro and the Danish krone detracted from performance as the U.S. dollar appreciated against most major currencies during the period. While the fund's exposure to telecommunications bonds helped overall relative results, several individual bond issues from the group detracted, including Verizon New York and Telecom Italia. The bonds of banking firm Wachovia were also among the fund's top detractors.

Respectfully,

Richard Hawkins                        Robert Persons
Portfolio Manager                      Portfolio Manager

Note to Shareholders: Effective October 2005, Richard Hawkins and Robert Persons became portfolio managers of the Fund replacing William Adams.

*Security was not held in the portfolio at period end.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                  Lehman Brothers
                         MFS Bond Fund --        U.S. Government/
                             Class A             Credit Bond Index

          4/96              $ 9,525                  $10,000
          4/97               10,381                   10,672
          4/98               11,561                   11,882
          4/99               11,934                   12,627
          4/00               11,753                   12,744
          4/01               12,955                   14,288
          4/02               13,783                   15,357
          4/03               15,552                   17,264
          4/04               16,278                   17,576
          4/05               17,182                   18,480
          4/06               17,373                   18,513

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr      10-yr
---------------------------------------------------------------------------
        A                 5/08/74               1.11%      6.05%      6.19%
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        B                 9/07/93               0.47%      5.31%      5.45%
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        C                 1/03/94               0.47%      5.32%      5.45%
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        I                 1/02/97               1.50%      6.37%      6.51%
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        R                12/31/02               0.91%      5.89%      6.12%
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       R1                 4/01/05               0.33%      5.27%      5.43%
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       R2                 4/01/05               0.66%      5.35%      5.47%
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       R3                10/31/03               0.80%      5.47%      5.53%
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       R4                 4/01/05               1.01%      6.02%      6.18%
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       R5                 4/01/05               1.32%      6.09%      6.22%
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      529A                7/31/02               0.89%      5.83%      6.08%
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      529B                7/31/02               0.22%      5.09%      5.34%
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      529C                7/31/02               0.22%      5.13%      5.36%

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Bond Index (f)                                  0.18%      5.32%      6.35%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -3.69%      5.02%      5.68%
With Initial Sales Charge (4.75%)
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        B                                      -3.36%      4.98%      5.45%
With CDSC (Declining over six years from 4% to 0%)
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        C                                      -0.49%      5.32%      5.45%
With CDSC (1% for 12 months)
---------------------------------------------------------------------------
      529A                                     -3.90%      4.80%      5.57%
With Initial Sales Charge (4.75%)
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      529B                                     -3.62%      4.76%      5.34%
With CDSC (Declining over six years from 4% to 0%)
---------------------------------------------------------------------------
      529C                                     -0.74%      5.13%      5.36%
With CDSC (1% for 12 months)
---------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details. CDSC - Contingent Deferred Sales Charge. (f) Source: FactSet Research Systems, Inc.

INDEX DEFINITION

Lehman Brothers U.S. Government/Credit Bond Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                         Annualized    Beginning        Ending       Period(p)
Share                      Expense   Account Value   Account Value   11/01/05-
Class                       Ratio      11/01/05        4/30/06        4/30/06
-------------------------------------------------------------------------------
        Actual              0.87%      $1,000.00       $1,007.50       $4.33
  A     ----------------------------------------------------------------------
        Hypothetical (h)    0.87%      $1,000.00       $1,020.48       $4.36
------------------------------------------------------------------------------
        Actual              1.57%      $1,000.00       $1,003.90       $7.80
  B    -----------------------------------------------------------------------
        Hypothetical (h)    1.57%      $1,000.00       $1,017.01       $7.85
------------------------------------------------------------------------------
        Actual              1.57%      $1,000.00       $1,004.70       $7.80
  C     ----------------------------------------------------------------------
        Hypothetical (h)    1.57%      $1,000.00       $1,017.01       $7.85
------------------------------------------------------------------------------
        Actual              0.57%      $1,000.00       $1,009.80       $2.84
  I     ----------------------------------------------------------------------
        Hypothetical (h)    0.57%      $1,000.00       $1,021.97       $2.86
------------------------------------------------------------------------------
        Actual              1.08%      $1,000.00       $1,006.50       $5.37
  R     ----------------------------------------------------------------------
        Hypothetical (h)    1.08%      $1,000.00       $1,019.44       $5.41
------------------------------------------------------------------------------
        Actual              1.69%      $1,000.00       $1,004.20       $8.40
  R1    ----------------------------------------------------------------------
        Hypothetical (h)    1.69%      $1,000.00       $1,016.41       $8.45
------------------------------------------------------------------------------
        Actual              1.35%      $1,000.00       $1,006.00       $6.71
  R2    ----------------------------------------------------------------------
        Hypothetical (h)    1.35%      $1,000.00       $1,018.10       $6.76
------------------------------------------------------------------------------
        Actual              1.23%      $1,000.00       $1,005.70       $6.12
  R3    ----------------------------------------------------------------------
        Hypothetical (h)    1.23%      $1,000.00       $1,018.70       $6.16
------------------------------------------------------------------------------
        Actual              1.00%      $1,000.00       $1,007.00       $4.98
  R4    ----------------------------------------------------------------------
        Hypothetical (h)    1.00%      $1,000.00       $1,019.84       $5.01
------------------------------------------------------------------------------
        Actual              0.67%      $1,000.00       $1,008.50       $3.34
  R5    ----------------------------------------------------------------------
        Hypothetical (h)    0.67%      $1,000.00       $1,021.47       $3.36
------------------------------------------------------------------------------
        Actual              1.17%      $1,000.00       $1,006.00       $5.82
  529A  ----------------------------------------------------------------------
        Hypothetical (h)    1.17%      $1,000.00       $1,018.99       $5.86
------------------------------------------------------------------------------
        Actual              1.82%      $1,000.00       $1,002.60       $9.04
  529B  ----------------------------------------------------------------------
        Hypothetical (h)    1.82%      $1,000.00       $1,015.77       $9.10
------------------------------------------------------------------------------
        Actual              1.84%      $1,000.00       $1,003.40       $9.14
  529C  ----------------------------------------------------------------------
        Hypothetical (h)    1.84%      $1,000.00       $1,015.67       $9.20
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.6%
-------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                               $  2,190,000       $    2,259,607
Chancellor Media Corp., 8%, 2008                                         5,140,000            5,407,743
News America Holdings, 7.75%, 2024                                       6,693,000            7,159,234
News America Holdings, 8.5%, 2025                                        4,931,000            5,652,810
                                                                                         --------------
                                                                                         $   20,479,394
-------------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                              $  2,405,805       $    2,409,482
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.3%
-------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       $  4,595,000       $    4,636,665
ARCap, REIT, Inc., "G", 6.1%, 2045 (a)                                   2,150,000            1,887,091
Asset Securitization Corp., FRN, 8.0087%, 2029                           4,095,000            4,256,744
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8%, 2040 (a)                                                           2,930,000            2,934,776
Blackrock Capital Finance LP, 7.75%, 2029 (a)                              779,407              763,819
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (a)            4,627,743            4,558,327
Capital One Auto Finance Trust, 2.47%, 2010                              3,811,232            3,742,691
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                   4,039,542            4,148,894
Citibank Credit Card Issuance Trust, 6.65%, 2008                         3,966,000            3,968,544
Commercial Mortgage Acceptance Corp., 7.03%, 2031                        5,043,891            5,226,991
Commercial Mortgage Acceptance Corp., FRN, 1.0053%, 2030 (i)            67,148,724            1,982,432
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                   699,000              689,537
CPS Auto Receivables Trust, 3.52%, 2009 (a)                                649,852              644,916
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                       3,241,513            3,266,837
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                  4,165,355            4,226,546
DLJ Commercial Mortgage Corp., 6.04%, 2031                               2,675,000            2,700,222
DLJ Commercial Mortgage Corp., FRN, 7.621%, 2032                         1,390,000            1,483,606
Drive Auto Receivables Trust, 2.5%, 2009 (a)                             3,616,378            3,543,522
Falcon Franchise Loan LLC, 6.5%, 2014 (a)                                2,733,000            2,314,509
Falcon Franchise Loan LLC, FRN, 3.9256%, 2025 (a)(i)                    18,400,575            3,023,214
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (a)                                                             3,028,000            3,321,588
GE Commercial Mortgage Corp., FRN, 5.3396%, 2044                         2,710,000            2,664,365
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                   4,140,000            4,138,952
GMAC Commercial Mortgage Securities, Inc., FRN,
7.661%, 2034 (a)                                                         3,065,000            3,310,778
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                 3,544,438            3,416,422
Holmes Financing PLC, FRN, 5.7883%, 2040                                   771,000              772,388
IKON Receivables Funding LLC, 3.27%, 2011                                4,326,689            4,281,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3447%, 2042 (a)                                                        4,734,928            4,478,125
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3644%, 2043                                                            7,331,619            7,125,925
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                             5,520,000            5,260,239
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.9574%, 2030 (i)                                                       43,206,429            1,032,634
Morgan Stanley Capital I, Inc., 6.86%, 2010                              6,477,000            6,531,214
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                           5,033,000            5,160,182
Morgan Stanley Capital I, Inc., 5.72%, 2032                              5,674,133            5,713,528
Morgan Stanley Capital I, Inc., FRN, 0.5582%, 2030 (a)(i)              136,936,913            2,241,342
Mortgage Capital Funding, Inc., FRN, 0.7719%, 2031 (i)                  54,640,436              684,082
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                         4,166,584            4,110,470
Prudential Securities Secured Financing Corp., FRN,
7.3762%, 2013 (a)                                                        3,468,000            3,625,542
Spirit Master Funding LLC, 5.05%, 2023 (a)                               3,000,851            2,819,503
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                               1,826,505            1,850,390
TPREF Funding III Ltd., 5.34 to 2008, FRN to 2033 (a)                    6,675,000            6,588,434
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041               3,448,527            3,244,427
Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044               2,387,000            2,298,051
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3163%, 2044              3,900,000            3,780,788
                                                                                         --------------
                                                                                         $  148,451,153
-------------------------------------------------------------------------------------------------------
Automotive - 3.4%
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                     $ 10,345,000       $   10,280,964
Ford Motor Credit Co., 5.8%, 2009                                        5,595,000            5,064,314
General Motors Acceptance Corp., 5.85%, 2009                             4,197,000            3,946,116
General Motors Acceptance Corp., 7.25%, 2011                             4,461,000            4,265,260
General Motors Acceptance Corp., 8%, 2031                                9,028,000            8,560,458
Johnson Controls, Inc., 5.5%, 2016                                       6,390,000            6,116,278
Lear Corp., 5.75%, 2014                                                  3,445,000            2,893,800
TRW Automotive, Inc., 9.375%, 2013                                       3,004,000            3,229,300
                                                                                         --------------
                                                                                         $   44,356,490
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 12.5%
-------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049           $  4,214,000       $    5,308,064
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN
to 2014 (a)                                                              4,158,000            4,137,210
Bank of America Corp., 7.4%, 2011                                        8,135,000            8,746,923
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a)                       10,798,000           12,036,509
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                             7,063,000            6,526,346
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
FRN to 2049 (a)                                                          6,696,000            6,262,796
Citigroup, Inc., 5%, 2014                                                5,712,000            5,409,881
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                     8,611,000            8,386,055
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                 7,199,000            7,117,356
Kazkommerts International B.V., 8.5%, 2013                               4,196,000            4,400,555
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049 (a)                                                          9,630,000            9,330,873
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                            5,310,000            5,251,171
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                10,231,000           10,025,009
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                     9,752,000           10,298,658
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                          4,178,000            3,930,353
Popular North America, Inc., 4.25%, 2008                                 3,595,000            3,504,766
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                        6,325,000            6,180,486
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                         6,312,000            6,028,326
Royal Bank of Scotland Group PLC, 9.118%, 2049                           2,152,000            2,398,955
Russian Standard Finance S.A., 8.625%, 2011 (a)                          2,163,000            2,163,000
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                  12,502,000           12,834,428
UFJ Finance Aruba AEC, 6.75%, 2013                                       6,193,000            6,504,341
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (a)                                                          5,204,000            5,867,390
Wachovia Corp., 4.875%, 2014                                             3,896,000            3,656,158
Wachovia Corp., 6.605%, 2025                                             7,936,000            8,097,014
                                                                                         --------------
                                                                                         $  164,402,623
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.9%
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                $  6,087,000       $    5,531,926
CSC Holdings, Inc., 7.875%, 2007                                         5,875,000            5,999,844
Rogers Cable, Inc., 5.5%, 2014                                           2,229,000            2,053,466
TCI Communications Financing III, 9.65%, 2027                           16,336,000           17,514,283
TCI Communications, Inc., 9.8%, 2012                                     3,539,000            4,146,059
Time Warner Entertainment Co. LP, 8.375%, 2033                           2,271,000            2,597,595
                                                                                         --------------
                                                                                         $   37,843,173
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
-------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                              $  4,186,000       $    4,024,718
Lehman Brothers Holdings, Inc., 8.25%, 2007                              8,405,000            8,669,287
Lehman Brothers Holdings, Inc., 5.5%, 2016                               3,344,000            3,230,424
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                             7,094,000            7,415,294
                                                                                         --------------
                                                                                         $   23,339,723
-------------------------------------------------------------------------------------------------------
Building - 0.8%
-------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                            $  6,465,000       $    6,632,502
CRH America, Inc., 6.95%, 2012                                           4,195,000            4,417,234
                                                                                         --------------
                                                                                         $   11,049,736
-------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                       $  5,153,000       $    5,023,144
Xerox Corp., 7.625%, 2013                                                1,970,000            2,034,025
Xerox Corp., 6.4%, 2016                                                  7,965,000            7,755,919
                                                                                         --------------
                                                                                         $   14,813,088
-------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                              $  2,831,000       $    3,114,100
Nalco Co., 7.75%, 2011                                                   2,785,000            2,798,925
Nalco Co., 8.875%, 2013                                                  1,795,000            1,853,338
                                                                                         --------------
                                                                                         $    7,766,363
-------------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
-------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                          $  4,801,000       $    5,070,821
-------------------------------------------------------------------------------------------------------
Construction - 0.6%
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                  $  4,310,000       $    4,126,825
Pulte Homes Inc., 5.2%, 2015                                             4,308,000            3,945,848
                                                                                         --------------
                                                                                         $    8,072,673
-------------------------------------------------------------------------------------------------------
Defense Electronics - 2.3%
-------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                           $  2,339,000       $    2,247,683
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                               6,654,000            6,809,717
L-3 Communications Corp., 6.375%, 2015                                   6,885,000            6,678,450
Litton Industries, Inc., 8%, 2009                                        8,035,000            8,635,865
Raytheon Co., 8.3%, 2010                                                 5,900,000            6,430,056
                                                                                         --------------
                                                                                         $   30,801,771
-------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
-------------------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (a)                          $  3,528,000       $    3,386,594
Pemex Finance Ltd., 9.69%, 2009                                          2,451,400            2,604,675
Pemex Finance Ltd., 10.61%, 2017                                         1,500,000            1,892,610
                                                                                         --------------
                                                                                         $    7,883,879
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
-------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                      $  1,842,000       $    2,299,737
Republic of Panama, 6.7%, 2036                                             380,000              372,400
United Mexican States, 8.3%, 2031                                          688,000              817,000
                                                                                         --------------
                                                                                         $    3,489,137
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                 $ 10,160,000       $    9,728,200
Ocean Energy, Inc., 7.25%, 2011                                          8,687,000            9,300,806
Pioneer Natural Resource Co., 6.5%, 2008                                 2,560,000            2,604,977
                                                                                         --------------
                                                                                         $   21,633,983
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                        $  4,926,000       $    5,352,981
-------------------------------------------------------------------------------------------------------
Entertainment - 0.9%
-------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                       $  6,649,000       $    7,654,276
Walt Disney Co., 6.375%, 2012                                            3,973,000            4,108,606
                                                                                         --------------
                                                                                         $   11,762,882
-------------------------------------------------------------------------------------------------------
Financial Institutions - 1.8%
-------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                          $  2,414,000       $    2,295,613
Capital One Bank, 4.25%, 2008                                            3,474,000            3,376,759
General Electric Capital Corp., 8.7%, 2007                               1,244,000            1,276,623
HSBC Finance Corp., 5.25%, 2011                                          5,593,000            5,512,623
HSBC Finance Corp., 6.75%, 2011                                          2,384,000            2,498,537
HSBC Finance Corp., 5.5%, 2016                                           8,598,000            8,304,791
                                                                                         --------------
                                                                                         $   23,264,946
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                        $  3,121,000       $    2,916,409
Stone Container Corp., 7.375%, 2014                                      7,310,000            6,725,200
Stora Enso Oyj, 6.404%, 2016 (a)                                         8,440,000            8,369,366
                                                                                         --------------
                                                                                         $   18,010,975
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
-------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                            $  6,189,000       $    6,285,604
Harrah's Operating Co., Inc., 5.625%, 2015                               4,331,000            4,110,894
Host Marriott LP, 6.75%, 2016 (a)                                        6,890,000            6,803,875
Royal Caribbean Cruises Ltd., 8%, 2010                                   4,190,000            4,475,037
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                  3,760,000            4,042,000
                                                                                         --------------
                                                                                         $   25,717,410
-------------------------------------------------------------------------------------------------------
Insurance - 1.9%
-------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                       $  5,830,000       $    5,337,353
ING Groep N.V., 5.775% to 2015, FRN to 2049                              5,646,000            5,407,519
Prudential Insurance Co., 7.65%, 2007 (a)                                4,623,000            4,740,198
UnumProvident Corp., 7.625%, 2011                                        7,758,000            8,135,884
UnumProvident Corp., 6.85%, 2015 (a)                                       773,000              769,293
                                                                                         --------------
                                                                                         $   24,390,247
-------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.5%
-------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                $  6,104,000       $    5,955,374
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014 (a)                              $  6,815,000       $    6,695,738
Ingersoll Rand Co., 6.25%, 2006                                          4,675,000            4,676,543
                                                                                         --------------
                                                                                         $   11,372,281
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.1%
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                             $  6,845,000       $    6,644,969
Cardinal Health, Inc., 5.85%, 2017                                       6,898,000            6,699,627
Fisher Scientific International, Inc., 6.125%, 2015                      6,885,000            6,557,963
HCA, Inc., 8.75%, 2010                                                   4,117,000            4,459,036
HCA, Inc., 7.875%, 2011                                                  2,545,000            2,666,320
                                                                                         --------------
                                                                                         $   27,027,915
-------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a)             $  2,308,000       $    2,372,082
Peabody Energy Corp., 5.875%, 2016                                       5,160,000            4,889,100
                                                                                         --------------
                                                                                         $    7,261,182
-------------------------------------------------------------------------------------------------------
Mortgage Backed - 10.0%
-------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2035                                           $ 19,271,228       $   19,312,947
Fannie Mae, 5.5%, 2017 - 2035                                           47,711,548           46,938,461
Fannie Mae, 4.5%, 2018                                                  12,435,190           11,867,344
Fannie Mae, 7.5%, 2030 - 2031                                            3,234,007            3,367,360
Fannie Mae, 6.5%, 2032                                                   8,236,556            8,398,921
Freddie Mac, 6%, 2034                                                    2,667,025            2,663,218
Freddie Mac, 5.5%, 2035                                                 13,615,667           13,231,111
Freddie Mac, 5%, 2035                                                   26,914,806           25,455,155
                                                                                         --------------
                                                                                         $  131,234,517
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
-------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                      $  8,438,000       $    9,312,168
Kinder Morgan Energy Partners LP, 7.4%, 2031                             6,187,000            6,597,668
Kinder Morgan, Inc., 6.8%, 2008                                          3,345,000            3,417,550
Magellan Midstream Partners LP, 5.65%, 2016                              2,059,000            1,985,016
Williams Cos., Inc., 7.125%, 2011                                        4,311,000            4,429,553
                                                                                         --------------
                                                                                         $   25,741,955
-------------------------------------------------------------------------------------------------------
Network & Telecom - 4.5%
-------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                $  8,569,000       $    8,067,371
Citizens Communications Co., 9.25%, 2011                                 4,050,000            4,449,938
Deutsche Telekom International Finance B.V., 8%, 2010                   11,689,000           12,705,744
Telecom Italia Capital, 6%, 2034                                         5,886,000            5,252,914
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                     3,188,000            3,189,055
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                      2,346,000            2,398,644
Telefonica Europe B.V., 7.75%, 2010                                      6,019,000            6,462,570
TELUS Corp., 8%, 2011                                                    4,820,000            5,290,962
Verizon New York, Inc., 6.875%, 2012                                     3,786,000            3,885,772
Verizon New York, Inc., 7.375%, 2032                                     6,818,000            6,825,173
                                                                                         --------------
                                                                                         $   58,528,143
-------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
-------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                           $  3,395,000       $    3,389,595
-------------------------------------------------------------------------------------------------------
Oils - 0.8%
-------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                              $ 10,500,000       $   11,033,033
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                          $  4,580,000       $    4,374,184
Wyeth, 5.5%, 2013                                                        5,206,000            5,122,090
                                                                                         --------------
                                                                                         $    9,496,274
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                      $  3,975,000       $    4,377,469
-------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.9%
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                 $  4,932,000       $    5,075,506
TFM S.A. de C.V., 9.375%, 2012                                           6,032,000            6,484,400
                                                                                         --------------
                                                                                         $   11,559,906
-------------------------------------------------------------------------------------------------------
Real Estate - 3.1%
-------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          $  4,476,000       $    4,613,521
EOP Operating LP, 4.75%, 2014                                            6,881,000            6,312,540
HRPT Properties Trust, 6.25%, 2016                                       6,245,000            6,201,803
ProLogis, 5.75%, 2016                                                    6,887,000            6,705,961
Simon Property Group LP, 6.35%, 2012                                     4,283,000            4,402,569
Simon Property Group LP, 5.75%, 2015 (a)                                 6,800,000            6,660,879
Vornado Realty Trust, 5.625%, 2007                                       6,252,000            6,252,206
                                                                                         --------------
                                                                                         $   41,149,479
-------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                       $  2,887,000       $    3,243,036
-------------------------------------------------------------------------------------------------------
Retailers - 1.1%
-------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                         $  4,200,000       $    4,273,500
Dollar General Corp., 8.625%, 2010                                       4,765,000            5,098,550
Limited Brands, Inc., 5.25%, 2014                                        5,894,000            5,411,606
                                                                                         --------------
                                                                                         $   14,783,656
-------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                $  5,052,000       $    5,187,651
-------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                           $  2,747,000       $    2,873,928
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (a)                              $  3,758,000       $    3,941,203
Nextel Communications, Inc., 5.95%, 2014                                 9,650,000            9,489,559
Rogers Wireless, Inc., 7.25%, 2012                                       3,315,000            3,435,169
                                                                                         --------------
                                                                                         $   16,865,931
-------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                          $  5,021,000       $    5,324,725
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                        7,722,000            7,876,440
                                                                                         --------------
                                                                                         $   13,201,165
-------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                              $  5,930,000       $    7,069,390
-------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.2%
-------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                            $  7,327,482       $    7,038,518
Small Business Administration, 4.34%, 2024                               5,917,113            5,451,066
Small Business Administration, 4.99%, 2024                               6,459,102            6,205,703
Small Business Administration, 4.86%, 2025                               4,028,783            3,832,515
Small Business Administration, 4.625%, 2025                              6,711,295            6,275,349
Small Business Administration, 5.11%, 2025                              14,144,858           13,653,545
                                                                                         --------------
                                                                                         $   42,456,696
-------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.7%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                      $ 20,663,000       $   22,835,838
U.S. Treasury Bonds, 5.375%, 2031                                        5,789,000            5,875,835
U.S. Treasury Notes, 4.375%, 2007                                       13,476,000           13,403,351
U.S. Treasury Notes, 4.25%, 2014                                         4,305,000            4,069,400
U.S. Treasury Notes, 4.25%, 2015                                         6,099,000            5,734,725
U.S. Treasury Notes, 9.875%, 2015                                        2,336,000            3,172,671
U.S. Treasury Notes, TIPS, 2%, 2014                                      7,336,258            7,149,697
                                                                                         --------------
                                                                                         $   62,241,517
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.6%
-------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                      $  6,890,000       $    7,492,875
Beaver Valley Funding Corp., 9%, 2017                                    9,886,000           11,042,267
Dominion Resources, Inc., 5.95%, 2035                                    5,155,000            4,695,762
DPL, Inc., 6.875%, 2011                                                  3,644,000            3,807,054
Duke Capital Corp., 8%, 2019                                             5,750,000            6,613,777
Empresa Nacional de Electricidad S.A., 8.35%, 2013                       3,211,000            3,510,834
Enersis S.A., 7.375%, 2014                                               4,189,000            4,326,123
Exelon Generation Co. LLC, 6.95%, 2011                                   7,785,000            8,189,158
FirstEnergy Corp., 6.45%, 2011                                           7,334,000            7,562,989
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                        4,294,000            4,096,094
Midland Funding II, 13.25%, 2006                                           682,943              691,827
NiSource Finance Corp., 7.875%, 2010                                     3,010,000            3,251,483
Northeast Utilities, 8.58%, 2006                                           905,400              911,013
NRG Energy, Inc., 7.375%, 2016                                           6,825,000            6,884,719
Progress Energy, Inc., 7.1%, 2011                                        3,829,000            4,045,124
Progress Energy, Inc., 5.625%, 2016                                      2,828,000            2,732,651
PSEG Power LLC, 8.625%, 2031                                             1,718,000            2,127,147
System Energy Resources, Inc., 5.129%, 2014 (a)                          3,533,658            3,413,266
TXU Corp., 5.55%, 2014                                                   2,585,000            2,402,168
TXU Energy Co., 7%, 2013                                                 5,305,000            5,494,251
Waterford 3 Funding Corp., 8.09%, 2017                                   6,180,824            6,288,865
                                                                                         --------------
                                                                                         $   99,579,447
-------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $1,296,162,640)                       $1,275,992,470
-------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.1%
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.77%, dated 4/28/06, due 5/01/06, total to be received $14,678,833 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account),
at Cost                                                               $ 14,673,000       $   14,673,000
-------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $1,310,835,640) (k)                                $1,290,665,470
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                        21,851,627
-------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                    $1,312,517,097
-------------------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $222,561,143, representing 17.0% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,241,819,747 and 96.22% of market value provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

TIPS  Treasury Inflation Protected Security
FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.

CREDIT DEFAULT SWAPS

                     NOTIONAL
                     PRINCIPAL                                                          UNREALIZED
                     AMOUNT OF                                                         APPRECIATION
   EXPIRATION        CONTRACT                        DESCRIPTION                      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
     3/20/11        $3,210,000    Agreement between the fund and Citibank, N.A. to       $(15,744)
                                  exchange the credit risk of AutoZone, Inc. As a
                                  buyer of protection, the fund agrees to pay
                                  Citibank N.A. quarterly at a fixed annual rate of
                                  0.65% of the notional amount of $3,210,000 until
                                  maturity on March 20, 2011. If AutoZone, Inc.
                                  experiences one of the following credit events:
                                  bankruptcy, failure to pay, or a restructuring,
                                  the fund would then purchase $3,210,000 par of
                                  AutoZone bonds at the post credit event market
                                  price, and then deliver those bonds to Citibank
                                  N.A., who in turn would deliver $3,210,000 in
                                  cash to the fund.

     3/20/11        $6,894,000    Agreement between the fund and Merrill Lynch           $(53,800)
                                  Capital Services to exchange the credit risk of
                                  Kohls Corp. As a buyer of protection, the fund
                                  agrees to pay Merrill Lynch quarterly at a fixed
                                  annual rate of 0.42% of the notional amount of
                                  $6,894,000 until maturity on March 20, 2011. If
                                  Kohls Corp. experiences one of the following
                                  credit events: bankruptcy, failure to pay, or a
                                  restructuring, the fund would then purchase
                                  $6,894,000 par of Kohls bonds at the post credit
                                  event market price, and then deliver those bonds
                                  to Merrill Lynch, who in turn would deliver
                                  $6,894,000 in cash to the fund.

     3/20/11        $3,210,000    Agreement between the fund and Merrill Lynch            (10,277)
                                  Capital Services to exchange the credit risk of
                                  New York Times Co. As a buyer of protection, the
                                  fund agrees to pay Merrill Lynch quarterly at a
                                  fixed annual rate of 0.43% of the notional amount
                                  of $3,210,000 until maturity on March 20, 2011.
                                  If New York Times Co. experiences one of the
                                  following credit events: bankruptcy, failure to
                                  pay, or a restructuring, the fund would then
                                  purchase $3,210,000 par of New York Times bonds
                                  at the post credit event market price, and then
                                  deliver those bonds to Merrill Lynch who in turn
                                  would deliver $3,210,000 in cash to the fund.
                                                                                         --------
                                                                                         $(79,821)
                                                                                         --------

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                        Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,310,835,640)             $1,290,665,470
Cash                                                                        14,880
Receivable for investments sold                                          8,090,057
Receivable for fund shares sold                                          2,321,891
Interest receivable                                                     18,548,071
------------------------------------------------------------------------------------------------------
Total assets                                                                            $1,319,640,369
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                     $844,119
Payable for investments purchased                                        2,163,000
Payable for fund shares reacquired                                       3,283,629
Unrealized depreciation on credit default swaps                             79,821
Payable to affiliates
  Management fee                                                            32,164
  Shareholder servicing costs                                              236,675
  Distribution and service fees                                             49,904
  Administrative services fee                                                2,228
  Program manager fees                                                          23
Retirement plan administration and service fees                                245
Payable for independent trustees' compensation                             101,859
Accrued expenses and other liabilities                                     329,605
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $7,123,272
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,312,517,097
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $1,398,155,978
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            (20,249,991)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                          (61,955,339)
Accumulated distributions in excess of net investment income            (3,433,551)
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,312,517,097
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  106,104,663
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $896,890,883
  Shares outstanding                                                 72,443,731
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.38
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value
  per share)                                                                                    $13.00
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $230,360,094
  Shares outstanding                                                  18,666,512
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.34
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $79,921,454
  Shares outstanding                                                   6,483,749
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.33
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $41,975,853
  Shares outstanding                                                   3,388,942
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.39
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $45,396,390
  Shares outstanding                                                   3,669,072
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.37
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,899,645
  Shares outstanding                                                     153,973
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.34
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $906,635
  Shares outstanding                                                      73,485
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.34
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $9,991,756
  Shares outstanding                                                     807,166
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.38
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,170,306
  Shares outstanding                                                     336,797
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.38
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $51,151
  Shares outstanding                                                       4,130
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $12.38
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $498,403
  Shares outstanding                                                      40,235
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.39
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                        $13.01
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $168,474
  Shares outstanding                                                      13,663
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.33
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $286,053
  Shares outstanding                                                      23,208
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.33
------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                                    Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------
Interest income                                                                   $80,997,071
---------------------------------------------------------------------------------------------
Expenses
  Management fee                                                  $5,362,450
  Distribution and service fees                                    6,609,040
  Program manager fees                                                 2,367
  Shareholder servicing costs                                      2,793,093
  Administrative services fee                                        166,499
  Retirement plan administration and services fees                    21,365
  Independent trustees' compensation                                  36,309
  Custodian fee                                                      438,601
  Shareholder communications                                         176,898
  Auditing fees                                                       57,985
  Legal fees                                                           3,523
  Miscellaneous                                                      223,636
---------------------------------------------------------------------------------------------
Total expenses                                                                    $15,891,766
---------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (119,025)
  Reduction of expenses by investment adviser                     (1,229,131)
---------------------------------------------------------------------------------------------
Net expenses                                                                      $14,543,610
---------------------------------------------------------------------------------------------
Net investment income                                                             $66,453,461
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $(452,099)
  Swap transactions                                                   (5,308)
  Foreign currency transactions                                      (24,821)
---------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                               $(482,228)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                   $(52,063,643)
  Swap transactions                                                  (79,821)
  Translation of assets and liabilities in foreign currencies          2,311
---------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                             $(52,141,153)
---------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                 $(52,623,381)
---------------------------------------------------------------------------------------------
Change in net assets from operations                                              $13,830,080
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                        Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 4/30                                              2006               2005
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                       $66,453,461        $68,729,116
Net realized gain (loss) on investments and foreign
currency transactions                                          (482,228)        18,306,376
Net unrealized gain (loss) on investments and foreign
currency translation                                        (52,141,153)       (12,893,073)
------------------------------------------------------------------------------------------
Change in net assets from operations                        $13,830,080        $74,142,419
------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income
  Class A                                                  $(49,673,439)      $(51,696,693)
  Class B                                                   (12,636,755)       (16,422,202)
  Class C                                                    (3,832,093)        (4,085,830)
  Class I                                                    (2,469,539)        (2,807,698)
  Class R                                                    (1,816,984)          (931,192)
  Class R1                                                      (39,989)              (188)
  Class R2                                                      (15,377)              (201)
  Class R3                                                     (292,716)           (63,301)
  Class R4                                                      (49,520)              (223)
  Class R5                                                       (2,815)              (234)
  Class 529A                                                    (23,914)           (17,384)
  Class 529B                                                     (7,314)            (7,213)
  Class 529C                                                    (13,092)           (10,172)
------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(70,873,547)      $(76,042,531)
------------------------------------------------------------------------------------------
Change in net assets from fund share transactions          $(22,657,557)      $(84,912,104)
------------------------------------------------------------------------------------------
Redemption fees                                                     $--             $9,602
------------------------------------------------------------------------------------------
Total change in net assets                                 $(79,701,024)      $(86,802,614)
------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
At beginning of period                                    1,392,218,121      1,479,020,735
At end of period (including accumulated distributions
in excess of net investment income of $3,433,551 and
$5,545,348, respectively)                                $1,312,517,097     $1,392,218,121
------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                                       Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                         YEARS ENDED 4/30
                                                ------------------------------------------------------------------
                                                    2006          2005          2004            2003         2002

Net asset value, beginning of period              $12.91        $12.92        $13.03          $12.27        $12.34
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.64         $0.65         $0.65           $0.70         $0.76
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.49)         0.05         (0.05)           0.82          0.01
------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.15         $0.70         $0.60           $1.52         $0.77
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.68)       $(0.71)       $(0.71)         $(0.76)       $(0.84)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.38        $12.91        $12.92          $13.03        $12.27
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          1.11          5.55          4.67           12.84          6.39
------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.97          0.93          0.94            0.92          0.94
Expenses after expense reductions (f)               0.88          0.84          0.93            0.92          0.94
Net investment income                               4.99          4.98          4.95            5.59          6.09
Portfolio turnover                                    55            40            73             112           206
Net assets at end of period (000 Omitted)       $896,891      $926,909      $956,960      $1,116,853      $975,849
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                         YEARS ENDED 4/30
                                                ------------------------------------------------------------------
                                                    2006          2005          2004            2003         2002

Net asset value, beginning of period              $12.86        $12.88        $12.99        $12.23          $12.30
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.55         $0.56         $0.55         $0.61           $0.67
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.48)         0.04         (0.04)         0.82            0.01
------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.07         $0.60         $0.51         $1.43           $0.68
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.59)       $(0.62)       $(0.62)       $(0.67)         $(0.75)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.34        $12.86        $12.88        $12.99          $12.23
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          0.47          4.74          3.94         12.09            5.62
------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.67          1.63          1.64          1.62            1.64
Expenses after expense reductions (f)               1.58          1.54          1.63          1.62            1.64
Net investment income                               4.28          4.29          4.25          4.89            5.40
Portfolio turnover                                    55            40            73           112             206
Net assets at end of period (000 Omitted)       $230,360      $307,017      $376,847      $474,882        $401,988
------------------------------------------------------------------------------------------------------------------

CLASS C
                                                                         YEARS ENDED 4/30
                                                ------------------------------------------------------------------
                                                    2006          2005          2004            2003         2002

Net asset value, beginning of period              $12.85        $12.87        $12.97        $12.22          $12.29
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.54         $0.55         $0.55         $0.61           $0.67
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.48)         0.05         (0.04)         0.81            0.01
------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.06         $0.60         $0.51         $1.42           $0.68
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.58)       $(0.62)       $(0.61)       $(0.67)         $(0.75)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.33        $12.85        $12.87        $12.97          $12.22
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          0.47          4.74          4.02         12.02            5.71
------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.67          1.63          1.64          1.62            1.64
Expenses after expense reductions (f)               1.58          1.54          1.63          1.62            1.64
Net investment income                               4.29          4.28          4.25          4.91            5.40
Portfolio turnover                                    55            40            73           112             206
Net assets at end of period (000 Omitted)        $79,921       $82,890       $91,338      $108,718        $107,212
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                         YEARS ENDED 4/30
                                                ------------------------------------------------------------------
                                                    2006          2005          2004            2003         2002

Net asset value, beginning of period              $12.91        $12.93        $13.03        $12.27          $12.35
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.67         $0.69         $0.69         $0.67           $0.79
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.47)         0.04         (0.04)         0.89            0.01
------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.20         $0.73         $0.65         $1.56           $0.80
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.72)       $(0.75)       $(0.75)       $(0.80)         $(0.88)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.39        $12.91        $12.93        $13.03          $12.27
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             1.50          5.79          5.06         13.17            6.64
------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.67          0.63          0.64          0.62            0.64
Expenses after expense reductions (f)               0.58          0.54          0.63          0.62            0.64
Net investment income                               5.29          5.28          5.25          5.73            6.39
Portfolio turnover                                    55            40            73           112             206
Net assets at end of period (000 Omitted)        $41,976       $44,604       $41,613       $53,249         $17,071
------------------------------------------------------------------------------------------------------------------

CLASS R
                                                                                   YEARS ENDED 4/30

                                                          -------------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)

Net asset value, beginning of period                            $12.90             $12.92             $13.03           $12.67
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.60              $0.61              $0.64            $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.48)              0.06              (0.07)            0.49(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.12              $0.67              $0.57            $0.60
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.65)            $(0.69)            $(0.68)          $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.37             $12.90             $12.92           $13.03
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           0.91               5.26               4.46             4.77(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.17               1.15               1.13             1.12(a)
Expenses after expense reductions (f)                             1.08               1.06               1.12             1.12(a)
Net investment income                                             4.81               4.76               5.04             2.95(a)
Portfolio turnover                                                  55                 40                 73              112
Net assets at end of period (000 Omitted)                      $45,396            $25,582            $11,353             $872
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1
                                                                                    YEARS ENDED 4/30
                                                                           ----------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $12.86                $12.80
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.53                 $0.04
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.48)                 0.07(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.05                 $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.57)               $(0.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.34                $12.86
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.33                  0.85(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.87                  1.96(a)
Expenses after expense reductions (f)                                              1.70                  1.87(a)
Net investment income                                                              4.28                  4.06(a)
Portfolio turnover                                                                   55                    40
Net assets at end of period (000 Omitted)                                        $1,900                   $50
-------------------------------------------------------------------------------------------------------------

CLASS R2
                                                                                    YEARS ENDED 4/30
                                                                           ----------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $12.86                $12.80
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.56                 $0.05
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.47)                 0.06(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.09                 $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.61)               $(0.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.34                $12.86
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.66                  0.87(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.58                  1.68(a)
Expenses after expense reductions (f)                                              1.36                  1.59(a)
Net investment income                                                              4.69                  4.37(a)
Portfolio turnover                                                                   55                    40
Net assets at end of period (000 Omitted)                                          $907                   $50
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3
                                                                                     YEARS ENDED 4/30
                                                                    --------------------------------------------------
                                                                            2006               2005            2004(i)
Net asset value, beginning of period                                      $12.90             $12.92             $12.96
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.58              $0.53              $0.31
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         (0.47)              0.11              (0.03)(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.11              $0.64              $0.28
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.63)            $(0.66)            $(0.32)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $12.38             $12.90             $12.92
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     0.80               5.00               2.16(n)
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.42               1.45               1.37(a)
Expenses after expense reductions (f)                                       1.26               1.36               1.35(a)
Net investment income                                                       4.65               4.48               4.84(a)
Portfolio turnover                                                            55                 40                 73
Net assets at end of period (000 Omitted)                                 $9,992             $4,039               $256
----------------------------------------------------------------------------------------------------------------------

CLASS R4
                                                                                    YEARS ENDED 4/30
                                                                           ----------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $12.91                $12.85
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.56                 $0.05
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.43)                 0.07(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.13                 $0.12
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.66)               $(0.06)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.38                $12.91
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            1.01                  0.91(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.09                  1.19(a)
Expenses after expense reductions (f)                                              1.00                  1.10(a)
Net investment income                                                              5.08                  4.93(a)
Portfolio turnover                                                                   55                    40
Net assets at end of period (000 Omitted)                                        $4,170                   $50
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5
                                                                                    YEARS ENDED 4/30
                                                                           ----------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $12.91                $12.85
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.66                 $0.06
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.49)                 0.06(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.17                 $0.12
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.70)               $(0.06)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.38                $12.91
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            1.32                  0.93(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             0.77                  0.90(a)
Expenses after expense reductions (f)                                              0.68                  0.81(a)
Net investment income                                                              5.19                  5.14(a)
Portfolio turnover                                                                   55                    40
Net assets at end of period (000 Omitted)                                           $51                   $50
-------------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                                   YEARS ENDED 4/30
                                                          -------------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $12.91             $12.94             $13.04           $12.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.60              $0.60              $0.61            $0.39
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.48)              0.05              (0.04)            1.14(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.12              $0.65              $0.57            $1.53
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.64)            $(0.68)            $(0.67)          $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.39             $12.91             $12.94           $13.04
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        0.89               5.07               4.44            12.94(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.27               1.25               1.23             1.22(a)
Expenses after expense reductions (f)                             1.18               1.16               1.22             1.22(a)
Net investment income                                             4.68               4.67               4.75             4.68(a)
Portfolio turnover                                                  55                 40                 73              112
Net assets at end of period (000 Omitted)                         $498               $477               $300             $140
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                                   YEARS ENDED 4/30
                                                          -------------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $12.85             $12.87             $12.98           $12.01
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.51              $0.52              $0.53            $0.39
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.48)              0.05              (0.06)            1.06(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.03              $0.57              $0.47            $1.45
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.55)            $(0.59)            $(0.58)          $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.33             $12.85             $12.87           $12.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        0.22               4.48               3.68            12.27(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.92               1.89               1.89             1.87(a)
Expenses after expense reductions (f)                             1.83               1.80               1.88             1.87(a)
Net investment income                                             4.04               4.02               4.06             4.30(a)
Portfolio turnover                                                  55                 40                 73              112
Net assets at end of period (000 Omitted)                         $168               $176               $161              $81
-----------------------------------------------------------------------------------------------------------------------------

CLASS 529C
                                                                                   YEARS ENDED 4/30
                                                          -------------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $12.85             $12.86             $12.97           $12.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.51              $0.51              $0.52            $0.36
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.48)              0.07              (0.05)            1.09(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.03              $0.58              $0.47            $1.45
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.55)            $(0.59)            $(0.58)          $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.33             $12.85             $12.86           $12.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        0.22               4.56               3.68            12.27(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.92               1.90               1.89             1.87(a)
Expenses after expense reductions (f)                             1.83               1.81               1.88             1.87(a)
Net investment income                                             4.03               4.02               4.07             4.26(a)
Portfolio turnover                                                  55                 40                 73              112
Net assets at end of period (000 Omitted)                         $286               $323               $193             $100
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

CREDIT DEFAULT SWAPS - The fund may enter into credit default swaps to limit or to reduce risk exposure of the fund to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The fund may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the fund is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                        APRIL 30, 2006      APRIL 30, 2005

      Ordinary income (including any
      short-term capital gains)            $70,873,547         $76,042,531

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $1,321,492,976
          ------------------------------------------------------------
          Gross appreciation                               $10,452,765
          Gross depreciation                               (41,280,271)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $(30,827,506)
          Undistributed ordinary income                     $2,010,124
          Capital loss carryforwards                       (42,041,438)
          Post-October capital loss deferral                (9,265,453)
          Other temporary differences                       (5,514,608)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              April 30, 2009                              $(11,366,948)
              April 30, 2010                                (4,472,574)
              April 30, 2011                               (26,201,916)
              --------------------------------------------------------
                                                          $(42,041,438)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average daily net assets          0.39%
          Average daily net assets in excess of $1.1 billion      0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2006, this waiver amounted to $1,215,785 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $141,741 and $974 for the year ended
April 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL      ANNUAL   DISTRIBUTION
             DISTRIBUTION     SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                 FEE RATE    FEE RATE        PLAN(1)     RATE(2)            FEE

Class A             0.10%       0.25%          0.35%       0.30%     $2,807,895
Class B             0.75%       0.25%          1.00%       1.00%      2,745,732
Class C             0.75%       0.25%          1.00%       1.00%        832,034
Class R             0.25%       0.25%          0.50%       0.50%        177,102
Class R1            0.50%       0.25%          0.75%       0.75%          6,591
Class R2            0.25%       0.25%          0.50%       0.50%          1,559
Class R3            0.25%       0.25%          0.50%       0.50%         29,481
Class R4               --       0.25%          0.25%       0.25%          2,286
Class 529A          0.25%       0.25%          0.50%       0.35%          1,673
Class 529B          0.75%       0.25%          1.00%       1.00%          1,679
Class 529C          0.75%       0.25%          1.00%       1.00%          3,008
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $6,609,040

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $47,541
              Class B                                    395,396
              Class C                                      7,561
              Class 529B                                      --
              Class 529C                                      94

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,195
              Class 529B                                     420
              Class 529C                                     752
              --------------------------------------------------
              Total Program Manager Fees                  $2,367

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $1,435,897, which equated to 0.1039% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $843,553.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0121% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                  ANNUAL
                                               EFFECTIVE            TOTAL
                               FEE RATE          RATE(1)           AMOUNT

      Class R1                    0.45%            0.37%           $3,954
      Class R2                    0.40%            0.27%            1,248
      Class R3                    0.25%            0.18%           14,740
      Class R4                    0.15%            0.15%            1,372
      Class R5                    0.10%            0.10%               51
      -------------------------------------------------------------------
      Total Retirement Plan Administration and Services Fees      $21,365

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended April 30, 2006, this waiver amounted to $5,222 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $7,561. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $1,520. Both amounts are included in Independent trustees' compensation for the year ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $41,415 and $57,160, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $9,422. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $8,124, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                              PURCHASES                  SALES
U.S. government securities                                 $185,519,174           $219,305,838
----------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)               $560,540,544           $510,290,324
----------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                               YEAR ENDED                         YEAR ENDED
                                             APRIL 30, 2006                    APRIL 30, 2005(i)
                                        SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                              20,091,208       $256,435,636      21,864,233       $284,466,379
  Class B                               2,857,304         36,362,052       4,243,770         55,048,075
  Class C                               1,519,007         19,310,927       1,459,825         18,882,156
  Class I                                 892,036         11,424,813       2,195,015         28,360,937
  Class R                               2,351,402         29,875,902       1,625,674         21,140,274
  Class R1                                169,258          2,146,714           3,906             49,961
  Class R2                                 95,575          1,201,608           3,906             49,961
  Class R3                                695,039          8,782,935         338,636          4,417,197
  Class R4                                362,812          4,566,302           3,891             49,961
  Class R5                                     --                 --           3,891             49,961
  Class 529A                               17,645            225,078          15,365            200,898
  Class 529B                                  812             10,285           2,157             28,195
  Class 529C                                3,239             41,333          14,259            186,999
-------------------------------------------------------------------------------------------------------
                                       29,055,337       $370,383,585      31,774,528       $412,930,954

Shares issued to shareholders
in reinvestment of distributions
  Class A                               3,364,696        $42,854,267       3,680,619        $47,850,879
  Class B                                 768,738          9,769,391       1,067,120         13,826,177
  Class C                                 199,942          2,535,501         233,396          3,020,826
  Class I                                 191,822          2,444,155         223,615          2,909,669
  Class R                                 133,037          1,687,826          69,114            898,668
  Class R1                                  3,152             39,616              15                188
  Class R2                                  1,201             15,094              16                201
  Class R3                                 22,893            290,174           4,902             63,699
  Class R4                                  3,925             49,143              17                221
  Class R5                                    221              2,815              18                234
  Class 529A                                1,854             23,628           1,425             18,540
  Class 529B                                  575              7,299             599              7,757
  Class 529C                                1,027             13,030             836             10,814
-------------------------------------------------------------------------------------------------------
                                        4,693,083        $59,731,939       5,281,692        $68,607,873


                                               YEAR ENDED                         YEAR ENDED
                                             APRIL 30, 2006                    APRIL 30, 2005(i)
                                        SHARES           AMOUNT            SHARES           AMOUNT
Shares reacquired
  Class A                             (22,828,815)     $(290,435,943)    (27,770,351)     $(360,808,321)
  Class B                              (8,824,386)      (111,996,875)    (10,698,374)      (138,459,765)
  Class C                              (1,685,730)       (21,353,028)     (2,340,335)       (30,248,866)
  Class I                              (1,149,209)       (14,664,605)     (2,182,588)       (28,486,416)
  Class R                                (798,431)       (10,137,097)       (590,528)        (7,662,459)
  Class R1                                (22,358)          (283,408)             --                 --
  Class R2                                (27,213)          (340,281)             --                 --
  Class R3                               (223,755)        (2,833,014)        (50,394)          (660,949)
  Class R4                                (33,848)          (423,997)             --                 --
  Class 529A                              (16,163)          (207,708)         (3,107)           (39,799)
  Class 529B                               (1,394)           (18,045)         (1,580)           (20,214)
  Class 529C                               (6,207)           (79,080)         (4,963)           (64,142)
-------------------------------------------------------------------------------------------------------
                                      (35,617,509)     $(452,773,081)    (43,642,220)     $(566,450,931)

Net change
  Class A                                 627,089         $8,853,960      (2,225,499)      $(28,491,063)
  Class B                              (5,198,344)       (65,865,432)     (5,387,484)       (69,585,513)
  Class C                                  33,219            493,400        (647,114)        (8,345,884)
  Class I                                 (65,351)          (795,637)        236,042          2,784,190
  Class R                               1,686,008         21,426,631       1,104,260         14,376,483
  Class R1                                150,052          1,902,922           3,921             50,149
  Class R2                                 69,563            876,421           3,922             50,162
  Class R3                                494,177          6,240,095         293,144          3,819,947
  Class R4                                332,889          4,191,448           3,908             50,182
  Class R5                                    221              2,815           3,909             50,195
  Class 529A                                3,336             40,998          13,683            179,639
  Class 529B                                   (7)              (461)          1,176             15,738
  Class 529C                               (1,941)           (24,717)         10,132            133,671
-------------------------------------------------------------------------------------------------------
                                       (1,869,089)      $(22,657,557)     (6,586,000)      $(84,912,104)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $7,925, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Bond Fund (one of the series comprising MFS Series Trust IX (the "Trust")) as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Bond Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                      PRINCIPAL OCCUPATIONS DURING
                            POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------         ----------------    ---------------     --------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee             February 2004       Massachusetts Financial Services
(born 10/20/63)                                                     Company, Chief Executive Officer,
                                                                    President, Chief Investment
                                                                    Officer and Director

Robert C. Pozen(k)          Trustee             February 2004       Massachusetts Financial Services
(born 08/08/46)                                                     Company, Chairman (since February
                                                                    2004); Secretary of Economic
                                                                    Affairs, The Commonwealth of
                                                                    Massachusetts (January 2002 to
                                                                    December 2002); Fidelity
                                                                    Investments, Vice Chairman (June
                                                                    2000 to December 2001); Fidelity
                                                                    Management & Research Company
                                                                    (investment adviser), President
                                                                    (March 1997 to July 2001); Bell
                                                                    Canada Enterprises
                                                                    (telecommunications), Director;
                                                                    Medtronic, Inc. (medical
                                                                    technology), Director; Telesat
                                                                    (satellite communications),
                                                                    Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair   February 1992       Private investor; Eastern
(born 05/01/36)             of Trustees                             Enterprises (diversified services
                                                                    company), Chairman, Trustee and
                                                                    Chief Executive Officer (until
                                                                    November 2000)

Robert E. Butler(n)         Trustee             January 2006        Consultant - regulatory and
(born 11/29/41)                                                     compliance matters (since July
                                                                    2002); PricewaterhouseCoopers LLP
                                                                    (professional services firm),
                                                                    Partner (November 2000 until June
                                                                    2002)

Lawrence H. Cohn, M.D.      Trustee             August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                     Senior Cardiac Surgeon, Chief of
                                                                    Cardiac Surgery (until 2005);
                                                                    Harvard Medical School, Professor
                                                                    of Surgery; Brigham and Women's
                                                                    Hospital Physicians' Organization,
                                                                    Chair (2000 to 2004)

David H. Gunning            Trustee             January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                     products and service provider),
                                                                    Vice Chairman/Director (since
                                                                    April 2001); Encinitos Ventures
                                                                    (private investment company),
                                                                    Principal (1997 to April 2001);
                                                                    Lincoln Electric Holdings, Inc.
                                                                    (welding equipment manufacturer),
                                                                    Director

William R. Gutow            Trustee             December 1993       Private investor and real estate
(born 09/27/41)                                                     consultant; Capitol Entertainment
                                                                    Management Company (video
                                                                    franchise), Vice Chairman

Michael Hegarty             Trustee             December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                     services and insurance), Vice
                                                                    Chairman and Chief Operating
                                                                    Officer (until May 2001); The
                                                                    Equitable Life Assurance Society
                                                                    (insurance), President and Chief
                                                                    Operating Officer (until May 2001)

Lawrence T. Perera          Trustee             July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                     Partner

J. Dale Sherratt            Trustee             August 1993         Insight Resources, Inc.
(born 09/23/38)                                                     (acquisition planning
                                                                    specialists), President; Wellfleet
                                                                    Investments (investor in health
                                                                    care companies), Managing General
                                                                    Partner (since 1993); Cambridge
                                                                    Nutraceuticals (professional
                                                                    nutritional    products),    Chief
                                                                    Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee             March 2005          Private investor; Prism Venture
(born 08/05/57)                                                     Partners (venture capital), Co-
                                                                    founder and General Partner (until
                                                                    June 2004); St. Paul Travelers
                                                                    Companies (commercial property
                                                                    liability insurance), Director

Robert W. Uek               Trustee             January 2006        Retired (since 1999);
(born 05/18/41)                                                     PricewaterhouseCoopers LLP
                                                                    (professional services firm),
                                                                    Partner (until 1999); Consultant
                                                                    to investment company industry
                                                                    (since 2000); TT International
                                                                    Funds (mutual fund complex),
                                                                    Trustee (2000 until 2005);
                                                                    Hillview Investment Trust II Funds
                                                                    (mutual fund complex), Trustee
                                                                    (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President           November 2005       Massachusetts Financial Services
(born 12/01/58)                                                     Company, Executive Vice President
                                                                    and Chief Regulatory Officer
                                                                    (since March 2004); Fidelity
                                                                    Management & Research Company,
                                                                    Vice President (prior to March
                                                                    2004); Fidelity Group of Funds,
                                                                    President and Treasurer (prior to
                                                                    March 2004)

Tracy Atkinson(k)           Treasurer           September 2005      Massachusetts Financial Services
(born 12/30/64)                                                     Company, Senior Vice President
                                                                    (since September 2004);
                                                                    PricewaterhouseCoopers LLP,
                                                                    Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant           July 2005           Massachusetts Financial Services
(born 1/18/74)              Secretary and                           Company, Vice President and Senior
                            Assistant Clerk                         Counsel (since April 2003);
                                                                    Kirkpatrick & Lockhart LLP (law
                                                                    firm), Associate (prior to April
                                                                    2003); Nvest Services Company,
                                                                    Assistant Vice President and
                                                                    Associate Counsel (prior to
                                                                    January 2001)

Ethan D. Corey(k)           Assistant           July 2005           Massachusetts Financial Services
(born 11/21/63)             Secretary and                           Company, Special Counsel (since
                            Assistant Clerk                         December 2004); Dechert LLP (law
                                                                    firm), Counsel (prior to December
                                                                    2004)

David L. DiLorenzo(k)       Assistant           July 2005           Massachusetts Financial Services
(born 8/10/68)              Treasurer                               Company, Vice President (since
                                                                    June 2005); JP Morgan Investor
                                                                    Services, Vice President (January
                                                                    2001 to June 2005); State Street
                                                                    Bank, Vice President and Corporate
                                                                    Audit Manager (prior to January
                                                                    2001)

Timothy M. Fagan(k)         Assistant           September 2005      Massachusetts Financial Services
(born 7/10/68)              Secretary and                           Company, Vice President and Senior
                            Assistant Clerk                         Counsel (since September 2005);
                                                                    John Hancock Advisers, LLC, Vice
                                                                    President and Chief Compliance
                                                                    Officer (September 2004 to August
                                                                    2005), Senior Attorney (prior to
                                                                    September 2004); John Hancock
                                                                    Group of Funds, Vice President and
                                                                    Chief Compliance Officer
                                                                    (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant           July 2005           Massachusetts Financial Services
(born 10/27/70)             Treasurer                               Company, Vice President (since May
                                                                    2005); JP Morgan Investment
                                                                    Management Company, Vice President
                                                                    (prior to May 2005)

Ellen Moynihan(k)           Assistant           April 1997          Massachusetts Financial Services
(born 11/13/57)             Treasurer                               Company, Senior Vice President

Susan S. Newton(k)          Assistant           May 2005            Massachusetts Financial Services
(born 03/07/50)             Secretary and                           Company, Senior Vice President and
                            Assistant Clerk                         Associate General Counsel (since
                                                                    April 2005); John Hancock
                                                                    Advisers, LLC, Senior Vice
                                                                    President, Secretary and Chief
                                                                    Legal Officer (prior to April
                                                                    2005); John Hancock Group of
                                                                    Funds, Senior Vice President,
                                                                    Secretary and Chief Legal Officer
                                                                    (prior to April 2005)

Susan A. Pereira(k)         Assistant           July 2005           Massachusetts Financial Services
(born 11/05/70)             Secretary and                           Company, Vice President and Senior
                            Assistant Clerk                         Counsel (since June 2004); Bingham
                                                                    McCutchen LLP (law firm),
                                                                    Associate (January 2001 to June
                                                                    2004); Preti, Flaherty, Beliveau,
                                                                    Pachios & Haley, LLC, Associate
                                                                    (prior to January 2001)

Mark N. Polebaum(k)         Secretary and       January 2006        Massachusetts Financial Services
(born 05/01/52)             Clerk                                   Company, Executive Vice President,
                                                                    General Counsel and Secretary
                                                                    (since January 2006); Wilmer
                                                                    Cutler Pickering Hale and Dorr LLP
                                                                    (law firm), Partner (prior to
                                                                    January 2006)

Frank L. Tarantino          Independent Chief   June 2004           Tarantino LLC (provider of
(born 03/07/44)             Compliance                              compliance services), Principal
                            Officer                                 (since June 2004); CRA Business
                                                                    Strategies Group (consulting
                                                                    services), Executive Vice
                                                                    President (April 2003 to June
                                                                    2004); David L. Babson & Co.
                                                                    (investment adviser), Managing
                                                                    Director, Chief Administrative
                                                                    Officer and Director (February
                                                                    1997 to March 2003)

James O. Yost(k)            Assistant           September 1990      Massachusetts Financial Services
(born 06/12/60)             Treasurer                               Company, Senior Vice President
------------

(h)Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j)Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(k)"Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

(n)In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms.
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA                        200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Richard Hawkins
Robert Persons

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances                      (1-800-637-8255)
exchanges or stock and        touch-tone required    24 hours a day, 365 days a
bond outlooks                                        year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MFB-ANN-06/06 58M

     MFS(R) LIMITED MATURITY FUND                                       4/30/06

     ANNUAL REPORT
     --------------------------------------------------------------------------

     LETTER FROM THE CEO                               1
     ---------------------------------------------------
     PORTFOLIO COMPOSITION                             2
     ---------------------------------------------------
     MANAGEMENT REVIEW                                 3
     ---------------------------------------------------
     PERFORMANCE SUMMARY                               4
     ---------------------------------------------------
     EXPENSE TABLE                                     7
     ---------------------------------------------------
     PORTFOLIO OF INVESTMENTS                          9
     ---------------------------------------------------
     FINANCIAL STATEMENTS                             17
     ---------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS                    30
     ---------------------------------------------------
     REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM                           40
     ---------------------------------------------------
     TRUSTEES AND OFFICERS                            41
     ---------------------------------------------------
     BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    46
     ---------------------------------------------------
     PROXY VOTING POLICIES AND INFORMATION            46
     ---------------------------------------------------
     QUARTERLY PORTFOLIO DISCLOSURE                   46
     ---------------------------------------------------
     FEDERAL TAX INFORMATION                          46
     ---------------------------------------------------
     CONTACT INFORMATION                      BACK COVER
     ---------------------------------------------------

     THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
     SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
     PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
     ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              Bonds                                      94.8%
              Cash & Other Net Assets                     5.2%

              FIXED INCOME MARKET SECTORS (i)

              High Grade Corporates                      48.0%
              ------------------------------------------------
              Asset-Backed Securities                    15.8%
              ------------------------------------------------
              Mortgage-Backed Securities                 11.3%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  5.9%
              ------------------------------------------------
              Non-U.S. Government Bonds                   4.4%
              ------------------------------------------------
              U.S. Government Agencies                    3.0%
              ------------------------------------------------
              Emerging Market Bonds                       2.4%
              ------------------------------------------------
              High Yield Corporates                       2.4%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  1.6%
              ------------------------------------------------
              Cash & Other Net Assets                     5.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        44.4%
              ------------------------------------------------
              AA                                          6.5%
              ------------------------------------------------
              A                                          17.4%
              ------------------------------------------------
              BBB                                        28.9%
              ------------------------------------------------
              BB                                          2.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         1.6
              ------------------------------------------------
              Average Life (m)                        2.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   10.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                A+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class A shares of the MFS Limited Maturity Fund provided a total return of 2.32%, at net asset value. This compares with a return of 2.25% for the fund's benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index (the Lehman Index).

CONTRIBUTORS TO PERFORMANCE

The fund benefited from overweighted exposure to "BBB"- and "BB"- rated(s) corporate bonds, relative to the Lehman Index, as spreads over Treasury securities narrowed in these quality sectors. Our overweighting in corporate bonds also boosted the yield of the fund compared to the benchmark, since these bonds produced higher yields than Treasury securities.

DETRACTORS FROM PERFORMANCE

While the banking sector provided positive returns for the fund during the period, it underperformed the benchmark return. Several holdings in the mortgage sector also had a slight negative impact on relative results as the sector lagged the benchmark.

Respectfully,

James J. Calmas
Portfolio Manager

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                 Lehman Brothers
                           MFS Limited            1-3 Year U.S.
                        Maturity Fund --        Government/Credit
                             Class A               Bond Index

          4/96              $ 9,750                 $10,000
          4/97               10,319                  10,617
          4/98               10,935                  11,378
          4/99               11,401                  12,065
          4/00               11,710                  12,495
          4/01               12,831                  13,748
          4/02               13,539                  14,651
          4/03               14,294                  15,586
          4/04               14,523                  15,847
          4/05               14,746                  16,074
          4/06               15,087                  16,436

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
---------------------------------------------------------------------------
        A                 2/26/92               2.32%      3.29%      4.46%
---------------------------------------------------------------------------
        B                 9/07/93               1.69%      2.53%      3.65%
---------------------------------------------------------------------------
        C                 7/01/94               1.61%      2.45%      3.58%
---------------------------------------------------------------------------
        I                 1/02/97               2.46%      3.45%      4.58%
---------------------------------------------------------------------------
        R                12/31/02               2.22%      3.15%      4.39%
---------------------------------------------------------------------------
       R1                 4/01/05               1.30%      2.45%      3.60%
---------------------------------------------------------------------------
       R2                 4/01/05               1.63%      2.52%      3.64%
---------------------------------------------------------------------------
       R3                10/31/03               1.87%      2.65%      3.71%
---------------------------------------------------------------------------
       R4                 4/01/05               2.06%      3.24%      4.43%
---------------------------------------------------------------------------
       R5                 4/01/05               2.37%      3.30%      4.47%
---------------------------------------------------------------------------
      529A                7/31/02               1.96%      3.04%      4.33%
---------------------------------------------------------------------------
      529B                7/31/02               1.26%      2.31%      3.53%
---------------------------------------------------------------------------
      529C                7/31/02               1.35%      2.28%      3.50%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers 1-3 Year U.S.
Government/Credit Bond Index (f)                2.25%      3.64%      5.09%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.24%      2.77%      4.20%
With Initial Sales Charge (2.50%)
---------------------------------------------------------------------------
        B                                      -2.24%      2.19%      3.65%
With CDSC (Declining over six years from 4% to 0%)
---------------------------------------------------------------------------
        C                                       0.62%      2.45%      3.58%
With CDSC (1% for 12 months)
---------------------------------------------------------------------------
      529A                                     -0.59%      2.52%      4.07%
With Initial Sales Charge (2.50%)
---------------------------------------------------------------------------
      529B                                     -2.67%      1.96%      3.53%
With CDSC (Declining over six years from 4% to 0%)
---------------------------------------------------------------------------
      529C                                      0.37%      2.28%      3.50%
With CDSC (1% for 12 months)
---------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.

INDEX DEFINITIONS

Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index - measures the short term investment-grade corporate and U.S. government fixed income markets. Securities in the index have a maturity from 1 year up to (but not including) 3 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
-------------------------------------------------------------------------------
        Actual              0.67%     $1,000.00      $1,014.40           $3.35
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.67%     $1,000.00      $1,021.47           $3.36
--------------------------------------------------------------------------------
        Actual              1.43%     $1,000.00      $1,012.10           $7.13
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.43%     $1,000.00      $1,017.70           $7.15
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00      $1,011.70           $7.58
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00      $1,017.26           $7.60
--------------------------------------------------------------------------------
        Actual              0.52%     $1,000.00      $1,016.70           $2.60
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.52%     $1,000.00      $1,022.22           $2.61
--------------------------------------------------------------------------------
        Actual              0.92%     $1,000.00      $1,014.70           $4.60
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.92%     $1,000.00      $1,020.23           $4.61
--------------------------------------------------------------------------------
        Actual              1.63%     $1,000.00      $1,009.50           $8.12
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.63%     $1,000.00      $1,016.71           $8.15
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00      $1,011.30           $6.33
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00      $1,018.50           $6.36
--------------------------------------------------------------------------------
        Actual              1.08%     $1,000.00      $1,012.40           $5.39
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.08%     $1,000.00      $1,019.44           $5.41
--------------------------------------------------------------------------------
        Actual              0.92%     $1,000.00      $1,013.10           $4.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.92%     $1,000.00      $1,020.23           $4.61
--------------------------------------------------------------------------------
        Actual              0.63%     $1,000.00      $1,014.60           $3.15
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.63%     $1,000.00      $1,021.67           $3.16
--------------------------------------------------------------------------------
        Actual              1.02%     $1,000.00      $1,014.20           $5.09
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.02%     $1,000.00      $1,019.74           $5.11
--------------------------------------------------------------------------------
        Actual              1.73%     $1,000.00      $1,010.70           $8.62
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.73%     $1,000.00      $1,016.22           $8.65
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00      $1,010.40           $8.82
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00      $1,016.02           $8.85
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.5%
-----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.1%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                     $  4,060,000        $  3,992,478
Liberty Media Corp., FRN, 6.41%, 2006                                   1,977,000           1,984,018
Viacom, Inc., 7.7%, 2010                                                1,100,000           1,177,023
                                                                                         ------------
                                                                                         $  7,153,519
-----------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                $  1,141,010        $  1,086,141
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (a)                                  $  5,325,000        $  5,188,717
-----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 23.0%
-----------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.1694%, 2035                   $  4,995,000        $  4,997,290
Ameriquest Mortgage Securities, Inc., FRN, 5.2594%, 2034                  450,665             450,827
Bayview Commercial Asset Trust, 5.2294%, 2036 (a)                       2,313,671           2,313,671
Bayview Commercial Asset Trust, FRN, 5.2694%, 2035 (a)                  3,146,549           3,156,120
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                  2,325,000           2,311,922
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.6206%, 2040 (a)                                                       1,402,996           1,405,283
Brascan Real Estate, FRN, 6.68%, 2040 (a)                               1,526,000           1,511,198
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (a)           1,831,443           1,803,971
Capital One Auto Finance Trust, 2.47%, 2010                             5,791,320           5,687,169
Centex Home Equity Loan Trust, 3.9%, 2024                               1,215,000           1,205,262
Chalet Finance 1 PLC, FRN, 5.28%, 2013                                  4,800,000           4,805,088
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                   527,250             530,605
Citibank Credit Card Issuance Trust, 6.65%, 2008                        3,375,000           3,377,165
Commercial Mortgage Asset Trust, FRN, 1.128%, 2032 (a)(i)              30,030,312           1,286,820
Commercial Mortgage Pass-Through Certificate, FRN,
5.0913%, 2017 (a)                                                       3,400,000           3,399,522
Continental Airlines, Inc., FRN, 5.1988%, 2013                          1,489,818           1,493,617
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                2,266,000           2,235,322
CPS Auto Receivables Trust, 3.5%, 2009 (a)                                162,064             160,646
CPS Auto Receivables Trust, 3.52%, 2009 (a)                               116,957             116,069
CPS Auto Receivables Trust, 2.89%, 2009 (a)                               482,930             474,554
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035          4,216,085           4,174,582
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 3,089,704           3,135,093
Drive Auto Receivables Trust, 2.77%, 2008 (a)                           2,171,539           2,169,406
E*TRADE RV & Marine Trust, 3.62%, 2018                                  3,411,000           3,235,135
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                               979,417           1,005,705
First Auto Receivables Group Trust, 2.436%, 2007 (a)                      190,374             190,144
Gramercy Real Estate CDO Ltd., FRN, 5.42%, 2035                         2,177,207           2,178,143
Holmes Financing PLC, FRN, 5.7883%, 2040                                2,600,000           2,604,680
Household Automotive Trust, 3.44%, 2009                                 2,727,131           2,704,430
IKON Receivables Funding LLC, 3.27%, 2011                                 463,243             458,448
IMPAC CMB Trust, FRN, 5.5994%, 2033                                       810,679             810,967
IMPAC CMB Trust, FRN, 5.3294%, 2034                                     1,941,145           1,944,626
IMPAC CMB Trust, FRN, 5.4194%, 2034                                     2,043,310           2,049,367
Interstar Millennium Trust, FRN, 5.1%, 2036                             2,509,632           2,514,219
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.851%, 2042                                                            3,504,086           3,421,316
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
6.48%, 2030                                                             3,139,817           3,177,544
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.7077%, 2035 (i)                                                      67,756,968           1,149,497
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                    3,367,000           3,292,770
Medallion Trust, FRN, 5.2747%, 2031                                       285,031             285,316
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037                     3,360,000           3,341,770
Merrill Lynch Mortgage Investors, Inc., FRN, 7.0671%, 2030              2,180,000           2,229,514
Morgan Stanley ABS Capital I, FRN, 5.1694%, 2035                        2,950,133           2,951,789
Morgan Stanley Capital I, Inc., FRN, 1.1029%, 2031 (a)(i)              34,182,508             776,883
Mortgage Capital Funding, Inc., FRN, 0.9407%, 2031 (i)                 26,309,092             329,382
Nationslink Funding Corp., 6.476%, 2030                                 2,029,644           2,064,925
Nationslink Funding Corp., FRN, 0.7156%, 2030 (i)                      30,184,486             491,132
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                   2,600,000           2,542,106
Nomura Asset Acceptance Corp., FRN, 3.958%, 2034                        1,809,221           1,802,047
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                        1,492,757           1,472,653
NovaStar Mortgage Funding Trust, FRN, 5.2494%, 2034                     1,455,013           1,455,782
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036         5,096,147           5,057,926
People's Choice Home Loan Securities Trust, FRN, 5.2294%, 2035          7,100,000           7,105,547
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035               2,975,957           2,927,106
Providian Gateway Master Trust, FRN, 5.2013%, 2010 (a)                  4,250,000           4,259,299
Putnam Structured Product Funding, FRN, 5.3513%, 2008 (a)               2,338,983           2,343,193
Residential Asset Mortgage Products, Inc., FRN, 5.1694%, 2035           7,773,377           7,780,955
RMAC PLC, FRN, 5.24%, 2035 (a)                                          2,345,239           2,348,288
RMAC PLC, FRN, 5.09%, 2036 (a)                                          1,144,291           1,144,291
Structured Asset Securities Corp., FRN, 5.2094%, 2034                     347,651             347,763
Structured Asset Securities Corp., FRN, 4.67%, 2035                     2,054,991           2,026,477
Structured Asset Securities Corp., FRN, 5.1994%, 2035 (a)               4,543,641           4,545,074
Superannuation Members Home Loans Global Trust, FRN,
5.2425%, 2029                                                           1,341,107           1,343,033
Thornburg Mortgage Securities Trust, FRN, 5.2994%, 2043                 1,924,573           1,927,027
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                              1,805,384           1,828,993
Triad Auto Receivables Trust, 2.48%, 2008                                  97,053              96,868
Triad Auto Receivables Trust, 3.24%, 2009                               2,227,547           2,207,077
Triad Auto Receivables Trust, FRN, 5.22%, 2009                          1,980,123           1,980,546
Washington Mutual, Inc., FRN, 3.177%, 2033                              1,385,034           1,367,883
                                                                                         ------------
                                                                                         $153,318,838
-----------------------------------------------------------------------------------------------------
Automotive - 2.5%
-----------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.21%, 2008             $  1,700,000        $  1,707,813
DaimlerChrysler Services North America LLC, 4.75%, 2008                 2,050,000           2,023,026
Ford Motor Credit Co., 5.8%, 2009                                       3,785,000           3,425,993
General Motors Acceptance Corp., 6.125%, 2006                           1,810,000           1,795,748
General Motors Acceptance Corp., 5.625%, 2009                           3,360,000           3,147,346
Johnson Controls, Inc., 5.25%, 2011                                     5,050,000           4,954,984
                                                                                         ------------
                                                                                         $ 17,054,910
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.8%
-----------------------------------------------------------------------------------------------------
Bank of America Corp., 7.5%, 2006                                    $  3,920,000        $  3,952,081
BANK ONE Corp., 7.875%, 2010                                            5,066,000           5,492,886
Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)               1,700,000           1,712,595
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                    3,100,000           3,019,019
DEPFA Bank PLC, 3.625%, 2008                                            6,100,000           5,877,391
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                    5,324,000           5,622,442
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049               1,110,000           1,143,210
Popular North America, Inc., 6.125%, 2006                               2,620,000           2,628,326
Popular North America, Inc., 3.875%, 2008                               3,000,000           2,878,431
Popular North America, Inc., 4.7%, 2009                                 3,300,000           3,202,218
Royal Bank of Scotland Group PLC, 9.118%, 2049                          4,527,000           5,046,500
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                  7,367,000           7,562,889
Spintab AB, 7.5% to 2006, FRN to 2049                                   1,125,000           1,132,445
Spintab AB, 7.5% to 2006, FRN to 2049 (a)                               1,150,000           1,157,611
Turanalem Finance B.V., 10%, 2007                                       2,725,000           2,827,188
VTB Capital, 5.68%, 2007 (a)                                            2,001,000           2,001,500
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                   2,820,000           2,764,663
Wachovia Corp., 6.4%, 2008                                              4,300,000           4,387,342
Wachovia Corp., 6.3%, 2028                                              2,770,000           2,824,226
                                                                                         ------------
                                                                                         $ 65,232,963
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
-----------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                           $  3,100,000        $  3,064,242
Cox Communications, Inc., 4.625%, 2010                                  3,820,000           3,671,230
Time Warner Entertainment Co. LP, 7.25%, 2008                           3,100,000           3,211,281
                                                                                         ------------
                                                                                         $  9,946,753
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
-----------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                             $  3,208,000        $  3,084,399
Goldman Sachs Group, Inc., 7.35%, 2009                                  3,900,000           4,125,826
Goldman Sachs Group, Inc., 5%, 2011                                       870,000             848,612
Lehman Brothers E-Capital Trust I, FRN, 5.55%, 2065 (a)                 2,524,000           2,531,410
Lehman Brothers Holdings, Inc., 3.95%, 2009                             5,000,000           4,747,870
Merrill Lynch & Co., Inc., 4.25%, 2010                                  4,600,000           4,407,660
                                                                                         ------------
                                                                                         $ 19,745,777
-----------------------------------------------------------------------------------------------------
Building - 0.8%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                           $  1,870,000        $  1,966,458
Hanson PLC, 7.875%, 2010                                                3,480,000           3,751,572
                                                                                         ------------
                                                                                         $  5,718,030
-----------------------------------------------------------------------------------------------------
Business Services - 0.9%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25%, 2011                                     $  5,970,000        $  5,909,721
-----------------------------------------------------------------------------------------------------
Chemicals - 0.7%
-----------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                      $  5,005,000        $  5,001,977
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                            $  3,321,000        $  3,324,022
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
-----------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                          $  2,700,000        $  2,709,377
Fortune Brands, Inc., 5.125%, 2011                                      3,272,000           3,193,763
                                                                                         ------------
                                                                                         $  5,903,140
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.6%
-----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                          $  3,932,000        $  3,778,491
-----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
-----------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (a)                       $  2,300,000        $  2,219,617
Gazprom, 9.125%, 2007                                                   1,800,000           1,854,000
                                                                                         ------------
                                                                                         $  4,073,617
-----------------------------------------------------------------------------------------------------
Energy  - Independent - 0.5%
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                     $  1,155,000        $  1,139,071
Pioneer Natural Resource Co., 6.5%, 2008                                2,000,000           2,035,138
                                                                                         ------------
                                                                                         $  3,174,209
-----------------------------------------------------------------------------------------------------
Financial Institutions - 2.9%
-----------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                        $  3,091,000        $  3,004,480
Countrywide Home Loans, Inc., 5.5%, 2007                                  660,000             660,431
Countrywide Home Loans, Inc., 4.125%, 2009                              4,400,000           4,205,705
Household Finance Corp., 4.75%, 2009                                    9,500,000           9,313,439
International Lease Finance Corp., 5%, 2010                             2,341,000           2,289,458
                                                                                         ------------
                                                                                         $ 19,473,513
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.1%
-----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (a)                              $  3,870,000        $  3,726,992
Kraft Foods, Inc., 4%, 2008                                             3,600,000           3,481,708
                                                                                         ------------
                                                                                         $  7,208,700
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                          $  2,600,000        $  2,535,143
-----------------------------------------------------------------------------------------------------
Industrial - 0.5%
-----------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                        $  3,090,000        $  3,084,052
-----------------------------------------------------------------------------------------------------
Insurance - 1.8%
-----------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (a)                         $  2,500,000        $  2,444,495
Hartford Financial Services Group, Inc., 4.7%, 2007                     1,750,000           1,732,596
John Hancock Global Funding II, 3.5%, 2009 (a)                          4,530,000           4,318,336
Prudential Insurance Co., 7.65%, 2007 (a)                               3,380,000           3,465,686
                                                                                         ------------
                                                                                         $ 11,961,113
-----------------------------------------------------------------------------------------------------
Insurance  - Property & Casualty - 1.1%
-----------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (a)                   $  2,305,000        $  2,300,768
Safeco Corp., 4.2%, 2008                                                5,040,000           4,924,246
                                                                                         ------------
                                                                                         $  7,225,014
-----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 3.0%
-----------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.375%, 2006                                       $  4,580,000        $  4,527,866
KfW Bankengruppe, 3.25%, 2007                                           6,400,000           6,242,285
KFW International Finance, Inc., 4.75%, 2007                            2,000,000           1,990,874
Landesbank Baden-Wurttemberg, 5.125%, 2007                              1,000,000             998,023
Landwirtschaftliche Rentenbank, 4.5%, 2006                              1,000,000             997,466
Province of Manitoba, 4.25%, 2006                                       5,020,000           4,994,107
                                                                                         ------------
                                                                                         $ 19,750,621
-----------------------------------------------------------------------------------------------------
International Market Sovereign - 1.1%
-----------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                       $  8,000,000        $  7,546,432
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
-----------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                      $  4,225,000        $  4,226,394
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
-----------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                               $    900,000        $    965,753
-----------------------------------------------------------------------------------------------------
Mortgage Backed - 11.2%
-----------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                 $    323,664        $    333,073
Fannie Mae, 5.5%, 2016 - 2019                                           7,474,090           7,426,475
Fannie Mae, 6.5%, 2017                                                  1,104,248           1,130,544
Fannie Mae, 6%, 2017                                                    3,520,388           3,566,945
Fannie Mae, 5%, 2018                                                    6,884,598           6,716,598
Fannie Mae, 4.5%, 2018                                                  3,717,102           3,547,362
Freddie Mac, 6%, 2017                                                   1,091,683           1,103,669
Freddie Mac, 5.5%, 2017 - 2025                                         15,567,986          15,394,287
Freddie Mac, 5%, 2018 - 2023                                           30,859,363          30,322,786
Freddie Mac, 3%, 2021                                                   5,100,000           4,994,878
Freddie Mac, 3.108%, 2035                                                  96,338              95,982
Ginnie Mae, 7.5%, 2007 - 2011                                             392,910             407,176
                                                                                         ------------
                                                                                         $ 75,039,775
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
-----------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.3094%, 2036                       $  2,044,463        $  2,044,463
-----------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 1.7%
-----------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                         $  3,800,000        $  3,678,662
Kinder Morgan Energy Partners LP, 5.35%, 2007                           4,380,000           4,356,514
Kinder Morgan Finance, 5.35%, 2011                                      3,264,000           3,206,700
                                                                                         ------------
                                                                                         $ 11,241,876
-----------------------------------------------------------------------------------------------------
Network & Telecom - 4.2%
-----------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                               $  2,200,000        $  2,311,338
SBC Communications, Inc., 4.125%, 2009                                  5,830,000           5,575,660
Telecom Italia Capital, 4%, 2008                                        4,100,000           3,953,614
Telecom Italia Capital, 4%, 2010                                        1,100,000           1,035,812
Telecom Italia Capital, 4.875%, 2010                                    2,227,000           2,140,857
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    4,020,000           4,021,331
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                     2,850,000           2,913,954
Telefonica Europe B.V., 7.75%, 2010                                     3,960,000           4,251,832
TELUS Corp., 7.5%, 2007                                                 2,000,000           2,041,596
                                                                                         ------------
                                                                                         $ 28,245,994
-----------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                     $  1,501,000        $  1,511,710
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                            $  3,713,000        $  3,719,605
-----------------------------------------------------------------------------------------------------
Real Estate - 2.6%
-----------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                         $  3,290,000        $  3,391,082
EOP Operating LP, 4.65%, 2010                                           2,000,000           1,917,310
Kimco Realty Corp., 7.5%, 2006                                          2,900,000           2,932,045
Simon Property Group LP, 7.125%, 2009                                   1,900,000           1,975,424
Simon Property Group LP, 4.6%, 2010                                     2,258,000           2,175,495
Vornado Realty Trust, 5.625%, 2007                                      4,800,000           4,800,158
                                                                                         ------------
                                                                                         $ 17,191,514
-----------------------------------------------------------------------------------------------------
Retailers - 0.4%
-----------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                               $  2,937,000        $  2,964,114
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.8%
-----------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                               $  3,110,000        $  3,193,507
Safeway, Inc., 4.95%, 2010                                                984,000             952,970
Safeway, Inc., 6.5%, 2011                                               1,250,000           1,282,286
                                                                                         ------------
                                                                                         $  5,428,763
-----------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                           $  1,550,000        $  1,569,733
-----------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.9%
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                    $  6,200,000        $  6,189,342
-----------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-----------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                              $  3,040,000        $  3,159,776
-----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.0%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                  $  8,305,000        $  8,295,449
Federal Home Loan Bank, 4.625%, 2008                                    5,200,000           5,153,455
Freddie Mac, 4.875%, 2007                                               4,100,000           4,088,381
Small Business Administration, 5.1%, 2016                               2,320,000           2,291,186
                                                                                         ------------
                                                                                         $ 19,828,471
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.6%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                    $  4,000,000        $  4,003,124
U.S. Treasury Notes, 3%, 2006                                           5,983,000           5,905,640
U.S. Treasury Notes, 6.125%, 2007 (f)                                   7,500,000           7,611,915
U.S. Treasury Notes, 2.625%, 2008                                       2,990,000           2,860,823
U.S. Treasury Notes, 4.375%, 2008                                       1,280,000           1,264,550
U.S. Treasury Notes, 3.5%, 2009                                         2,275,000           2,170,402
                                                                                         ------------
                                                                                         $ 23,816,454
-----------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 7.3%
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                        $  5,861,000        $  5,904,319
Dominion Resources, Inc., 5.687%, 2008                                  1,880,000           1,883,820
DTE Energy Co., 6.45%, 2006                                             3,250,000           3,252,584
Empresa Nacional de Electricidad S.A., 8.5%, 2009                       2,325,000           2,486,257
Exelon Generation Co. LLC, 6.95%, 2011                                  2,700,000           2,840,171
FirstEnergy Corp., 5.5%, 2006                                           3,285,000           3,284,754
FPL Group Capital, Inc., 5.551%, 2008                                   3,927,900           3,932,225
HQI Transelec Chile S.A., 7.875%, 2011                                  2,670,000           2,848,425
MidAmerican Energy Holdings Co., 4.625%, 2007                           4,140,000           4,095,122
MidAmerican Energy Holdings Co., 3.5%, 2008                             1,076,000           1,034,914
Oncor Electric Delivery Co., 5%, 2007                                   3,826,000           3,800,087
Pacific Gas & Electric Co., 3.6%, 2009                                  2,585,000           2,460,501
Progress Energy, Inc., 6.05%, 2007                                      2,610,000           2,623,496
Progress Energy, Inc., 7.1%, 2011                                       1,693,000           1,788,560
TXU Energy Co., 6.125%, 2008                                            1,425,000           1,435,212
Virginia Electric & Power Co., 5.375%, 2007                             1,250,000           1,248,941
Virginia Electric & Power Co., 4.1%, 2008                               4,100,000           3,953,573
                                                                                         ------------
                                                                                         $ 48,872,961
-----------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $664,545,736)                                          $650,412,111
-----------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Short-Term Obligations  - 1.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06,
at Amortized Cost and Value (y)                                      $ 12,129,000        $ 12,129,000
-----------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $676,674,736) (k)                                $662,541,111
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities  - 0.7%                                                      4,936,226
-----------------------------------------------------------------------------------------------------
    NET ASSETS  - 100.0%                                                                 $667,477,337
-----------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2006:

                                                                                            UNREALIZED
                                                                        EXPIRATION       APPRECIATION/
DESCRIPTION                              CONTRACTS          VALUE             DATE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------

U.S. Treasury Bond (Short)                     401    $41,766,656           Jun-06            $316,737

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $84,270,679, representing 12.6% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the Fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $615,385,238 and 92.88% of market value provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $676,674,736)              $662,541,111
Cash                                                                     17,493
Receivable for fund shares sold                                         554,441
Interest receivable                                                   6,945,369
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $670,058,414
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $455,438
Payable for daily variation margin on open futures contracts             62,656
Payable for fund shares reacquired                                    1,685,192
Payable to affiliates
  Management fee                                                         13,696
  Shareholder servicing costs                                           120,239
  Distribution and service fees                                          32,225
  Administrative services fee                                             1,041
  Program manager fees                                                      119
  Retirement plan administration and services fees                           13
Payable for independent trustees' compensation                           17,573
Accrued expenses and other liabilities                                  192,885
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $2,581,077
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $667,477,337
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $744,536,270
Unrealized appreciation (depreciation) on investments               (13,816,888)
Accumulated net realized gain (loss) on investments                 (62,761,984)
Accumulated distributions in excess of net investment income           (480,061)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $667,477,337
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   104,721,439
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $345,689,397
  Shares outstanding                                                 54,154,408
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $6.38
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per
  share)                                                                                          $6.54
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $103,406,023
  Shares outstanding                                                 16,264,460
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.36
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $81,144,433
  Shares outstanding                                                 12,723,896
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.38
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $127,925,802
  Shares outstanding                                                 20,118,788
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.36
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,781,303
  Shares outstanding                                                    435,461
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.39
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $122,524
  Shares outstanding                                                     19,281
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.35
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $120,448
  Shares outstanding                                                     18,957
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.35
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $269,326
  Shares outstanding                                                     42,197
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.38
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $259,622
  Shares outstanding                                                     40,682
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.38
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,457
  Shares outstanding                                                      8,061
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $6.38
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,868,404
  Shares outstanding                                                    449,551
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $6.38
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per
  share)                                                                                          $6.54
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $681,500
  Shares outstanding                                                    107,352
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.35
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,157,098
  Shares outstanding                                                    338,345
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.38
-------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C
shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $32,928,146
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,992,809
  Distribution and service fees                                         2,890,454
  Program manager fees                                                     12,315
  Shareholder servicing costs                                           1,316,592
  Administrative services fee                                              94,629
  Retirement plan administration and services fees                          1,464
  Independent trustees' compensation                                       19,820
  Custodian fee                                                           266,828
  Shareholder communications                                              174,620
  Auditing fees                                                            45,843
  Legal fees                                                               19,171
  Miscellaneous                                                            74,365
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,908,910
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (70,436)
  Reduction of expenses by investment adviser and distributor          (1,132,436)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $6,706,038
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $26,222,108
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(4,376,225)
  Futures contracts                                                       378,546
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(3,997,679)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(7,041,414)
  Futures contracts                                                       506,807
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(6,534,607)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(10,532,286)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $15,689,822
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 4/30                                                   2006                      2005
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $26,222,108               $28,722,514
Net realized gain (loss) on investments                            (3,997,679)               (1,184,780)
Net unrealized gain (loss) on investments                          (6,534,607)              (16,105,787)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $15,689,822               $11,431,947
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(15,873,387)             $(20,033,196)
  Class B                                                          (4,345,303)               (6,318,917)
  Class C                                                          (3,512,376)               (6,080,836)
  Class I                                                          (5,173,448)               (4,202,365)
  Class R                                                            (109,634)                  (75,183)
  Class R1                                                             (3,298)                     (117)
  Class R2                                                             (2,348)                     (131)
  Class R3                                                             (8,623)                   (3,999)
  Class R4                                                             (3,428)                     (151)
  Class R5                                                             (2,135)                     (164)
  Class 529A                                                          (88,680)                  (71,480)
  Class 529B                                                          (21,532)                  (21,989)
  Class 529C                                                          (58,744)                  (52,195)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(29,202,936)             $(36,860,723)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(151,457,311)            $(143,622,950)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $24,008
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(164,970,425)            $(169,027,718)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            832,447,762             1,001,475,480
At end of period (including accumulated distributions
in excess of net investment income of $480,061 and
$2,507,214, respectively)                                        $667,477,337              $832,447,762
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period                $6.50            $6.68            $6.87            $6.84            $6.86
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.24            $0.22            $0.22            $0.27            $0.34
  Net realized and unrealized gain (loss)
  on investments                                    (0.09)           (0.12)           (0.11)            0.10             0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.15            $0.10            $0.11            $0.37            $0.37
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.27)          $(0.28)          $(0.30)          $(0.34)          $(0.39)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.38            $6.50            $6.68            $6.87            $6.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           2.32             1.54             1.60             5.58             5.52
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.82             0.80             0.82             0.80             0.85
Expenses after expense reductions (f)                0.67             0.65             0.75             0.75             0.80
Net investment income                                3.74             3.39             3.31             3.92             5.02
Portfolio turnover                                     25               35               43               53               53
Net assets at end of period (000 Omitted)        $345,689         $422,096         $509,115         $490,000         $293,435
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period                $6.47            $6.66            $6.84            $6.81            $6.83
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.19            $0.17            $0.17            $0.21            $0.29
  Net realized and unrealized gain (loss)
  on investments                                    (0.08)           (0.13)           (0.11)            0.11             0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11            $0.04            $0.06            $0.32            $0.32
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.22)          $(0.23)          $(0.24)          $(0.29)          $(0.34)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.36            $6.47            $6.66            $6.84            $6.81
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.69             0.60             0.95             4.76             4.73
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.59             1.57             1.61             1.59             1.63
Expenses after expense reductions (f)                1.44             1.42             1.54             1.54             1.58
Net investment income                                2.97             2.62             2.53             3.14             4.25
Portfolio turnover                                     25               35               43               53               53
Net assets at end of period (000 Omitted)        $103,406         $151,997         $198,356         $244,736         $120,535
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS C
                                                                              YEARS ENDED 4/30
                                                -----------------------------------------------------------------------------
                                                      2006             2005             2004             2003            2002
Net asset value, beginning of period                 $6.49            $6.67            $6.86            $6.83           $6.85
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.19            $0.17            $0.17            $0.20           $0.28
  Net realized and unrealized gain (loss)
  on investments                                     (0.09)           (0.13)           (0.12)            0.11            0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10            $0.04            $0.05            $0.31           $0.31
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.21)          $(0.22)          $(0.24)          $(0.28)         $(0.28)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.38            $6.49            $6.67            $6.86           $6.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.61             0.67             0.73             4.68            4.64
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.67             1.65             1.67             1.65            1.70
Expenses after expense reductions (f)                 1.52             1.50             1.60             1.60            1.65
Net investment income                                 2.89             2.55             2.45             3.01            4.12
Portfolio turnover                                      25               35               43               53              53
Net assets at end of period (000 Omitted)          $81,144         $140,467         $209,163         $203,259         $72,888
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                               YEARS ENDED 4/30
                                                 ----------------------------------------------------------------------------
                                                        2006             2005            2004            2003            2002
Net asset value, beginning of period                   $6.48            $6.66           $6.84           $6.82           $6.84
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.25            $0.23           $0.23           $0.25           $0.35
  Net realized and unrealized gain (loss)
  on investments                                       (0.09)           (0.12)          (0.10)           0.12            0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.16            $0.11           $0.13           $0.37           $0.38
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.28)          $(0.29)         $(0.31)         $(0.35)         $(0.40)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $6.36            $6.48           $6.66           $6.84           $6.82
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 2.46             1.68            1.89            5.59            5.70
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.67             0.66            0.66            0.65            0.70
Expenses after expense reductions (f)                   0.52             0.51            0.59            0.60            0.65
Net investment income                                   3.90             3.53            3.45            3.81            5.17
Portfolio turnover                                        25               35              43              53              53
Net assets at end of period (000 Omitted)           $127,926         $110,059         $80,206         $29,075          $1,299
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R
                                                                                    YEARS ENDED 4/30
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                              $6.50             $6.68             $6.87             $6.86
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.23             $0.21             $0.21             $0.08
  Net realized and unrealized gain (loss) on investments          (0.09)            (0.13)            (0.12)             0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.14             $0.08             $0.09             $0.11
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.25)           $(0.26)           $(0.28)           $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $6.39             $6.50             $6.68             $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            2.22              1.28              1.34              1.65(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.17              1.17              1.17              1.15(a)
Expenses after expense reductions (f)                              0.92              0.92              1.00              1.00(a)
Net investment income                                              3.50              3.14              3.06              3.33(a)
Portfolio turnover                                                   25                35                43                53
Net assets at end of period (000 Omitted)                        $2,781            $2,649              $736               $85
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1
                                                                                   YEARS ENDED 4/30
                                                                         ------------------------------------
                                                                                2006                  2005(i)
Net asset value, beginning of period                                           $6.47                    $6.46
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                    $0.18                    $0.01
  Net realized and unrealized gain (loss) on investments                       (0.10)                    0.02(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.08                    $0.03
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                  $(0.20)                  $(0.02)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $6.35                    $6.47
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         1.30                     0.39(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.87                     2.07(a)
Expenses after expense reductions (f)                                           1.66                     1.92(a)
Net investment income                                                           2.79                     2.28(a)
Portfolio turnover                                                                25                       35
Net assets at end of period (000 Omitted)                                       $123                      $50
-------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R2
                                                                                   YEARS ENDED 4/30
                                                                         ------------------------------------
                                                                                2006                  2005(i)
Net asset value, beginning of period                                           $6.47                    $6.46
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                    $0.20                    $0.01
  Net realized and unrealized gain (loss) on investments                       (0.10)                    0.02(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.10                    $0.03
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                  $(0.22)                  $(0.02)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $6.35                    $6.47
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         1.63                     0.42(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.57                     1.77(a)
Expenses after expense reductions (f)                                           1.32                     1.62(a)
Net investment income                                                           3.16                     2.65(a)
Portfolio turnover                                                                25                       35
Net assets at end of period (000 Omitted)                                       $120                      $50
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3
                                                                                    YEARS ENDED 4/30
                                                                    -------------------------------------------------
                                                                           2006              2005             2004(i)
Net asset value, beginning of period                                      $6.50             $6.68               $6.77
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.22             $0.19               $0.09
  Net realized and unrealized gain (loss) on investments                  (0.10)            (0.12)              (0.05)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.12             $0.07               $0.04
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.24)           $(0.25)             $(0.13)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $6.38             $6.50               $6.68
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    1.87              1.03                0.58(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.41              1.42                1.38(a)
Expenses after expense reductions (f)                                      1.09              1.17                1.21(a)
Net investment income                                                      3.36              2.88                2.70(a)
Portfolio turnover                                                           25                35                  43
Net assets at end of period (000 Omitted)                                  $269              $156                 $98
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R4
                                                                                          YEARS ENDED 4/30
                                                                                ------------------------------------
                                                                                       2006                  2005(i)
Net asset value, beginning of period                                                  $6.50                    $6.49
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                           $0.22                    $0.02
  Net realized and unrealized gain (loss) on investments                              (0.09)                    0.01(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $0.13                    $0.03
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                                         $(0.25)                  $(0.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $6.38                    $6.50
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                2.06                     0.46(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                 1.07                     1.27(a)
Expenses after expense reductions (f)                                                  0.92                     1.12(a)
Net investment income                                                                  3.60                     3.13(a)
Portfolio turnover                                                                       25                       35
Net assets at end of period (000 Omitted)                                              $260                      $50
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5
                                                                                    YEARS ENDED 4/30
                                                                          ------------------------------------
                                                                                2006                  2005(i)
Net asset value, beginning of period                                           $6.50                    $6.49
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                    $0.24                    $0.02
  Net realized and unrealized gain (loss) on investments                       (0.09)                    0.01(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.15                    $0.03
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                  $(0.27)                  $(0.02)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $6.38                    $6.50
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         2.37                     0.48(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          0.77                     0.97(a)
Expenses after expense reductions (f)                                           0.62                     0.82(a)
Net investment income                                                           3.80                     3.45(a)
Portfolio turnover                                                                25                       35
Net assets at end of period (000 Omitted)                                        $51                      $50
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A
                                                                                    YEARS ENDED 4/30
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                              $6.50             $6.68             $6.87             $6.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.22             $0.20             $0.20             $0.15
  Net realized and unrealized gain (loss) on investments          (0.09)            (0.12)            (0.11)             0.16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.13             $0.08             $0.09             $0.31
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.25)           $(0.26)           $(0.28)           $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $6.38             $6.50             $6.68             $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.96              1.18              1.28              4.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.27              1.27              1.27              1.25(a)
Expenses after expense reductions (f)                              1.02              1.02              1.10              1.10(a)
Net investment income                                              3.41              3.03              2.97              3.23(a)
Portfolio turnover                                                   25                35                43                53
Net assets at end of period (000 Omitted)                        $2,868            $2,300            $1,651            $1,011
-----------------------------------------------------------------------------------------------------------------------------

CLASS 529B
                                                                                    YEARS ENDED 4/30
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                              $6.47             $6.65             $6.83             $6.77
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.17             $0.15             $0.15             $0.13
  Net realized and unrealized gain (loss) on investments          (0.09)            (0.12)            (0.10)             0.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.08             $0.03             $0.05             $0.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.20)           $(0.21)           $(0.23)           $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $6.35             $6.47             $6.65             $6.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.26              0.48              0.68              3.90(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.86              1.84              1.89              1.90(a)
Expenses after expense reductions (f)                              1.71              1.69              1.82              1.85(a)
Net investment income                                              2.71              2.35              2.24              2.63(a)
Portfolio turnover                                                   25                35                43                53
Net assets at end of period (000 Omitted)                          $682              $704              $718              $524
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                    YEARS ENDED 4/30
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                              $6.49             $6.67             $6.86             $6.79
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.17             $0.15             $0.15             $0.12
  Net realized and unrealized gain (loss) on investments          (0.08)            (0.12)            (0.11)             0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.09             $0.03             $0.04             $0.27
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.20)           $(0.21)           $(0.23)           $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $6.38             $6.49             $6.67             $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.35              0.42              0.52              4.00(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.92              1.91              1.92              1.90(a)
Expenses after expense reductions (f)                              1.77              1.76              1.85              1.85(a)
Net investment income                                              2.66              2.29              2.22              2.51(a)
Portfolio turnover                                                   25                35                43                53
Net assets at end of period (000 Omitted)                        $2,157            $1,820            $1,432              $734
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                               4/30/06           4/30/05
      Ordinary income (including any
      short-term capital gains)(1)         $29,202,936       $36,860,723

(1) Included in the fund's distributions from ordinary income for the year ended April 30, 2005 is $14,145 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $684,567,931
          ----------------------------------------------------------
          Gross appreciation                                $228,631
          Gross depreciation                             (22,255,451)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(22,026,820)
          Undistributed ordinary income                   $1,930,283
          Capital loss carryforwards                     (47,966,958)
          Post-October capital loss deferral              (6,585,094)
          Other temporary differences                     (2,410,344)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              April 30, 2007                         $(4,524,994)
              April 30, 2008                          (4,772,473)
              April 30, 2009                          (2,874,797)
              April 30, 2011                          (8,907,285)
              April 30, 2012                          (6,818,781)
              April 30, 2013                         (11,561,084)
              April 30, 2014                          (8,507,544)
              --------------------------------------------------
                                                    $(47,966,958)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the year ended April 30, 2006, this waiver amounted to $1,122,307 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $21,590 and $972 for the year ended
April 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL      ANNUAL   DISTRIBUTION
            DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                FEE RATE     FEE RATE        PLAN(1)     RATE(2)            FEE

Class A            0.10%        0.25%          0.35%       0.15%       $574,967
Class B            0.75%        0.25%          1.00%       0.92%      1,189,352
Class C            0.75%        0.25%          1.00%       1.00%      1,075,904
Class R            0.25%        0.25%          0.50%       0.40%         14,036
Class R1           0.50%        0.25%          0.75%       0.75%            769
Class R2           0.25%        0.25%          0.50%       0.50%            324
Class R3           0.25%        0.25%          0.50%       0.40%          1,134
Class R4              --        0.25%          0.25%       0.25%            209
Class 529A         0.25%        0.25%          0.50%       0.25%          8,133
Class 529B         0.75%        0.25%          1.00%       0.94%          6,496
Class 529C         0.75%        0.25%          1.00%       1.00%         19,130
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $2,890,454

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    April 30, 2006 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is currently in effect. The remaining portion of the Class B and Class 529B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class R and 0.10% of the Class R3 distribution fee is currently being waived under a contractual waiver arrangement until September 1, 2006. For the year ended April 30, 2006, this waiver amounted to $2,807 and $227 for Class R and Class R3, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A service fee is currently being waived under a contractual waiver arrangement until September 1, 2006. For the year ended April 30, 2006, this waiver amounted to $2,324 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $24,444
              Class B                                   $402,454
              Class C                                    $21,220
              Class 529B                                    $134
              Class 529C                                    $401

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $5,809
              Class 529B                                   1,723
              Class 529C                                   4,783
              --------------------------------------------------
              Total Program Manager Fees                 $12,315

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $779,687, which equated to 0.1042% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $381,712.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0127% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                          ANNUAL
                                                       EFFECTIVE        TOTAL
                                          FEE RATE       RATE(1)       AMOUNT

      Class R1                               0.45%         0.39%         $461
      Class R2                               0.40%         0.30%          260
      Class R3                               0.25%         0.18%          566
      Class R4                               0.15%         0.15%          126
      Class R5                               0.10%         0.10%           51
      -----------------------------------------------------------------------
      Total Retirement Plan Administration
        and Services Fees                                              $1,464

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended April 30, 2006, this waiver amounted to $291 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,209. This amount is included in Independent trustees' compensation for the year ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $15,368 at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $5,169. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,480, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES           SALES

U.S. government securities                        $26,677,006     $38,337,107
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)     $161,247,837    $289,786,461
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   YEAR ENDED                         YEAR ENDED
                                                 APRIL 30, 2006                    APRIL 30, 2005(i)
                                            SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                                  14,723,093        $94,861,584      26,433,033       $174,481,253
  Class B                                   1,525,257          9,800,819       5,826,183         38,370,447
  Class C                                   1,369,519          8,819,201       7,288,912         48,103,935
  Class I                                   2,511,344         16,146,646       4,334,112         28,481,542
  Class R                                     126,373            816,389         514,656          3,395,311
  Class R1                                     16,339            105,229           7,740             50,000
  Class R2                                     10,830             69,168           7,740             50,000
  Class R3                                     36,787            237,196           9,292             60,539
  Class R4                                     34,080            217,885           7,704             50,000
  Class R5                                         --                 --           7,704             50,000
  Class 529A                                  256,856          1,649,035         234,879          1,544,541
  Class 529B                                    8,098             51,802          16,208            106,109
  Class 529C                                  174,448          1,121,570         138,096            908,179
-----------------------------------------------------------------------------------------------------------
                                           20,793,024       $133,896,524      44,826,259       $295,651,856

Shares issued to shareholders
in reinvestment of distributions
  Class A                                   1,952,407        $12,571,053       2,525,567        $16,670,997
  Class B                                     494,971          3,175,692         751,404          4,943,129
  Class C                                     281,857          1,814,463         504,573          3,332,892
  Class I                                     806,946          5,173,255         685,244          4,497,602
  Class R                                      14,859             95,726          10,974             72,247
  Class R1                                        510              3,267              18                112
  Class R2                                        367              2,348              20                126
  Class R3                                      1,331              8,550             653              4,301
  Class R4                                        532              3,413              23                147
  Class R5                                        332              2,135              25                160
  Class 529A                                   13,677             87,971          11,558             76,096
  Class 529B                                    3,350             21,448           3,628             23,807
  Class 529C                                    9,090             58,422           8,467             55,754
-----------------------------------------------------------------------------------------------------------
                                            3,580,229        $23,017,743       4,502,154        $29,677,370

Shares reacquired
  Class A                                 (27,456,168)     $(176,901,133)    (40,215,822)     $(265,310,960)
  Class B                                  (9,231,319)       (59,248,303)    (12,906,531)       (84,768,367)
  Class C                                 (10,558,576)       (68,042,256)    (17,498,021)      (115,308,357)
  Class I                                    (196,823)        (1,259,758)        (72,379)          (475,997)
  Class R                                    (112,984)          (728,035)       (228,523)        (1,507,764)
  Class R1                                     (5,326)           (34,336)             --                 --
  Class R2                                         --                 --              --                 --
  Class R3                                    (19,898)          (128,295)           (572)            (3,739)
  Class R4                                     (1,657)           (10,606)             --                 --
  Class R5                                         --                 --              --                 --
  Class 529A                                 (175,003)        (1,127,743)       (139,631)          (919,651)
  Class 529B                                  (12,954)           (83,000)        (19,072)          (126,009)
  Class 529C                                 (125,531)          (808,113)        (80,807)          (531,332)
------------------------------------------------------------------------------------------------------------
                                          (47,896,239)     $(308,371,578)    (71,161,358)     $(468,952,176)

Net change
  Class A                                 (10,780,668)      $(69,468,496)    (11,257,222)      $(74,158,710)
  Class B                                  (7,211,091)       (46,271,792)     (6,328,944)       (41,454,791)
  Class C                                  (8,907,200)       (57,408,592)     (9,704,536)       (63,871,530)
  Class I                                   3,121,467         20,060,143       4,946,977         32,503,147
  Class R                                      28,248            184,080         297,107          1,959,794
  Class R1                                     11,523             74,160           7,758             50,112
  Class R2                                     11,197             71,516           7,760             50,126
  Class R3                                     18,220            117,451           9,373             61,101
  Class R4                                     32,955            210,692           7,727             50,147
  Class R5                                        332              2,135           7,729             50,160
  Class 529A                                   95,530            609,263         106,806            700,986
  Class 529B                                   (1,506)            (9,750)            764              3,907
  Class 529C                                   58,007            371,879          65,756            432,601
-----------------------------------------------------------------------------------------------------------
                                          (23,522,986)     $(151,457,311)    (21,832,945)     $(143,622,950)

(i) For the period from the class' inception, April 1, 2005 (classes R1, R2, R4, R5) through the stated
    period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 19% of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $4,178, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Fund (one of the series comprising MFS Series Trust IX (the "Trust")) as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Limited Maturity Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------    ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------

(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                CUSTODIAN
Massachusetts Financial Services Company          State Street Bank and Trust Company
500 Boylston Street, Boston, MA                   225 Franklin Street, Boston, MA 02110
02116-3741
                                                  INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                       ACCOUNTING FIRM
MFS Fund Distributors, Inc.                       Deloitte & Touche LLP
500 Boylston Street, Boston, MA                   200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
James J. Calmas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MQL-ANN-06/06 34M

MFS(R) MUNICIPAL LIMITED MATURITY FUND                                  4/30/06

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     6
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          8
---------------------------------------------------
FINANCIAL STATEMENTS                             21
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    28
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           36
---------------------------------------------------
TRUSTEES AND OFFICERS                            37
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    42
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            42
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   42
---------------------------------------------------
FEDERAL TAX INFORMATION                          42
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      97.8%
              Cash & Other Net Assets                     2.2%

              TOP FIVE BOND INDUSTRIES (i)

              General Obligations - General
              Purpose                                    13.0%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             12.5%
              ------------------------------------------------
              State & Local Agencies                      9.9%
              ------------------------------------------------
              Utilities - Municipal-Owned                 7.9%
              ------------------------------------------------
              General Obligations - Schools               7.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        60.3%
              ------------------------------------------------
              AA                                         10.8%
              ------------------------------------------------
              A                                          14.3%
              ------------------------------------------------
              BBB                                        14.5%
              ------------------------------------------------
              BB                                          0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         3.2
              ------------------------------------------------
              Average Life (m)                        4.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                    7.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class A shares of the MFS Municipal Limited Maturity Fund provided a total return of 1.40%, at net asset value. In comparison, the fund's benchmarks, the Lehman Brothers
3-Year Municipal Bond Index (3-Year Index) and the Lehman Brothers 5-Year Municipal Bond Index (5-Year Index), returned 1.43% and 1.20%, respectively.

PERFORMANCE RELATIVE TO THE FUND'S BENCHMARKS

Relative to the 3-Year Index, the fund's longer duration(d) stance was the chief detractor from performance during the period. On the positive side, positioning along the yield curve(y), particularly in the middle part of the curve (represented by bonds with durations of 4-to-8 years), helped relative performance. Strong security selection in the health care and utilities sectors also boosted results.

The fund's shorter duration stance relative to the 5-Year Index contributed to our outperformance of this index over the period. The fund's exposure in the longer (five- to ten-year) part of the curve also aided results relative to the 5-Year Index, which consists of bonds with maturities between 4 and 6 years, as the yield curve flattened and rates on these longer-term municipal bonds fell.

In the area of credit quality, the fund benefited from its higher exposure to lower-quality debt relative to both the 3-Year Index and the 5-Year Index, as "BBB"-rated(s) bonds outperformed higher-quality issues over the period. (The Lehman 3-Year Index and the Lehman 5-Year Index are composed primarily of higher-grade securities.) Strong security selection in the health care sector also helped.

Respectfully,

Geoffrey L. Schechter
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Municipal           Lehman Brothers        Lehman Brothers
              Limited Maturity         5-Year Municipal       3-Year Municipal
               Fund -- Class A            Bond Index             Bond Index

4/96              $ 9,750                  $10,000                $10,000
4/97               10,092                   10,465                 10,461
4/98               10,599                   11,170                 11,040
4/99               11,092                   11,896                 11,676
4/00               11,134                   11,939                 11,859
4/01               11,956                   13,022                 12,777
4/02               12,604                   13,915                 13,554
4/03               13,414                   15,013                 14,342
4/04               13,595                   15,271                 14,551
4/05               13,928                   15,802                 14,787
4/06               14,122                   15,992                 14,998

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
---------------------------------------------------------------------------
        A                 3/17/92               1.40%      3.39%      3.77%
---------------------------------------------------------------------------
        B                 9/07/93               0.66%      2.61%      2.98%
---------------------------------------------------------------------------
        C                 7/01/94               0.54%      2.51%      2.91%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
---------------------------------------------------------------------------
Lehman Brothers 3-Year Municipal Bond
Index (f)                                       1.43%      3.26%      4.14%
---------------------------------------------------------------------------
Lehman Brothers 5-Year Municipal Bond
Index (f)                                       1.20%      4.19%      4.81%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -1.14%      2.86%      3.51%
With Initial Sales Charge (2.50%)
---------------------------------------------------------------------------
        B                                      -3.28%      2.24%      2.98%
With CDSC (Declining over six years from 4% to 0%)
---------------------------------------------------------------------------
        C                                      -0.44%      2.51%      2.91%
With CDSC (1% for 12 months)
---------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.

INDEX DEFINITIONS

Lehman Brothers 3-Year Municipal Bond Index - a market-value-weighted index representative of the medium-term (2 to 4 years) tax-exempt bond market.

Lehman Brothers 5-Year Municipal Bond Index - a market-value-weighted index representative of the medium-term (4 to 6 years) tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.72%     $1,000.00       $1,007.60         $3.58
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.72%     $1,000.00       $1,021.22         $3.61
--------------------------------------------------------------------------------
        Actual              1.44%     $1,000.00       $1,005.20         $7.16
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.44%     $1,000.00       $1,017.65         $7.20
--------------------------------------------------------------------------------
        Actual              1.56%     $1,000.00       $1,004.70         $7.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.56%     $1,000.00       $1,017.06         $7.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
Airport & Port Revenue - 6.5%
--------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                 $  1,000,000      $    1,061,250
Chicago, IL, (O'Hare International Airport Rev.), "A", MBIA,
5%, 2009                                                             1,995,000           2,059,538
Chicago, IL, (O'Hare International Airport Rev.), "A-2", FSA,
5.25%, 2013                                                          1,500,000           1,577,250
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008              250,000             256,522
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                             1,000,000           1,101,210
Delaware River Port Authority Pennsylvania & New Jersey
(Refunding Port District Project), "A", FSA, 5.25%, 2009               550,000             572,093
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006          1,000,000           1,012,180
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015            1,250,000           1,288,725
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                     1,000,000           1,038,160
Massachusetts Port Authority Rev., "A", 5.25%, 2007                    375,000             380,543
Massachusetts Port Authority Rev., "A", 5.75%, 2010                    175,000             188,010
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                            500,000             517,390
New York, NY, (Industrial Development Agency Terminal One Group
Assn.), 5.5%, 2014                                                   1,000,000           1,057,490
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                          500,000             507,300
Rhode Island Economic Development Corp. Airport Rev., "A",
FGIC, 5%, 2012                                                         750,000             782,648
Richland Lexington, SC, Columbia Metropolitan Airport Rev.,
"A", FSA, 5%, 2009                                                     200,000             206,470
                                                                                    --------------
                                                                                    $   13,606,779
--------------------------------------------------------------------------------------------------
General Obligations  - General Purpose - 12.9%
--------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)      $    235,000      $      249,986
Broward County, FL, "B", 5%, 2008                                      500,000             510,515
Chicago, IL, Park District, 5%, 2008                                 2,470,000           2,519,943
Columbus, OH, 5.25%, 2011                                              705,000             751,354
Commonwealth of Massachusetts, "A", 6%, 2010 (c)                       310,000             336,266
Du Page County, IL (ARS Jail Project), 5%, 2009                        870,000             897,701
Hawaii, "CY", FSA, 5.25%, 2008                                         500,000             512,860
Hawkins County, TN, AMBAC, 4.5%, 2008                                  425,000             431,477
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                 340,000             340,598
Huntsville, AL, "D", 5%, 2008                                          350,000             360,241
King County, WA, "B", 4.75%, 2009                                    1,500,000           1,537,590
New York, NY, "A", 5.25%, 2012                                         265,000             282,111
New York, NY, "B", 5.75%, 2011                                         375,000             405,360
New York, NY, "C", 5.25%, 2009                                         250,000             260,333
New York, NY, "G", 5.5%, 2009                                          780,000             818,126
New York, NY, "J", 5%, 2010                                       $  1,000,000           1,040,690
New York, NY, "K", 5%, 2010                                            370,000             385,647
New York, NY, "N", 5%, 2013                                          1,030,000           1,084,230
Oakland, CA, "A", FGIC, 5%, 2010                                       820,000             859,106
Pawtucket, RI, "A", AMBAC, 5%, 2009                                  1,000,000           1,035,710
Philadelphia, PA, "A", XLCA, 5%, 2011                                1,000,000           1,052,430
Saraland, AL, Warrants, MBIA, 4.5%, 2009                               865,000             882,127
St. Clair County, IL, FGIC, 5.625%, 2012                               500,000             537,045
State of California, 5%, 2011                                        2,250,000           2,358,112
State of California, 5%, 2012                                        1,150,000           1,209,639
State of California, FSA, 5.25%, 2010                                2,000,000           2,110,220
State of Massachusetts, Consolidated Loan, "A", 5%, 2016             1,000,000           1,054,670
State of Tennessee, "A", FGIC, 5.25%, 2008                             500,000             512,945
State of Washington, "B", FSA, 5%, 2008                                500,000             510,355
State of Wisconsin, 5.125%, 2011                                       400,000             424,836
State of Wisconsin, "1", MBIA, 5%, 2017                                500,000             524,155
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                      500,000             531,820
Titus County, TX, Hospital District, FGIC, 5%, 2013                    510,000             539,606
                                                                                    --------------
                                                                                    $   26,867,804
--------------------------------------------------------------------------------------------------
General Obligations  - Improvement - 1.9%
--------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                      $    375,000      $      412,219
Montgomery, AL, AMBAC, 5%, 2011                                      1,000,000           1,055,520
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010             500,000             532,365
Oak Ridge, TN, AMBAC, 5%, 2012                                         300,000             314,064
Springfield, MA, State Qualified, MBIA, 5%, 2011                     1,000,000           1,052,470
State of Mississippi, "I", ETM, 5.5%, 2006 (c)                         250,000             252,245
State of Mississippi, ETM, 6.2%, 2008 (c)                              420,000             434,986
                                                                                    --------------
                                                                                    $    4,053,869
--------------------------------------------------------------------------------------------------
General Obligations  - Schools - 7.7%
--------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B",
5.25%, 2010 (j)                                                   $    500,000      $      524,695
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                     600,000             631,914
Clackamas County, OR, School District, 6%, 2010 (c)                    315,000             341,788
Cook County, IL, Community Consolidated School, FSA, 0%, 2008          500,000             453,760
Deer Park, TX, Independent School District, PSF, 0%, 2009            1,000,000             894,400
DeSoto, TX, Independent School District School Building, "N",
PSF, 0%, 2021                                                        3,860,000           1,811,961
Ennis, TX, Independent School District Capital Appreciation,
"N", PSF, 0%, 2021                                                   2,865,000           1,384,253
Fayette County, GA, School District, FSA, 0% to 2010,
4.15% to 2014                                                          710,000             577,762
Fayette County, GA, School District, FSA, 0% to 2010,
4.35% to 2016                                                          355,000             287,284
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                    1,115,000           1,196,763
Hall County, GA, School District, 4.5%, 2007                         1,540,000           1,551,581
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                    100,000             104,161
Midlothian, TX, Independent School District, "A", PSF,
4.4%, 2007                                                             700,000             703,605
North Lawrence, IN, (First Mortgage), FSA, 5%, 2008                    500,000             510,260
Northside Texas Independent School District, PSF, 5.5%, 2016           850,000             907,239
Norwin, PA, School District, FGIC, 6%, 2010 (c)                        250,000             269,333
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007        500,000             506,235
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                500,000             526,595
Round Rock, TX, Independent School District, PSF,
6.5%, 2010 (c)                                                         500,000             554,490
Round Rock, TX, Independent School District, PSF, 5.375%, 2012         570,000             614,198
South Carolina, "A", 5.75%, 2007                                       500,000             506,835
State of Florida, Board of Education, Lottery Rev., "B", FGIC,
5.5%, 2010 (c)                                                         150,000             161,604
Tuscaloosa, AL, 5%, 2007                                               465,000             469,636
United Independent School District, TX, Capital Appreciation,
PSF, 0%, 2017                                                          545,000             316,672
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)            300,000             324,348
                                                                                    --------------
                                                                                    $   16,131,372
--------------------------------------------------------------------------------------------------
Healthcare Revenue  - Hospitals - 12.3%
--------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic
Healthcare West), "I", 4.95%, 2026                                $  3,000,000      $    3,087,060
California Statewide Community Development Authority (Kaiser
Permanente), "D", 4.35%, 2036                                          600,000             603,078
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", 5%, 2008                                            500,000             510,560
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010                                                      550,000             563,931
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2011                                                      575,000             588,725
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008               500,000             501,175
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                  200,000             200,742
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital), "A", 5%, 2007                  500,000             506,915
Illinois Health Facilities Authority Rev. (Children's Memorial
Hospital), "A", AMBAC, 5.75%, 2009 (c)                                 250,000             267,187
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5%, 2007                                            440,000             448,980
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", 5.5%, 2008                                               500,000             520,950
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                            1,000,000           1,038,540
Iowa Finance Authority Health Care Facilities (Genesis Medical
Center), 6%, 2010                                                      210,000             224,941
Joplin, MO, Industrial Development Authority, Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2013                              700,000             735,469
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health),
"A", 5.25%, 2009                                                       750,000             775,080
Kentucky Economic Development Finance Authority (Norton
Healthcare, Inc.), "A", 6.125%, 2010                                   180,000             187,576
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital
Assn.), 5.5%, 2009                                                   1,000,000           1,034,280
Martin County, FL, Health Facilities Authority, Hospital Rev.
(Martin Memorial Medical Center), "B", 5.25%, 2008                     800,000             819,008
Massachusetts Development Finance Agency (Massachusetts
Biomedical Research Corp.), "C", 5.75%, 2006                           260,000             261,014
Massachusetts Health & Educational Facilities Authority Rev
(Baystate Medical Center), "F", 5%, 2009                               235,000             240,219
Massachusetts Health & Educational Facilities Authority Rev
(Covenant Health System), 5%, 2007                                      80,000              80,659
Massachusetts Health & Educational Facilities Authority Rev
(Jordan Hospital), "D", 4.8%, 2006                                     600,000             599,928
Michigan Hospital Finance Authority Rev. (Genesys Health
System), "A", ETM, 5.5%, 2007 (c)                                      750,000             769,410
Mississippi Hospital Equipment & Facilities Authority Rev
(Southwest Mississippi Regional Medical Center), 5%, 2014              500,000             507,815
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2015 (c)       2,540,000           2,479,370
New Hampshire Health & Education Facilities (Catholic Medical
Center), "A", 3.6%, 2006                                               250,000             249,508
New Hampshire Health & Education Facilities (Covenant Health),
5%, 2014                                                             1,030,000           1,059,767
New Hampshire Health & Education Facilities (Exeter Hospital),
4.6%, 2007                                                             395,000             396,647
Oklahoma State Development Finance Authority (Unity Health
Center), 5%, 2013                                                      875,000             893,979
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                         750,000             759,323
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligations Group), 5.75%, 2010                              250,000             265,935
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007            675,000             689,027
Springfield, TN, Health & Higher Educational Facilities
Hospital Rev. (Northcrest Medical Center), 5.25%, 2013                 485,000             490,490
St. Cloud, MN, Health Care Rev. (St. Cloud Hospital), "A", FSA,
5.5%, 2006                                                             260,000             260,000
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010          220,000             234,777
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 4.5%, 2006                                                  500,000             500,205
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 5%, 2007                                                    500,000             504,120
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                               250,000             263,670
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 5%, 2006                                   65,000              65,058
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2012                                         610,000             628,953
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2013                                         645,000             664,002
Wisconsin Health & Educational Facilities Authority Rev
(Wheaton Franciscan Services), 5%, 2007                                260,000             262,977
                                                                                    --------------
                                                                                    $   25,741,050
--------------------------------------------------------------------------------------------------
Healthcare Revenue  - Long Term Care - 0.3%
--------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), "B", 3.75%, 2034                                       $    735,000      $      719,021
--------------------------------------------------------------------------------------------------
Industrial Revenue  - Airlines - 0.0%
--------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA,
5%, 2006                                                          $     50,000      $       50,140
--------------------------------------------------------------------------------------------------
Industrial Revenue  - Chemicals - 0.3%
--------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), "B-2", 4.75%, 2033                                          $    330,000      $      332,577
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                             350,000             354,137
                                                                                    --------------
                                                                                    $      686,714
--------------------------------------------------------------------------------------------------
Industrial Revenue  - Environmental Services - 1.6%
--------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A",
4.95%, 2012                                                       $    250,000      $      256,477
Michigan Solid Waste Disposal Rev., (Waste Management),
4.5%, 2013                                                           1,000,000             997,430
New Jersey Economic Development Authority (Waste Management,
Inc.), "A", 5.3%, 2015                                               1,000,000           1,044,690
State of Ohio Solid Waste Rev. (Republic Services), 4.25%, 2033      1,000,000             970,520
                                                                                    --------------
                                                                                    $    3,269,117
--------------------------------------------------------------------------------------------------
Industrial Revenue  - Other - 1.8%
--------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch),
5.1%, 2012                                                        $    375,000      $      391,264
Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010                                                    610,000             620,260
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.),
3.5%, 2011                                                           1,000,000             987,680
Indianapolis, IN, Airport Authority Rev., Special Facilities
(FedEx Corp.), 5.1%, 2017                                            1,320,000           1,353,858
Pennsylvania Economic Development Financing (Amtrak), "A",
6%, 2006                                                               100,000             100,608
Utah County, UT, Environmental Improvement Rev. (Marathon Oil),
5.05%, 2017                                                            300,000             315,825
                                                                                    --------------
                                                                                    $    3,769,495
--------------------------------------------------------------------------------------------------
Industrial Revenue  - Paper - 1.6%
--------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013         $    750,000      $      762,180
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)     1,500,000           1,694,535
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.25%, 2010                    250,000             256,887
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.3%, 2012                     570,000             590,121
                                                                                    --------------
                                                                                    $    3,303,723
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue  - Entertainment & Tourism - 1.0%
--------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose
Stadium Facility), "A", MBIA, 5%, 2010                            $  1,000,000      $    1,048,090
George L. Smith II, GA, World Congress Center Authority Rev
(Domed Stadium), MBIA, 6%, 2011                                      1,000,000           1,085,190
                                                                                    --------------
                                                                                    $    2,133,280
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue  - Other - 1.0%
--------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)  $    490,000      $      480,945
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                               500,000             432,045
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013               685,000             720,140
Kentucky Property & Buildings Commerce Rev. (Project Number
69), "A", FSA, 5.5%, 2011                                              500,000             540,780
                                                                                    --------------
                                                                                    $    2,173,910
--------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
--------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing,
"II", 4.35%, 2007                                                 $    150,000      $      150,132
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                500,000             516,075
                                                                                    --------------
                                                                                    $      666,207
--------------------------------------------------------------------------------------------------
Parking - 0.4%
--------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC,
5%, 2016                                                          $    690,000      $      725,356
--------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.6%
--------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009        $  1,245,000      $    1,301,847
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                    845,000             920,273
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                            425,000             461,176
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B,
4.75%, 2016                                                            695,000             704,744
                                                                                    --------------
                                                                                    $    3,388,040
--------------------------------------------------------------------------------------------------
Single Family Housing  - State - 2.2%
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021      $     30,000      $       30,954
Colorado Housing & Finance Authority Rev., Single Family
Program, "A-3", 6.3%, 2012                                              65,000              66,037
Colorado Housing & Finance Authority Rev., Single Family
Program, "B-3", 6.7%, 2016                                              35,000              35,135
Colorado Housing & Finance Authority, Single Family Program,
"A-3", 7.25%, 2010                                                      55,000              55,863
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010           230,000             233,491
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.05%, 2037              530,000             574,589
New Hampshire Housing Finance Authority, Single Family Rev.,
Mortgage Acquisition, "F", 3.7%, 2010                                  465,000             453,143
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA/FNMA, 7.6%, 2015                                    75,000              77,253
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                              55,000              55,074
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                              460,000             465,134
Tennessee Housing Development Agency (Homeownership Program),
5.65%, 2009                                                          1,885,000           1,944,170
Wyoming Community Development Authority, Housing Rev., "4",
5%, 2006                                                               600,000             600,228
                                                                                    --------------
                                                                                    $    4,591,071
--------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
--------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007     $    500,000      $      499,580
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                         400,000             433,456
Niagara County, NY, Industrial Development Agency, Solid Waste
Disposal Rev., (American Ref-fuel), "C", 5.625%, 2024                  300,000             314,529
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                  400,000             420,324
                                                                                    --------------
                                                                                    $    1,667,889
--------------------------------------------------------------------------------------------------
State & Agency  - Other - 0.7%
--------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                       $  1,270,000      $    1,359,192
--------------------------------------------------------------------------------------------------
State & Local Agencies - 9.8%
--------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009             $  1,000,000      $    1,022,190
Alaska, COP, (Alaska Psychiatric Institute), AMBAC, 4%, 2006           500,000             500,205
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC,
5.25%, 2016                                                          1,000,000           1,063,050
Columbia, SC, COP, Tourism Development Fee Pledge, AMBAC,
5%, 2011                                                               650,000             687,232
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA,
5%, 2010                                                               725,000             755,638
District of Columbia, COP, AMBAC, 5.25%, 2008                        1,500,000           1,535,835
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.5%, 2007 (c)                        1,120,000           1,141,672
Hampton, VA, Museum Rev., 5%, 2014                                     760,000             788,340
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                         350,000             354,028
Michigan Building Authority Rev., "II", FSA, 5%, 2007 (c)            1,500,000           1,542,555
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                      320,000             321,958
New Albany, IN, Floyd County School Building (First Mortgage),
FGIC, 5.5%, 2007                                                       250,000             253,240
New Jersey Economic Development Authority, "A", MBIA,
5%, 2009                                                               500,000             519,200
New York Dormitory Authority Rev. (School Districts Financing
Program), "A", MBIA, 5.25%, 2009                                     1,000,000           1,049,210
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                          1,000,000           1,001,240
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                          1,000,000           1,030,290
New York Urban Development Corp. Rev., "A", 5.125%, 2015               675,000             713,428
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                            425,000             440,759
Ohio Building Authority (Adult Correctional Building), FSA,
5%, 2009                                                             1,290,000           1,335,473
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009 (c)                                     1,000,000           1,062,340
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25%, 2011                                      1,900,000           2,032,506
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007               250,000             255,140
State of Oregon, Department of Administrative Services, "A",
AMBAC, 5.5%, 2008                                                      500,000             516,955
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                           160,000             172,154
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2012                                        85,000              87,275
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2013                                       215,000             220,156
                                                                                    --------------
                                                                                    $   20,402,069
--------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
--------------------------------------------------------------------------------------------------
Connecticut State Higher Education Supplemental Loan Authority
Rev. (Family Education Loan Program), "A", MBIA, 4.125%, 2013     $  1,000,000      $      978,750
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                              85,000              85,398
                                                                                    --------------
                                                                                    $    1,064,148
--------------------------------------------------------------------------------------------------
Tax  - Other - 2.2%
--------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008       $    250,000      $      258,610
District of Columbia, Tax Increment (Gallery Place), FSA,
4%, 2006                                                               370,000             370,178
Harris County-Houston, TX, (Sport Capital Appreciation), "N",
MBIA, 0%, 2040                                                         600,000             537,540
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.375%, 2015                                                         2,730,000           2,874,226
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2013                                               200,000             208,152
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2014                                               250,000             262,053
                                                                                    --------------
                                                                                    $    4,510,759
--------------------------------------------------------------------------------------------------
Tax Assessment - 1.6%
--------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation
Central, "A", AMBAC, 0%, 2006                                     $  1,000,000      $      979,040
Dyer, IN, Redevelopment Authority, Economic Development Lease
Rent, CIFG, 5%, 2011                                                   570,000             594,168
Lewisville, TX, Combination Contract Rev., Special Assessment
(Castle Hills Number 3), 4.125%, 2006 (c)                              500,000             501,275
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                 1,000,000           1,072,680
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A",
4.125%, 2008                                                           285,000             286,679
                                                                                    --------------
                                                                                    $    3,433,842
--------------------------------------------------------------------------------------------------
Tobacco - 1.1%
--------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                        $    450,000      $      459,994
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A", 5%, 2021                                              730,000             734,548
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019            190,000             189,711
South Carolina Tobacco Settlement Authority, "B", 6%, 2022             225,000             235,593
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019               685,000             694,508
                                                                                    --------------
                                                                                    $    2,314,354
--------------------------------------------------------------------------------------------------
Transportation  - Special Tax - 1.3%
--------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008       $    235,000      $      245,993
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011             1,000,000           1,071,060
New Mexico State Highway Commission, Tax Rev., "A",
5.5%, 2006                                                             430,000             430,890
New York Thruway Authority, Highway & Bridge Trust Fund, "A",
FGIC, 5.25%, 2010                                                    1,000,000           1,057,790
                                                                                    --------------
                                                                                    $    2,805,733
--------------------------------------------------------------------------------------------------
Universities  - Colleges - 4.7%
--------------------------------------------------------------------------------------------------
Alabama Private Colleges Tuskegee University, "N", ASSD GTY,
5%, 2015                                                          $  1,000,000      $    1,045,440
District of Columbia Rev. (Gonzaga College High School), FSA,
5%, 2012                                                               445,000             457,180
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), 3.35%, 2034                                             $  1,550,000      $    1,518,396
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 4%, 2006                                                615,000             612,337
Illinois Educational Facilities Authority Rev. (Art Institute),
"A", 4.3%, 2030                                                        500,000             487,835
Massachusetts Development Finance Agency (Massachusetts College
of Pharmacy), "C", 5%, 2007                                            475,000             478,429
Massachusetts Development Finance Agency (Western New England
College), 4%, 2008                                                     430,000             421,839
Massachusetts Development Finance Agency Rev. (Hampshire
College), 5.15%, 2014                                                  150,000             151,831
Massachusetts Health & Educational (Massachusetts Institute of
Technology), "K", 5.25%, 2012                                          375,000             404,385
Rhode Island Health & Educational Building, Higher Education
(Johnson & Wales), XLCA, 5%, 2010                                    2,265,000           2,365,362
Southeast Missouri State University, System Facilities Rev.,
MBIA, 5.625%, 2010                                                     250,000             267,178
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                      500,000             509,145
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                             500,000             499,735
University of Texas, Permanent University Fund, "A", 5%, 2009          580,000             601,396
                                                                                    --------------
                                                                                    $    9,820,488
--------------------------------------------------------------------------------------------------
Universities  - Dormitories - 0.5%
--------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029              $  1,000,000      $    1,063,650
--------------------------------------------------------------------------------------------------
Universities  - Secondary Schools - 0.1%
--------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                        $    100,000      $      101,470
--------------------------------------------------------------------------------------------------
Utilities  - Investor Owned - 4.5%
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric), "A", FGIC, 3.5%, 2023      $  1,000,000      $      997,360
California Statewide Communities Development Authority Poll
(Southern California Edison Co.), "A", XLCA, 4.1%, 2028                500,000             500,580
Chesapeake, VA, Industrial Development Authority Rev. (Virginia
Electric & Power Co.), 5.25%, 2008                                     250,000             252,190
Clark County, NV, Pollution Control Rev. (Southern California
Edison Co.), 3.25%, 2031                                               500,000             484,060
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.),
"A", FGIC, 4%, 2032                                                    695,000             687,397
Farmington, NM, Pollution Control Rev. (Southern California
Edison Co.), "A", FGIC, 3.55%, 2029                                    535,000             524,814
Hillsborough County, FL, Industrial Development Authority,
Pollution Control Rev. (Tampa Electric Co.), 4%, 2025                  500,000             498,115
Illinois Development Finance Authority, Gas Supply Rev.
(Peoples Gas Light & Coke Co.), "B", AMBAC, 3.05%, 2033              1,000,000             978,340
Illinois Development Finance Authority, Pollution Control Rev.
(Commonwealth Edison Co.), "B", AMBAC, 4.4%, 2006                      500,000             501,885
Illinois Development Finance Authority, Pollution Control Rev.
(Illinois Power), AMBAC, 7.375%, 2006 (c)                              580,000             595,057
Lawrenceburg, IN, Pollution Control Rev. (Indiana Michigan
Power Co.), "F", 2.625%, 2019                                          775,000             769,660
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.875%, 2027                                       420,000             434,465
New Hampshire Business Finance Authority, Pollution Control
Rev. (United Illuminating Co.), AMBAC, 3.65%, 2027                   1,000,000             979,380
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion
Terminal Associates), 3.3%, 2033                                       775,000             762,980
Wilsonville, AL, Industrial Development Board, Pollution
Control Rev. (Southern Electric Gaston), "A", AMBAC, 4.2%, 2019        500,000             499,920
                                                                                    --------------
                                                                                    $    9,466,203
--------------------------------------------------------------------------------------------------
Utilities  - Municipal Owned - 7.8%
--------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                       $    325,000      $      328,854
Clallam County, WA, Public Utilities District, Electric Rev ,
FSA,
5%, 2008                                                               400,000             408,284
Clark County, WA, Public Utilities District 1, AMBAC,
5.25%, 2008                                                          1,380,000           1,414,086
Cowlitz County, WA, Public Utilities Distribution Systems,
AMBAC, 5.25%, 2008                                                     500,000             516,880
Dalton, GA, Utilities Rev., FSA, 6%, 2012                              500,000             553,115
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                     500,000             513,565
Dickson, Tennessee (Electric Systems Rev.), "Y", MBIA,
5.625%, 2008 (c)                                                     1,000,000           1,062,020
Energy Northwest, Washington, Wind Project Rev., MBIA,
5%, 2011                                                               280,000             295,599
Energy Northwest, Washington, Wind Project Rev., MBIA,
5%, 2012                                                               560,000             593,107
Energy Northwest, Washington, Wind Project Rev., MBIA,
5%, 2013                                                               280,000             296,912
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011             500,000             530,335
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                             1,100,000           1,132,483
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008         600,000             620,838
Lower Colorado River Authority, TX, Rev., Refunding &
Improvement, "A", MBIA, 5%, 2011                                       500,000             527,245
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                 160,000             161,499
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                 1,000,000           1,058,240
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010         750,000             786,878
North Carolina Municipal Power Agency Catawba, "A",
5.5%, 2013                                                             500,000             532,315
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011                                                               500,000             527,130
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008        1,000,000           1,037,000
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008          500,000             506,685
Southern California Public Power Authority (San Juan), "A",
FSA, 5.375%, 2012                                                      595,000             642,677
State of California, Department Water Resources, Power Supply
Rev., "A", 5.5%, 2010                                                  600,000             635,646
State of California, Department Water Resources, Power Supply
Rev., "A", FSA, 5.25%, 2011                                          1,000,000           1,066,330
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                500,000             535,085
                                                                                    --------------
                                                                                    $   16,282,808
--------------------------------------------------------------------------------------------------
Utilities  - Other - 0.8%
--------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011         $  1,000,000      $    1,118,120
Edmond, OK, Public Works Authority, Sales Tax & Utility System
Rev., AMBAC, 4.5%, 2008                                                500,000             508,525
                                                                                    --------------
                                                                                    $    1,626,645
--------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.6%
--------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011             $    925,000      $      980,093
Harrison County, MS, Wastewater Treatment Facilities, "A",
FGIC, 5.5%, 2011                                                       400,000             429,420
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014               1,485,000           1,599,805
Kansas, Development Finance Authority Rev., Water Pollution
Control Revolving Fund, 5%, 2008                                       500,000             512,965
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                         750,000             802,125
Luzerne County, PA, Industrial Development Authority, Water
Facility Rev. (Pennsylvania-American Water Co.), AMBAC,
3.6%, 2033                                                           1,000,000             973,100
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi
Project), FSA, 5%, 2013                                                540,000             572,767
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                595,000             617,961
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                 200,000             201,862
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev.,
FGIC, 5.25%, 2009                                                      255,000             266,444
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                750,000             783,060
Seattle, WA, Water Systems Rev., "B", 5%, 2008                         475,000             486,894
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                     690,000             741,633
Shreveport, LA, (Water & Sewer Rev.), "A", FGIC, 4%, 2007            1,000,000           1,004,080
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007           500,000             507,055
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011           1,000,000           1,078,940
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                   500,000             529,460
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010               $  1,260,000      $    1,307,212
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                    300,000             314,397
                                                                                    --------------
                                                                                    $   13,709,273
--------------------------------------------------------------------------------------------------
    TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $201,094,723)                             $201,505,471
--------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
ISSUER                                                               SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
Floating Rate Demand Notes  - 2.4%
--------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.7%, due 5/03/06           $  2,600,000      $    2,600,000
Jefferson County, AL, Sewer Rev., Warrants, "B-4",
3.82%, due 5/04/06                                                   2,550,000           2,550,000
--------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                            $    5,150,000
--------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $206,244,723) (k)                           $  206,655,471
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities  - 1.2%                                                   2,424,276
--------------------------------------------------------------------------------------------------
    NET ASSETS  - 100.0%                                                            $  209,079,747
--------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of the securities was $480,945, representing 0.2% of net assets.
(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $201,505,471 and 97.51% of market value provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA               Bond Market Assn.
COP               Certificate of Participation
ETM               Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------
AMBAC             AMBAC Indemnity Corp.
ASSD GTY          Assured Guaranty Insurance Co.
CIFG              CDC IXIS Financial Guaranty
FGIC              Financial Guaranty Insurance Co.
FNMA              Federal National Mortgage Assn.
FSA               Financial Security Assurance, Inc.
GNMA              Government National Mortgage Assn.
MBIA              MBIA Insurance Corp.
PSF               Permanent School Fund
Q-SBLF            Qualified School Board Loan Fund
XLCA              XL Capital Insurance Co.

INTEREST RATE SWAPS

                              NOTIONAL
                             PRINCIPAL                             CASH FLOWS         UNREALIZED
                             AMOUNT OF      CASH FLOWS PAID         RECEIVED         APPRECIATION
EXPIRATION      CURRENCY      CONTRACT        BY THE FUND         BY THE FUND       (DEPRECIATION)
--------------------------------------------------------------------------------------------------

08/30/2016        USD       $15,000,000     Fixed - 10 Year     Floating - 7 Day       $205,989
                                             BMA Swap Index      BMA Swap Index
                                                (3.926%)

At  April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $206,244,723)               $206,655,471
Cash                                                                      30,707
Receivable for investments sold                                           15,213
Receivable for fund shares sold                                          176,579
Interest receivable                                                    2,803,402
Unrealized appreciation on interest rate swap agreements                 205,989
------------------------------------------------------------------------------------------------------
Total assets                                                                              $209,887,361
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $142,060
Payable for fund shares reacquired                                       517,675
Payable to affiliates
  Management fee                                                           6,866
  Shareholder servicing costs                                             35,785
  Distribution and service fees                                            9,167
  Administrative services fee                                                373
Payable for independent trustees' compensation                             9,974
Accrued expenses and other liabilities                                    85,714
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $807,614
------------------------------------------------------------------------------------------------------
Net assets                                                                                $209,079,747
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $211,789,052
Unrealized appreciation (depreciation) on investments                    616,737
Accumulated net realized gain (loss) on investments                   (3,169,739)
Accumulated distributions in excess of net investment income            (156,303)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $209,079,747
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   27,287,988
------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $149,936,390
  Shares outstanding                                                  19,567,621
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.66
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per
  share)                                                                                         $7.86
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $23,574,819
  Shares outstanding                                                   3,081,189
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.65
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $35,568,538
  Shares outstanding                                                   4,639,178
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.67
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                              $9,067,608
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $950,390
  Distribution and service fees                                            907,458
  Shareholder servicing costs                                              387,767
  Administrative services fee                                               35,464
  Independent trustees' compensation                                        10,598
  Custodian fee                                                            103,351
  Shareholder communications                                                63,115
  Auditing fees                                                             42,492
  Legal fees                                                                 9,384
  Miscellaneous                                                             97,547
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,607,566
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (27,669)
  Reduction of expenses by investment adviser                             (357,919)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,221,978
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $6,845,630
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $(409,536)
  Swap transactions                                                       (105,727)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(515,263)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(4,295,556)
  Swap transactions                                                        752,210
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(3,543,346)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(4,058,609)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $2,787,021
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 4/30                                                    2006                     2005
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $6,845,630               $7,121,090
Net realized gain (loss) on investments                              (515,263)                (540,274)
Net unrealized gain (loss) on investments                          (3,543,346)                (819,192)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $2,787,021               $5,761,624
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,203,991)             $(5,075,179)
  Class B                                                            (654,643)                (808,773)
  Class C                                                            (893,004)              (1,024,493)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(6,751,638)             $(6,908,445)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(41,523,669)            $(13,110,566)
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $4,955
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(45,488,286)            $(14,252,432)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            254,568,033              268,820,465
At end of period (including accumulated distributions
in excess of net investment income of $156,303 and
$249,373, respectively)                                          $209,079,747             $254,568,033
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period                $7.79            $7.83            $7.94            $7.69            $7.57
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.24            $0.23            $0.22            $0.23            $0.26
  Net realized and unrealized gain (loss)
  on investments                                    (0.13)           (0.04)           (0.11)            0.26             0.14
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11            $0.19            $0.11            $0.49            $0.40
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.24)          $(0.23)          $(0.22)          $(0.24)          $(0.28)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.66            $7.79            $7.83            $7.94            $7.69
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.40             2.45             1.35             6.43             5.41
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.86             0.82             0.82             0.84             1.00
Expenses after expense reductions (f)                0.71             0.67             0.71             0.74             0.85
Net investment income                                3.11             3.00             2.73             2.90             3.45
Portfolio turnover                                     13               17               18               12               15
Net assets at end of period (000 Omitted)        $149,936         $177,889         $171,824         $165,598          $87,222
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                                YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                    $7.78           $7.82           $7.93           $7.68           $7.56
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.18           $0.18           $0.15           $0.16           $0.20
  Net realized and unrealized gain (loss)
  on investments                                        (0.13)          (0.05)          (0.10)           0.27            0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.05           $0.13           $0.05           $0.43           $0.35
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.18)         $(0.17)         $(0.16)         $(0.18)         $(0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.65           $7.78           $7.82           $7.93           $7.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               0.66            1.65            0.58            5.61            4.65
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.61            1.58            1.61            1.63            1.74
Expenses after expense reductions (f)                    1.46            1.43            1.50            1.53            1.59
Net investment income                                    2.36            2.25            1.94            2.10            2.70
Portfolio turnover                                         13              17              18              12              15
Net assets at end of period (000 Omitted)             $23,575         $32,702         $41,733         $38,360         $15,104
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                    $7.80           $7.83           $7.94           $7.69           $7.58
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.18           $0.17           $0.15           $0.16           $0.19
  Net realized and unrealized gain (loss)
  on investments                                        (0.14)          (0.04)          (0.11)           0.26            0.14
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.04           $0.13           $0.04           $0.42           $0.33
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.17)         $(0.16)         $(0.15)         $(0.17)         $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.67           $7.80           $7.83           $7.94           $7.69
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               0.54            1.71            0.49            5.52            4.38
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.71            1.67            1.67            1.69            1.85
Expenses after expense reductions (f)                    1.56            1.52            1.56            1.59            1.70
Net investment income                                    2.26            2.21            1.87            2.02            2.52
Portfolio turnover                                         13              17              18              12              15
Net assets at end of period (000 Omitted)             $35,569         $43,977         $55,263         $51,184         $19,388
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged were accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended April 30, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                   APRIL 30, 2006        APRIL 30, 2005

        Tax-exempt income              $6,751,638            $6,908,445

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $206,240,856
          ----------------------------------------------------------
          Gross appreciation                              $1,551,400
          Gross depreciation                              (1,136,785)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $414,615
          Undistributed tax-exempt income                   $355,060
          Capital loss carryforwards                      (2,752,296)
          Post-October capital loss deferral                (421,310)
          Other temporary differences                       (305,374)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              April 30, 2008                           $(383,520)
              April 30, 2009                            (516,819)
              April 30, 2011                            (159,222)
              April 30, 2012                            (277,860)
              April 30, 2013                            (789,744)
              April 30, 2014                            (625,131)
              --------------------------------------------------
                                                     $(2,752,296)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the year ended April 30, 2006, this waiver amounted to $356,397 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $10,079 for the year ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                 TOTAL      ANNUAL  DISTRIBUTION
              DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE   AND SERVICE
                  FEE RATE     FEE RATE        PLAN(1)     RATE(2)           FEE

Class A              0.10%        0.25%          0.35%       0.15%      $254,052
Class B              0.75%        0.25%          1.00%       0.90%       251,309
Class C              0.75%        0.25%          1.00%       1.00%       402,097
--------------------------------------------------------------------------------
Total Distribution and Service Fees                                     $907,458
                                                                        ========

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    April 30, 2006 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect, the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the Trustees of the Trust may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $9,720
              Class B                                   $101,566
              Class C                                     $8,803

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $247,167, which equated to 0.1040% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $114,444.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $397. This amount is included in Independent trustees' compensation for the year ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $8,671 at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $1,625. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,522, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $30,613,166 and $72,158,255, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                   APRIL 30, 2006                    APRIL 30, 2005
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     6,104,516       $47,257,249       8,800,727       $68,813,382
  Class B                                       155,719         1,202,304         617,441         4,802,579
  Class C                                       671,442         5,210,773         972,419         7,607,216
--------------------------------------------------------------------------------------------------------------
                                              6,931,677       $53,670,326      10,390,587       $81,223,177

Shares issued to shareholders
in reinvestment of distributions
  Class A                                       508,658        $3,933,594         495,988        $3,879,549
  Class B                                        47,060           363,434          57,236           446,970
  Class C                                        56,873           440,156          65,796           514,718
--------------------------------------------------------------------------------------------------------------
                                                612,591        $4,737,184         619,020        $4,841,237

Shares reacquired
  Class A                                    (9,873,897)     $(76,311,859)     (8,417,545)     $(65,808,328)
  Class B                                    (1,324,049)      (10,229,791)     (1,811,804)      (14,156,638)
  Class C                                    (1,729,415)      (13,389,529)     (2,457,103)      (19,210,014)
--------------------------------------------------------------------------------------------------------------
                                            (12,927,361)     $(99,931,179)    (12,686,452)     $(99,174,980)

Net change
  Class A                                    (3,260,723)     $(25,121,016)        879,170        $6,884,603
  Class B                                    (1,121,270)       (8,664,053)     (1,137,127)       (8,907,089)
  Class C                                    (1,001,100)       (7,738,600)     (1,418,888)      (11,088,080)
--------------------------------------------------------------------------------------------------------------
                                             (5,383,093)     $(41,523,669)     (1,676,845)     $(13,110,566)

Effective May 1, 2006, the sale of Class B shares of the fund has been suspended except in certain circumstances. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $1,529, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

(7) CONCENTRATION OF CREDIT RISK

At April 30, 2006, 54% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14% of total investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Municipal Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Limited Maturity Fund (one of the series comprising MFS Series Trust IX (the "Trust")) as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Limited Maturity Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                             POSITION(s) HELD     TRUSTEE/OFFICER            THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND            SINCE(H)               OTHER DIRECTORSHIPS(J)
-------------------          ----------------     ---------------      ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                 CUSTODIAN
Massachusetts Financial Services Company           State Street Bank and Trust Company
500 Boylston Street, Boston, MA                    225 Franklin Street, Boston, MA 02110
02116-3741
                                                   INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                        ACCOUNTING FIRM
MFS Fund Distributors, Inc.                        Deloitte & Touche LLP
500 Boylston Street, Boston, MA                    200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Geoffrey L. Schechter

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MTL-ANN-06/06 8M

MFS(R) INTERMEDIATE INVESTMENT
GRADE BOND FUND                                                          4/30/06

ANNUAL REPORT
--------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
---------------------------------------------------
FINANCIAL STATEMENTS                             20
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    32
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           41
---------------------------------------------------
TRUSTEES AND OFFICERS                            42
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               47
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      47
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   47
---------------------------------------------------
FEDERAL TAX INFORMATION                          47
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      95.9%
              Cash & Other Net Assets                     4.1%

              FIXED INCOME MARKET SECTORS (i)

              High Grade Corporates                      50.8%
              ------------------------------------------------
              Asset-Backed Securities                    11.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.7%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  7.7%
              ------------------------------------------------
              U.S. Government Agencies                    7.3%
              ------------------------------------------------
              Emerging Market Bonds                       2.8%
              ------------------------------------------------
              Non-U.S. Government Bonds                   2.2%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      1.8%
              ------------------------------------------------
              High Yield Corporates                       1.8%
              ------------------------------------------------
              Cash & Other Net Assets                     4.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        42.7%
              ------------------------------------------------
              AA                                          6.5%
              ------------------------------------------------
              A                                          18.3%
              ------------------------------------------------
              BBB                                        30.6%
              ------------------------------------------------
              BB                                          1.8%
              ------------------------------------------------
              B                                           0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         3.2
              ------------------------------------------------
              Average Life (m)                        5.5 yrs.
              ------------------------------------------------
              Average Maturity (m)                   13.0 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                          A+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class A shares of the MFS Investment Grade Bond Fund provided a total return of 1.07%, at net asset value. This compares with a return of 0.97% for the fund's benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Bond Index (the Lehman Index).

CONTRIBUTORS TO PERFORMANCE

The fund benefited from its overweighted exposure to "BBB"-rated(s) corporate bonds, relative to the Lehman Index, as spreads over Treasury securities narrowed in these quality sectors. Our overweighting in corporate bonds also boosted the yield of the fund compared to the benchmark, since these bonds produced a higher yield than Treasury securities. Our shorter duration(d) stance also contributed to relative performance as the fund was less sensitive than the benchmark to the rise in interest rates over the period.

DETRACTORS FROM PERFORMANCE

While the banking sector provided positive returns to the fund during the period, it underperformed the benchmark return. Several government agency securities also had a slight negative impact on relative results.

Respectively,

James J. Calmas
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the fund's investment operations, December 31, 1998, through April 30, 2006.

                        MFS Intermediate          Lehman Brothers
                        Investment Grade         Intermediate U.S.
                          Bond Fund --           Government/Credit
                             Class A                Bond Index

          1/99              $ 9,525                  $10,000
          4/99                9,567                   10,012
          4/00                9,722                   10,165
          4/01               10,950                   11,398
          4/02               11,767                   12,216
          4/03               13,014                   13,528
          4/04               13,309                   13,804
          4/05               13,752                   14,251
          4/06               13,900                   14,390

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr     Life (t)
----------------------------------------------------------------------------
        A                12/31/98               1.07%      4.89%       5.29%
----------------------------------------------------------------------------
        B                 3/01/02               0.32%      4.17%       4.80%
----------------------------------------------------------------------------
        C                 3/01/02               0.22%      4.17%       4.80%
----------------------------------------------------------------------------
        I                12/31/98               1.22%      5.04%       5.38%
----------------------------------------------------------------------------
        R                12/31/02               0.72%      4.64%       5.13%
----------------------------------------------------------------------------
       R1                 4/01/05               0.18%      4.68%       5.15%
----------------------------------------------------------------------------
       R2                 4/01/05               0.51%      4.76%       5.20%
----------------------------------------------------------------------------
       R3                10/31/03               0.63%      4.60%       5.10%
----------------------------------------------------------------------------
       R4                 4/01/05               0.93%      4.85%       5.27%
----------------------------------------------------------------------------
       R5                 4/01/05               1.23%      4.92%       5.32%

AVERAGE ANNUAL

Comparative benchmark
                                                1-yr       5-yr     Life (t)
----------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index (f)                0.97%      4.77%       5.08%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      -3.73%      3.87%       4.60%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
        B                                      -3.55%      3.83%       4.80%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
        C                                      -0.75%      4.17%       4.80%
With CDSC (1% for 12 months)
----------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, December 31, 1998 through the stated period end.

INDEX DEFINITION

Lehman Brothers Intermediate U.S. Government/Credit Bond Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes with maturity from 1 year up to (but not including) 10 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05       04/30/06        04/30/06
--------------------------------------------------------------------------------
        Actual              0.70%      $1,000.00       $1,007.50        $3.48
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.70%      $1,000.00       $1,021.32        $3.51
--------------------------------------------------------------------------------
        Actual              1.54%      $1,000.00       $1,004.30        $7.65
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.54%      $1,000.00       $1,017.16        $7.70
--------------------------------------------------------------------------------
        Actual              1.54%      $1,000.00       $1,003.30        $7.65
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.54%      $1,000.00       $1,017.16        $7.70
--------------------------------------------------------------------------------
        Actual              0.55%      $1,000.00       $1,009.30        $2.74
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.55%      $1,000.00       $1,022.07        $2.76
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,006.80        $5.22
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.59        $5.26
--------------------------------------------------------------------------------
        Actual              1.64%      $1,000.00       $1,003.80        $8.15
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.64%      $1,000.00       $1,016.66        $8.20
--------------------------------------------------------------------------------
        Actual              1.29%      $1,000.00       $1,005.50        $6.41
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.29%      $1,000.00       $1,018.40        $6.46
--------------------------------------------------------------------------------
        Actual              1.21%      $1,000.00       $1,006.00        $6.02
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.21%      $1,000.00       $1,018.79        $6.06
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,007.30        $4.73
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.08        $4.76
--------------------------------------------------------------------------------
        Actual              0.64%      $1,000.00       $1,008.80        $3.19
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.64%      $1,000.00       $1,021.62        $3.21
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.9%
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                      $1,030,000      $  1,012,871
Liberty Media Corp., FRN, 6.41%, 2006                                    659,000           661,339
News America, Inc., 4.75%, 2010                                        1,000,000           969,855
Viacom, Inc., 7.7%, 2010                                                 570,000           609,912
                                                                                      ------------
                                                                                      $  3,253,977
--------------------------------------------------------------------------------------------------
Airlines - 0.1%
--------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                 $  316,947      $    301,706
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
--------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (a)                                   $2,750,000      $  2,679,619
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 20.8%
--------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.1694%, 2035                    $1,759,000      $  1,759,806
Aesop Funding II LLC, 2.78%, 2007 (a)                                  1,200,000         1,187,931
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                  1,520,249         1,513,578
Banc of America Commercial Mortgage, Inc., FRN, 5.1818%, 2047          1,400,000         1,351,903
Bayview Commercial Asset Trust, 5.2294%, 2036 (a)                      1,094,628         1,094,628
Bayview Commercial Asset Trust, FRN, 5.2694%, 2035 (a)                 1,609,730         1,614,626
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                 1,668,000         1,658,617
Bayview Financial Acquisition Trust, FRN, 5.402%, 2009                 1,552,000         1,542,786
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8%, 2040 (a)                                                           734,717           735,915
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041        1,500,000         1,456,065
Brascan Real Estate, FRN, 6.68%, 2040 (a)                                418,000           413,945
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (a)            276,950           272,796
Capital One Auto Finance Trust, 2.47%, 2010                            2,470,730         2,426,296
Capital One Auto Finance Trust, 3.18%, 2010                            1,000,000           983,210
Centex Home Equity Loan Trust, 3.9%, 2024                                276,000           273,788
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                   61,767            62,160
Citibank Credit Card Issuance Trust, 6.65%, 2008                         500,000           500,321
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.2256%, 2044                                                          1,810,000         1,774,974
Commercial Mortgage Acceptance Corp., 7.03%, 2031                      1,037,877         1,075,554
Commercial Mortgage Asset Trust, FRN, 0.8837%, 2032 (a)(i)             4,863,208           208,392
Commercial Mortgage Pass-Through Certificate, FRN,
5.0913%, 2017 (a)                                                      1,500,000         1,499,789
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                 668,000           658,956
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                1,107,000         1,099,736
CPS Auto Receivables Trust, 3.52%, 2009 (a)                               32,493            32,246
CPS Auto Receivables Trust, 2.89%, 2009 (a)                               59,134            58,109
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035         2,768,871         2,741,614
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                       104,162           104,975
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                  526,654           534,391
DLJ Commercial Mortgage Corp., 7.95%, 2010                             1,000,000         1,082,916
Drive Auto Receivables Trust, 2.77%, 2008 (a)                            275,839           275,568
E*TRADE RV & Marine Trust, 3.62%, 2018                                   912,000           864,979
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                              265,749           272,882
Falcon Franchise Loan LLC, FRN, 3.9256%, 2023 (a)(i)                     990,921           162,808
First Auto Receivables Group Trust, 2.436%, 2007 (a)                      31,327            31,290
First Union National Bank Commercial Mortgage Trust, FRN,
0.95%, 2043 (a)(i)                                                     7,856,009           295,638
Gramercy Real Estate CDO Ltd., FRN, 5.42%, 2035                        1,200,000         1,200,516
Holmes Financing PLC, FRN, 5.7883%, 2040                                 470,000           470,846
Household Automotive Trust, 3.44%, 2009                                  247,921           245,857
IKON Receivables Funding LLC, 3.27%, 2011                                125,076           123,781
IMPAC CMB Trust, FRN, 5.3294%, 2034                                    1,021,655         1,023,488
IMPAC CMB Trust, FRN, 5.4194%, 2034                                      510,828           512,342
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.865%, 2046                                                           2,195,695         2,117,426
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.936%, 2042                                                           1,731,853         1,634,227
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3644%, 2043                                                          1,830,177         1,778,830
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
6.48%, 2008                                                              897,091           907,870
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.4888%, 2023 (i)                                                      6,587,409           111,755
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                     796,000           778,451
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037                    3,976,000         3,954,428
Merrill Lynch Mortgage Investors, Inc., FRN, 6.9033%, 2030               170,000           173,861
Morgan Stanley ABS Capital I, FRN, 5.1694%, 2035                         686,141           686,526
Morgan Stanley Capital I, Inc., FRN, 0.8747%, 2031 (a)(i)              4,035,172            91,709
Mortgage Capital Funding, Inc., FRN, 0.7719%, 2031 (i)                 1,828,156            22,888
Multi-Family Capital Access One, Inc., 6.65%, 2024                       542,557           553,226
Nationslink Funding Corp., 6.476%, 2030                                  431,839           439,346
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                  2,000,000         1,955,466
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                       1,100,000         1,085,186
NovaStar Mortgage Funding Trust, FRN, 5.2494%, 2034                      268,172           268,314
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036        2,588,328         2,568,916
People's Choice Home Loan Securities Trust, FRN, 5.2294%, 2031         3,000,000         3,002,344
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035              1,051,457         1,034,197
Putnam Structured Product Funding, FRN, 5.3513%, 2008 (a)                381,356           382,042
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034          2,100,000         2,030,515
Residential Asset Mortgage Products, Inc., FRN, 5.1694%, 2035          2,621,286         2,623,841
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035        3,000,000         2,965,880
RMAC PLC, FRN, 5.09%, 2036 (a)                                           381,430           381,430
SLM Student Loan Trust, 2.99%, 2022 (a)                                1,000,000           983,420
Structured Asset Securities Corp., FRN, 5.2094%, 2034                     96,979            97,011
Structured Asset Securities Corp., FRN, 4.67%, 2035                    1,887,955         1,861,758
Structured Asset Securities Corp., FRN, 5.1994%, 2035 (a)              1,993,687         1,994,316
Superannuation Members Home Loans Global Trust, FRN,
5.2425%, 2029                                                          1,341,107         1,343,033
Thornburg Mortgage Securities Trust, FRN, 5.2994%, 2043                  157,752           157,953
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                               276,305           279,918
Triad Auto Receivables Trust, 2.48%, 2008                                144,855           144,578
Triad Auto Receivables Trust, 3.24%, 2009                                257,749           255,381
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                  1,150,000         1,086,963
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2015             1,400,000         1,337,600
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042             1,150,000         1,098,014
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3162%, 2044            1,470,000         1,425,066
Washington Mutual, Inc., FRN, 3.177%, 2033                               226,642           223,835
                                                                                      ------------
                                                                                      $ 79,037,538
--------------------------------------------------------------------------------------------------
Automotive - 2.2%
--------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.6788%, 2008            $1,200,000      $  1,205,515
DaimlerChrysler Services North America LLC, 4.75%, 2008                  750,000           740,131
Ford Motor Credit Co., 5.8%, 2009                                      1,906,000         1,725,216
General Motors Acceptance Corp., 6.125%, 2006                            600,000           595,276
General Motors Acceptance Corp., 5.625%, 2009                          1,650,000         1,545,572
General Motors Corp., 7.2%, 2011                                         293,000           230,738
Johnson Controls, Inc., 5.25%, 2011                                    2,530,000         2,482,398
                                                                                      ------------
                                                                                      $  8,524,846
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.1%
--------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)       $  750,000      $    746,250
Bank of America Corp., 7.5%, 2006                                        125,000           126,023
Bank of America Corp., 7.4%, 2011                                      1,250,000         1,344,026
BANK ONE Corp., 7.875%, 2010                                           2,165,000         2,347,434
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a)                      1,170,000         1,304,197
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                           2,000,000         1,848,038
Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)                600,000           604,445
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN
to 2049 (a)                                                            1,209,000         1,130,783
Citigroup, Inc., 5%, 2014                                                324,000           306,863
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                   2,000,000         1,947,754
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)             1,135,000         1,220,273
DEPFA Bank PLC, 3.625%, 2008                                           1,250,000         1,204,383
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)               1,750,000         1,730,153
J.P. Morgan Chase & Co., 5.125%, 2014                                  1,500,000         1,426,841
Kazkommerts International B.V., 8.5%, 2013 (a)                           752,000           788,660
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                          1,017,000         1,005,733
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                   2,005,000         2,117,392
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                550,000           566,455
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                        1,978,000         1,860,756
Popular North America, Inc., 6.125%, 2006                                605,000           606,923
Popular North America, Inc., 3.875%, 2008                                750,000           719,608
Popular North America, Inc., 4.7%, 2009                                1,200,000         1,164,443
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                       1,453,000         1,387,699
Royal Bank of Scotland Group PLC, 9.118%, 2049                         2,370,000         2,641,972
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                 1,844,000         1,893,032
Spintab AB, 7.5% to 2006, FRN to 2049                                    175,000           176,158
Spintab AB, 7.5% to 2006, FRN to 2049 (a)                                150,000           150,993
Turanalem Finance B.V., 10%, 2007                                        550,000           570,625
UFJ Finance Aruba AEC, 6.75%, 2013                                       980,000         1,029,268
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN
to 2049 (a)                                                              717,000           808,401
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                  2,600,000         2,548,980
Wachovia Corp., 7.8%, 2010                                               250,000           271,015
Wachovia Corp., 6.3%, 2028                                               700,000           713,703
Wells Fargo Bank NA, 6.45%, 2011                                         200,000           207,384
                                                                                      ------------
                                                                                      $ 38,516,663
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
--------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                       $    4,000      $      4,161
Comcast Corp., 5.85%, 2010                                             1,000,000         1,004,115
Comcast Corp., 5.45%, 2010                                               300,000           296,539
Comcast Corp., 5.85%, 2015                                             1,000,000           973,032
Cox Communications, Inc., 4.625%, 2010                                   900,000           864,949
Cox Communications, Inc., 4.625%, 2013                                   600,000           545,286
TCI Communications, Inc., 9.8%, 2012                                     150,000           175,730
Time Warner Entertainment Co. LP, 7.25%, 2008                            750,000           776,923
                                                                                      ------------
                                                                                      $  4,640,735
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
--------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                              $1,199,000      $  1,152,804
Goldman Sachs Group, Inc., 5%, 2011                                      870,000           848,612
Goldman Sachs Group, Inc., 5.7%, 2012                                  1,650,000         1,648,051
Lehman Brothers E-Capital Trust I, FRN, 5.55%, 2065 (a)                1,098,000         1,101,224
Lehman Brothers Holdings, Inc., 3.95%, 2009                            2,300,000         2,184,020
Merrill Lynch & Co., Inc., 4.25%, 2010                                 1,600,000         1,533,099
Merrill Lynch & Co., Inc., 5.45%, 2014                                 1,500,000         1,464,074
Morgan Stanley Group, Inc., 4.75%, 2014                                1,000,000           924,813
                                                                                      ------------
                                                                                      $ 10,856,697
--------------------------------------------------------------------------------------------------
Building - 1.2%
--------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                            $1,040,000      $  1,093,645
CRH America, Inc., 6.95%, 2012                                         1,250,000         1,316,220
Hanson PLC, 7.875%, 2010                                               2,000,000         2,156,076
                                                                                      ------------
                                                                                      $  4,565,941
--------------------------------------------------------------------------------------------------
Business Services - 0.8%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25%, 2011                                      $3,080,000      $  3,048,901
--------------------------------------------------------------------------------------------------
Chemicals - 1.3%
--------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                       $1,900,000      $  1,898,852
Dow Chemical Co., 5.75%, 2008                                            350,000           353,404
Yara International A.S.A., 5.25%, 2014 (a)                             2,700,000         2,530,726
                                                                                      ------------
                                                                                      $  4,782,982
--------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
--------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                          $  525,000      $    554,506
Tyco International Group S.A., 5.8%, 2006                                533,000           533,485
                                                                                      ------------
                                                                                      $  1,087,991
--------------------------------------------------------------------------------------------------
Construction - 0.3%
--------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 5.25%, 2014                                        $1,274,000      $  1,183,653
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
--------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                           $  155,000      $    155,538
Fortune Brands, Inc., 5.125%, 2011                                     1,644,000         1,604,690
                                                                                      ------------
                                                                                      $  1,760,228
--------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
--------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                           $  380,000      $    365,164
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                             1,260,000         1,289,487
Raytheon Co., 6.15%, 2008                                                 12,000            12,209
                                                                                      ------------
                                                                                      $  1,666,860
--------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
--------------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (a)                          $  800,000      $    767,935
Gazprom, 9.125%, 2007                                                    800,000           824,000
Pemex Project Funding Master Trust, 7.375%, 2014                         375,000           397,500
                                                                                      ------------
                                                                                      $  1,989,435
--------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.6%
--------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                              $  590,000      $    626,875
Republic of South Africa, 9.125%, 2009                                   750,000           822,875
State of Israel, 5.125%, 2014                                          1,000,000           948,614
                                                                                      ------------
                                                                                      $  2,398,364
--------------------------------------------------------------------------------------------------
Energy  - Independent - 1.3%
--------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                      $   45,000      $     44,379
Ocean Energy, Inc., 7.25%, 2011                                        1,710,000         1,830,825
Pioneer Natural Resource Co., 6.5%, 2008                               1,000,000         1,017,569
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020 (a)            2,000,000         1,883,240
                                                                                      ------------
                                                                                      $  4,776,013
--------------------------------------------------------------------------------------------------
Entertainment - 0.5%
--------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                       $  100,000      $    104,305
Walt Disney Co., 6.375%, 2012                                          1,600,000         1,654,611
                                                                                      ------------
                                                                                      $  1,758,916
--------------------------------------------------------------------------------------------------
Financial Institutions - 1.7%
--------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                         $  784,000      $    762,055
Countrywide Home Loans, Inc., 5.5%, 2007                                 240,000           240,157
Countrywide Home Loans, Inc., 4.125%, 2009                             1,700,000         1,624,931
General Electric Capital Corp., 8.7%, 2007                               133,000           136,488
Household Finance Corp., 4.75%, 2009                                   2,800,000         2,745,014
Household Finance Corp., 7%, 2012                                        170,000           180,869
HSBC Finance Corp., 6.75%, 2011                                           20,000            20,961
International Lease Finance Corp., 5%, 2010                              868,000           848,889
                                                                                      ------------
                                                                                      $  6,559,364
--------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.7%
--------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (a)                               $2,100,000      $  2,022,399
Diageo Finance B.V., 5.5%, 2013                                        3,000,000         2,951,697
General Mills, Inc., 6%, 2012                                            482,000           487,194
Kraft Foods, Inc., 4%, 2008                                              850,000           822,070
                                                                                      ------------
                                                                                      $  6,283,360
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
--------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                       $1,845,000      $  1,899,922
Stora Enso Oyj, 6.404%, 2016 (a)                                       2,500,000         2,479,078
Weyerhaeuser Co., 6.75%, 2012                                             80,000            82,803
                                                                                      ------------
                                                                                      $  4,461,803
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
--------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                           $  500,000      $    487,527
Harrah's Operating Co., Inc., 5.625%, 2015                             1,409,000         1,337,393
MGM Mirage, Inc., 8.5%, 2010                                               3,000             3,184
                                                                                      ------------
                                                                                      $  1,828,104
--------------------------------------------------------------------------------------------------
Industrial - 0.2%
--------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                         $  700,000      $    698,653
--------------------------------------------------------------------------------------------------
Insurance - 1.5%
--------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                       $  750,000      $    686,623
ASIF Global Financing XVIII, 3.85%, 2007 (a)                           1,000,000           977,798
Hartford Financial Services Group, Inc., 4.7%, 2007                      150,000           148,508
ING Groep N.V., 5.775% to 2015, FRN to 2049                            2,285,000         2,188,484
John Hancock Global Funding II, 3.5%, 2009 (a)                         1,250,000         1,191,594
MetLife, Inc., 5.375%, 2012                                              300,000           294,697
Prudential Insurance Co., 7.65%, 2007 (a)                                335,000           343,493
                                                                                      ------------
                                                                                      $  5,831,197
--------------------------------------------------------------------------------------------------
Insurance  - Property & Casualty - 1.1%
--------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (a)                    $  375,000      $    374,311
AXIS Capital Holdings Ltd., 5.75%, 2014                                1,000,000           956,335
Fund American Cos., Inc., 5.875%, 2013                                 1,249,000         1,218,588
Safeco Corp., 4.2%, 2008                                                 930,000           908,641
St. Paul Travelers Cos., Inc., 5.5%, 2015                                945,000           910,133
                                                                                      ------------
                                                                                      $  4,368,008
--------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.5%
--------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                              $  265,000      $    274,988
KfW Bankengruppe, 2.375%, 2006                                           670,000           662,373
KfW Bankengruppe, 3.25%, 2007                                          1,600,000         1,560,571
KfW Bankengruppe, 4.625%, 2008                                         2,391,000         2,362,418
Landesbank Baden-Wurttemberg, 5.125%, 2007                               300,000           299,407
Province of Manitoba, 4.25%, 2006                                        475,000           472,550
                                                                                      ------------
                                                                                      $  5,632,307
--------------------------------------------------------------------------------------------------
International Market Sovereign - 0.5%
--------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                        $2,000,000      $  1,886,608
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
--------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                       $  460,000      $    460,152
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
--------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                $  600,000      $    643,835
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
--------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a)             $  250,000      $    256,941
--------------------------------------------------------------------------------------------------
Mortgage Backed - 9.6%
--------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                              $   71,000      $     71,071
Fannie Mae, 6.022%, 2010                                               3,500,000         3,581,753
Fannie Mae, 4.556%, 2011                                               2,935,291         2,845,366
Fannie Mae, 5.37%, 2013                                                1,180,000         1,175,852
Fannie Mae, 4.845%, 2013                                                 767,327           735,668
Fannie Mae, 4.667%, 2014                                                 940,397           889,065
Fannie Mae, 4.847%, 2014                                               1,450,600         1,384,350
Fannie Mae, 5.413%, 2014                                                 875,233           867,741
Fannie Mae, 4.62%, 2015                                                  491,366           460,170
Fannie Mae, 7%, 2015                                                       1,602             1,649
Fannie Mae, 4.925%, 2015                                               1,086,161         1,037,455
Fannie Mae, 5.5%, 2016 - 2033                                          1,016,519         1,004,477
Fannie Mae, 6.5%, 2017                                                    94,650            96,904
Fannie Mae, 6%, 2017                                                     153,777           155,811
Fannie Mae, 5%, 2018                                                   1,556,518         1,518,535
Fannie Mae, 4.5%, 2018                                                   844,796           806,219
Freddie Mac, 6%, 2017                                                     93,320            94,344
Freddie Mac, 5.5%, 2017 - 2034                                         4,278,357         4,179,033
Freddie Mac, 5%, 2018 - 2024                                          14,223,688        13,959,021
Freddie Mac, 3%, 2021                                                  1,300,000         1,273,204
Freddie Mac, 3.108%, 2035                                                 20,138            20,063
Ginnie Mae, 6%, 2034                                                     379,225           380,948
                                                                                      ------------
                                                                                      $ 36,538,699
--------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.4%
--------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.3094%, 2036                        $1,396,219      $  1,396,219
--------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 1.4%
--------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                      $  750,000      $    827,699
Enterprise Products Partners LP, 4.95%, 2010                           1,700,000         1,645,717
Kinder Morgan Energy Partners LP, 5.35%, 2007                            120,000           119,357
Kinder Morgan Energy Partners LP, 6.75%, 2011                            110,000           114,460
Kinder Morgan Finance, 5.35%, 2011                                     1,596,000         1,567,982
Kinder Morgan, Inc., 6.8%, 2008                                        1,000,000         1,021,689
                                                                                      ------------
                                                                                      $  5,296,904
--------------------------------------------------------------------------------------------------
Network & Telecom - 3.2%
--------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                $2,000,000      $  1,882,920
Deutsche Telekom International Finance B.V., 5.25%, 2013                 200,000           191,082
France Telecom S.A., 7.75%, 2011                                         300,000           326,367
GTE Corp., 7.51%, 2009                                                   600,000           630,365
Telecom Italia Capital, 4%, 2010                                       1,000,000           941,647
Telecom Italia Capital, 4.875%, 2010                                   1,023,000           983,429
Telecom Italia Capital, 5.25%, 2013                                    1,500,000         1,414,446
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                     530,000           530,175
Telefonica Europe B.V., 7.75%, 2010                                    2,130,000         2,286,970
TELUS Corp., 7.5%, 2007                                                  850,000           867,678
Verizon New York, Inc., 6.875%, 2012                                   1,875,000         1,924,412
                                                                                      ------------
                                                                                      $ 11,979,491
--------------------------------------------------------------------------------------------------
Oil Services - 0.3%
--------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                           $1,100,000      $  1,098,249
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%
--------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016 (a)                                       $4,000,000      $  3,946,540
Teva Pharmaceutical Finance LLC, 5.55%, 2016                           1,463,000         1,397,256
Wyeth, 5.5%, 2013                                                      1,000,000           983,882
                                                                                      ------------
                                                                                      $  6,327,678
--------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                      $   90,000      $     90,642
Waste Management, Inc., 6.375%, 2012                                     250,000           257,219
                                                                                      ------------
                                                                                      $    347,861
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
--------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                             $  365,000      $    365,649
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
--------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                     $1,000,000      $  1,017,620
--------------------------------------------------------------------------------------------------
Real Estate - 2.9%
--------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          $  885,000      $    912,191
EOP Operating LP, 4.65%, 2010                                          2,000,000         1,917,310
Kimco Realty Corp., 7.5%, 2006                                           300,000           303,315
Kimco Realty Corp., 6%, 2012                                           1,649,000         1,668,120
ProLogis, 5.75%, 2016                                                  2,500,000         2,434,283
Simon Property Group LP, 6.375%, 2007                                    125,000           126,666
Simon Property Group LP, 7.125%, 2009                                  1,100,000         1,143,667
Simon Property Group LP, 4.6%, 2010                                      909,000           875,786
Vornado Realty Trust, 5.625%, 2007                                       730,000           730,024
Vornado Realty Trust, 4.5%, 2009                                       1,000,000           965,839
                                                                                      ------------
                                                                                      $ 11,077,201
--------------------------------------------------------------------------------------------------
Restaurants - 0.5%
--------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                        $2,090,000      $  2,089,889
--------------------------------------------------------------------------------------------------
Retailers - 1.8%
--------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                          $4,000,000      $  3,895,908
Limited Brands, Inc., 5.25%, 2014                                      1,500,000         1,377,233
May Department Stores Co., 5.95%, 2008                                 1,406,000         1,418,980
                                                                                      ------------
                                                                                      $  6,692,121
--------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
--------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                $  815,000      $    836,884
Safeway, Inc., 4.95%, 2010                                               486,000           470,674
Safeway, Inc., 6.5%, 2011                                                630,000           646,272
                                                                                      ------------
                                                                                      $  1,953,830
--------------------------------------------------------------------------------------------------
Supranational - 0.7%
--------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                               $2,000,000      $  1,884,998
Corporacion Andina de Fomento, 7.25%, 2007                               425,000           430,411
Corporacion Andina de Fomento, 6.875%, 2012                              200,000           209,241
                                                                                      ------------
                                                                                      $  2,524,650
--------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.7%
--------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                     $1,450,000      $  1,447,507
Sprint Capital Corp., 7.625%, 2011                                     1,000,000         1,079,216
                                                                                      ------------
                                                                                      $  2,526,723
--------------------------------------------------------------------------------------------------
Tobacco - 0.5%
--------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                          $  568,000      $    602,359
Philip Morris Capital Corp., 7.5%, 2009                                1,300,000         1,351,220
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                        125,000           127,500
                                                                                      ------------
                                                                                      $  2,081,079
--------------------------------------------------------------------------------------------------
Transportation  - Services - 0.0%
--------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                              $  100,000      $    119,214
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.2%
--------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                $  658,000      $    612,404
Aid-Israel, 6.6%, 2008                                                     7,986             8,082
Fannie Mae, 7.25%, 2010                                                2,425,000         2,590,184
Fannie Mae, 6.125%, 2012                                                 315,000           327,821
Fannie Mae, 5.25%, 2012                                                1,000,000           983,595
Federal Home Loan Bank, 2.25%, 2006                                    1,700,000         1,698,045
Federal Home Loan Bank, 5.25%, 2014                                    6,000,000         5,963,814
Freddie Mac, 4.875%, 2007                                              3,000,000         2,991,498
Freddie Mac, 4.125%, 2010                                              3,110,000         2,980,394
Freddie Mac, 6.875%, 2010                                              1,038,000         1,102,927
Freddie Mac, 5.125%, 2012                                              2,000,000         1,980,268
Small Business Administration, 4.93%, 2024                               870,454           836,127
Small Business Administration, 5.18%, 2024                             2,771,023         2,701,274
Small Business Administration, 4.76%, 2025                             1,715,300         1,613,265
Small Business Administration, 5.39%, 2025                             1,131,000         1,109,987
                                                                                      ------------
                                                                                      $ 27,499,685
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.7%
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                         $  947,000      $    934,755
U.S. Treasury Notes, 6.5%, 2010                                        2,759,000         2,909,451
U.S. Treasury Notes, 4.25%, 2013 (f)                                   3,500,000         3,338,808
U.S. Treasury Notes, 4.25%, 2014                                       2,000,000         1,890,546
U.S. Treasury Notes, 4.5%, 2016                                        1,432,000         1,369,573
                                                                                      ------------
                                                                                      $ 10,443,133
--------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 6.1%
--------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                 $  225,000      $    251,316
Constellation Energy Group, Inc., 6.35%, 2007                          2,330,000         2,347,221
Dominion Resources, Inc., 5.75% to 2006, 5.687% to 2008                2,120,000         2,124,308
DTE Energy Co., 6.45%, 2006                                              750,000           750,596
Duke Capital LLC, 6.25%, 2013                                          1,000,000         1,017,190
Empresa Nacional de Electricidad S.A., 8.35%, 2013                       273,000           298,492
Exelon Generation Co. LLC, 6.95%, 2011                                 2,225,000         2,340,511
FirstEnergy Corp., 5.5%, 2006                                            600,000           599,955
FirstEnergy Corp., 6.45%, 2011                                         1,540,000         1,588,083
FPL Group Capital, Inc., 5.551%, 2008                                  1,868,200         1,870,257
HQI Transelec Chile S.A., 7.875%, 2011                                 1,185,000         1,264,189
MidAmerican Energy Holdings Co., 4.625%, 2007                            310,000           306,640
MidAmerican Energy Holdings Co., 3.5%, 2008                              119,000           114,456
Oncor Electric Delivery Co., 5%, 2007                                    325,000           322,799
Pacific Gas & Electric Co., 3.6%, 2009                                   607,000           577,766
Progress Energy, Inc., 6.05%, 2007                                       610,000           613,154
Progress Energy, Inc., 7.1%, 2011                                        900,000           950,800
Progress Energy, Inc., 5.625%, 2016                                    1,264,000         1,221,383
System Energy Resources, Inc., 5.129%, 2014 (a)                          856,620           827,435
TXU Energy Co., 6.125%, 2008                                             375,000           377,687
TXU Energy Co., 7%, 2013                                               1,745,000         1,807,251
Virginia Electric & Power Co., 5.375%, 2007                              363,000           362,693
Virginia Electric & Power Co., 4.1%, 2008                              1,226,000         1,182,215
                                                                                      ------------
                                                                                      $ 23,116,397
--------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $380,804,493)                                         $370,233,689
--------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.2
--------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06,
at Amortized Cost (y)                                                 $4,654,000      $  4,654,000
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $385,458,493) (k)                               $374,887,689
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2                                                     4,383,964
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0                                                                  $379,271,653
--------------------------------------------------------------------------------------------------
(a) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,893,160, representing 14.7% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $352,793,713 and 94.11% of market value provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2006:

                                                                                           UNREALIZED
                                                                       EXPIRATION       APPRECIATION/
DESCRIPTION                            CONTRACTS            VALUE            DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)            139      $14,477,719          Jun-06            $110,607
U.S. Treasury Note 10 year (Short)           193       20,376,578          Jun-06             175,583
                                                                                             --------
                                                                                             $286,190
                                                                                             --------

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $385,458,493)               $374,887,689
Cash                                                                      11,328
Receivable for investments sold                                          109,236
Receivable for fund shares sold                                          656,352
Interest receivable                                                    3,999,356
Receivable from investment adviser                                        78,825
------------------------------------------------------------------------------------------------------
Total assets                                                                              $379,742,786
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $205,884
Payable for daily variation margin on open futures contracts              54,891
Payable for fund shares reacquired                                        85,909
Payable to affiliates
  Management fee                                                           8,327
  Shareholder servicing costs                                             26,773
  Distribution and service fees                                            2,070
  Administrative services fee                                                908
  Retirement plan administration and services fees                             9
Payable for independent trustees' compensation                             1,376
Accrued expenses and other liabilities                                    84,986
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $471,133
------------------------------------------------------------------------------------------------------
Net assets                                                                                $379,271,653
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $397,597,567
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (10,284,614)
Accumulated net realized gain (loss) on investments                   (8,144,021)
Undistributed net investment income                                      102,721
------------------------------------------------------------------------------------------------------
Net assets                                                                                $379,271,653
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   38,934,497
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $71,199,328
  Shares outstanding                                                   7,307,452
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.74
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                        $10.23
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $9,965,653
  Shares outstanding                                                   1,022,525
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.75
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,232,341
  Shares outstanding                                                     433,974
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.75
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $293,001,422
  Shares outstanding                                                  30,080,961
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.74
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $292,299
  Shares outstanding                                                      30,018
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.74
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $56,953
  Shares outstanding                                                       5,843
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.75
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $160,167
  Shares outstanding                                                      16,429
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.75
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $178,531
  Shares outstanding                                                      18,317
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.75
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $133,818
  Shares outstanding                                                      13,732
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.75
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $51,141
  Shares outstanding                                                       5,246
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.75
------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $16,569,254
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,749,180
  Distribution and service fees                                           409,057
  Shareholder servicing costs                                             442,813
  Administrative services fee                                              43,599
  Retirement plan administration and services fees                            960
  Independent trustees' compensation                                       10,461
  Custodian fee                                                           153,757
  Shareholder communications                                               45,427
  Auditing fees                                                            46,995
  Legal fees                                                               10,636
  Miscellaneous                                                           185,823
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $3,098,708
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (27,555)
  Reduction of expenses by investment adviser and distributor            (910,501)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,160,652
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $14,408,602
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(1,588,521)
  Futures contracts                                                       253,026
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(1,335,495)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(9,460,506)
  Futures contracts                                                       306,043
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(9,154,463)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(10,489,958)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $3,918,644
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 4/30                                                      2006                     2005
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $14,408,602              $10,055,799
Net realized gain (loss) on investments                            (1,335,495)                (724,035)
Net unrealized gain (loss) on investments                          (9,154,463)                (510,645)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $3,918,644               $8,821,119
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,027,257)             $(2,535,246)
  Class B                                                            (416,868)                (482,891)
  Class C                                                            (171,233)                (210,937)
  Class I                                                         (12,037,599)              (9,198,598)
  Class R                                                             (11,534)                 (12,936)
  Class R1                                                             (1,806)                    (136)
  Class R2                                                             (3,325)                    (149)
  Class R3                                                             (3,578)                  (1,585)
  Class R4                                                             (2,945)                    (170)
  Class R5                                                             (2,270)                    (182)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(15,678,415)            $(12,442,830)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $71,335,670              $87,821,597
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                       $5
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $59,575,899              $84,199,891
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            319,695,754              235,495,863
At end of period (including undistributed net investment
income of $102,721 and accumulated distributions in
excess of net investment income of $512,322)                     $379,271,653             $319,695,754
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                                YEARS ENDED 4/30
                                                  ---------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $10.07           $10.19           $10.43            $9.92            $9.85
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.40            $0.37            $0.34            $0.35            $0.49
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.29)           (0.04)           (0.11)            0.68             0.23
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11            $0.33            $0.23            $1.03            $0.72
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.44)          $(0.45)          $(0.46)          $(0.51)          $(0.65)
  From net realized gain on investments and
  foreign currency transactions                        --               --            (0.01)           (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.44)          $(0.45)          $(0.47)          $(0.52)          $(0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.74           $10.07           $10.19           $10.43            $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.07             3.33             2.27            10.59             7.47
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.12             1.10             1.16             1.41             9.37
Expenses after expense reductions (f)                0.70             0.70             0.74             0.75             0.41
Net investment income                                4.04             3.59             3.26             3.48             5.62
Portfolio turnover                                     30               34               40               79               75
Net assets at end of period (000 Omitted)         $71,199          $64,090          $49,065          $36,151           $1,391
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                                YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
                                                     2006             2005             2004             2003          2002(i)
Net asset value, beginning of period               $10.07           $10.19           $10.43            $9.92           $10.03
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.32            $0.28            $0.25            $0.27            $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.29)           (0.03)           (0.10)            0.67            (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.03            $0.25            $0.15            $0.94           $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.35)          $(0.37)          $(0.38)          $(0.42)          $(0.08)
  From net realized gain on investments and
  foreign currency transactions                        --               --            (0.01)           (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.35)          $(0.37)          $(0.39)          $(0.43)          $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.75           $10.07           $10.19           $10.43            $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.32             2.45             1.41             9.66            (0.27)(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.77             1.75             1.81             2.06            10.47(a)
Expenses after expense reductions (f)                1.55             1.55             1.59             1.60             1.61(a)
Net investment income                                3.17             2.75             2.40             2.63             4.49(a)
Portfolio turnover                                     30               34               40               79               75
Net assets at end of period (000 Omitted)          $9,966          $13,029          $13,927          $15,603             $234
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                  YEARS ENDED 4/30
                                                       ----------------------------------------------------------------------
                                                         2006            2005            2004            2003         2002(i)
Net asset value, beginning of period                   $10.08          $10.20          $10.43           $9.92          $10.03
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.32           $0.28           $0.25           $0.26           $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   (0.30)          (0.03)          (0.09)           0.68           (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.02           $0.25           $0.16           $0.94          $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.35)         $(0.37)         $(0.38)         $(0.42)         $(0.08)
  From net realized gain on investments and
  foreign currency transactions                            --              --           (0.01)          (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.35)         $(0.37)         $(0.39)         $(0.43)         $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.75          $10.08          $10.20          $10.43           $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               0.22            2.46            1.51            9.63           (0.27)(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.77            1.75            1.81            2.06           10.47(a)
Expenses after expense reductions (f)                    1.55            1.55            1.59            1.60            1.61(a)
Net investment income                                    3.17            2.78            2.40            2.60            4.35(a)
Portfolio turnover                                         30              34              40              79              75
Net assets at end of period (000 Omitted)              $4,232          $5,435          $6,553          $4,671             $13
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                               YEARS ENDED 4/30
                                                 ----------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $10.07           $10.19           $10.42            $9.92            $9.84
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.42            $0.38            $0.35            $0.34            $0.59
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.30)           (0.03)           (0.09)            0.69             0.14
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.12            $0.35            $0.26            $1.03            $0.73
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.45)          $(0.47)          $(0.48)          $(0.52)          $(0.65)
  From net realized gain on investments and
  foreign currency transactions                        --               --            (0.01)           (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.45)          $(0.47)          $(0.49)          $(0.53)          $(0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.74           $10.07           $10.19           $10.42            $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.22             3.48             2.52            10.65             7.60
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.77             0.75             0.81             1.06             8.99
Expenses after expense reductions (f)                0.55             0.55             0.59             0.60             0.13
Net investment income                                4.20             3.73             3.42             3.58             5.90
Portfolio turnover                                     30               34               40               79               75
Net assets at end of period (000 Omitted)        $293,001         $236,598         $165,586          $47,031             $980
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                       YEARS ENDED 4/30
                                                                 ------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                             $10.07            $10.19            $10.43            $10.35
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.36             $0.32             $0.31             $0.10
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.29)            (0.02)            (0.11)             0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.07             $0.30             $0.20             $0.23
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.40)           $(0.42)           $(0.43)           $(0.15)
  From net realized gain on investments and foreign
  currency transactions                                              --                --             (0.01)               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.40)           $(0.42)           $(0.44)           $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.74            $10.07            $10.19            $10.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.72              2.97              1.92              2.26(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.27              1.25              1.31              1.56(a)
Expenses after expense reductions (f)                              1.05              1.05              1.09              1.10(a)
Net investment income                                              3.67              3.24              2.96              3.06(a)
Portfolio turnover                                                   30                34                40                79
Net assets at end of period (000 Omitted)                          $292              $301              $325               $48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1
                                                                                       YEARS ENDED 4/30
                                                                                 ----------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.07                $10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.30                 $0.02
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.28)                 0.08(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.02                 $0.10
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.34)               $(0.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.75                $10.07
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.18                  0.97(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.97                  2.03(a)
Expenses after expense reductions (f)                                              1.69                  1.83(a)
Net investment income                                                              3.05                  2.52(a)
Portfolio turnover                                                                   30                    34
Net assets at end of period (000 Omitted)                                           $57                   $51
-------------------------------------------------------------------------------------------------------------

CLASS R2

                                                                                       YEARS ENDED 4/30
                                                                                 ----------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.07                $10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.33                 $0.02
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.28)                 0.08(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.05                 $0.10
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.37)               $(0.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.75                $10.07
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.51                  1.00(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.67                  1.73(a)
Expenses after expense reductions (f)                                              1.34                  1.53(a)
Net investment income                                                              3.48                  2.81(a)
Portfolio turnover                                                                   30                    34
Net assets at end of period (000 Omitted)                                          $160                   $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3
                                                                                        YEARS ENDED 4/30
                                                                          --------------------------------------------
                                                                            2006               2005            2004(i)
Net asset value, beginning of period                                      $10.07             $10.19             $10.29
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.35              $0.30              $0.14
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         (0.29)             (0.03)             (0.03)(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.06              $0.27              $0.11
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.38)            $(0.39)            $(0.20)
  From net realized gain on investments and foreign currency
  transactions                                                                --                 --              (0.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.38)            $(0.39)            $(0.21)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.75             $10.07             $10.19
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     0.63               2.71               1.05(n)
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.52               1.50               1.54(a)
Expenses after expense reductions (f)                                       1.23               1.30               1.32(a)
Net investment income                                                       3.60               2.99               2.71(a)
Portfolio turnover                                                            30                 34                 40
Net assets at end of period (000 Omitted)                                   $179                $42                $40
----------------------------------------------------------------------------------------------------------------------

CLASS R4
                                                                                       YEARS ENDED 4/30
                                                                                 ----------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.07                $10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.38                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.29)                 0.07(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.09                 $0.10
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.41)               $(0.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.75                $10.07
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.93                  1.04(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.17                  1.22(a)
Expenses after expense reductions (f)                                              0.95                  1.02(a)
Net investment income                                                              3.84                  3.32(a)
Portfolio turnover                                                                   30                    34
Net assets at end of period (000 Omitted)                                          $134                   $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5
                                                                                       YEARS ENDED 4/30
                                                                                 ----------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.07                $10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.41                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.29)                 0.08(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.12                 $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.44)               $(0.04)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.75                $10.07
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            1.23                  1.06(n)
-------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             0.87                  0.93(a)
Expenses after expense reductions (f)                                              0.65                  0.73(a)
Net investment income                                                              4.08                  3.63(a)
Portfolio turnover                                                                   30                    34
Net assets at end of period (000 Omitted)                                           $51                   $51
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, March 1, 2002 (Classes B and C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                        APRIL 30, 2006      APRIL 30, 2005
      Ordinary income (including any
      short-term capital gains)            $15,678,415         $12,442,830

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $388,510,795
          ----------------------------------------------------------
          Gross appreciation                                $194,517
          Gross depreciation                             (13,817,623)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(13,623,106)
          Undistributed ordinary income                   $1,563,116
          Capital loss carryforwards                      (3,243,368)
          Post-October capital loss deferral              (1,562,161)
          Other temporary differences                     (1,460,395)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              April 30, 2012                           $(108,693)
              April 30, 2013                          (1,464,107)
              April 30, 2014                          (1,670,568)
              --------------------------------------------------
                                                    $(3,243,368)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2006, this waiver amounted to $699,674 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This contractual fee arrangement will continue until September 1, 2006. For the year ended April 30, 2006, this reduction amounted to $71,382 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $6,082 for the year ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                              TOTAL       ANNUAL    DISTRIBUTION
           DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
               FEE RATE    FEE RATE         PLAN(1)      RATE(2)             FEE

Class A           0.10%       0.25%           0.35%        0.15%        $240,121
Class B           0.75%       0.25%           1.00%        1.00%         117,684
Class C           0.75%       0.25%           1.00%        1.00%          48,375
Class R           0.25%       0.25%           0.50%        0.50%           1,429
Class R1          0.50%       0.25%           0.75%        0.75%             396
Class R2          0.25%       0.25%           0.50%        0.50%             426
Class R3          0.25%       0.25%           0.50%        0.50%             451
Class R4             --       0.25%           0.25%        0.25%             175
--------------------------------------------------------------------------------
Total Distribution and Service Fees                                     $409,057

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2006 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a contractual waiver arrangement until September 1, 2006. For the year ended April 30, 2006, this waiver amounted to $68,606 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement until September 1, 2006. For the year ended April 30, 2006, this waiver amounted to $68,606 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $278
              Class B                                     32,654
              Class C                                      1,255

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $362,350, which equated to 0.1036% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $69,280.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0125% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                       ANNUAL
                                                    EFFECTIVE            TOTAL
                                    FEE RATE          RATE(1)           AMOUNT

            Class R1                   0.45%            0.39%             $238
            Class R2                   0.40%            0.29%              341
            Class R3                   0.25%            0.18%              225
            Class R4                   0.15%            0.15%              105
            Class R5                   0.10%            0.10%               51
            ------------------------------------------------------------------
            Total Retirement Plan Administration and Services Fees        $960

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended April 30, 2006, this waiver amounted to $194 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $2,319. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,039, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:


                                                          PURCHASES                  SALES
U.S. government securities                              $25,749,875            $30,941,037
------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)           $151,032,216            $69,218,692
------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                      YEAR ENDED                       YEAR ENDED
                                                    APRIL 30, 2006                 APRIL 30, 2005(i)
                                                SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                      2,532,050      $25,221,246       2,901,302       $29,492,343
  Class B                                        162,015        1,614,979         355,734         3,611,367
  Class C                                         93,708          933,302         186,213         1,915,773
  Class I                                      5,598,689       55,612,350       7,006,028        71,160,419
  Class R                                         29,405          293,878          30,131           305,483
  Class R1                                           647            6,387           5,000            50,000
  Class R2                                        13,836          137,626           5,000            50,000
  Class R3                                        14,127          139,730              --                --
  Class R4                                        11,514          113,179           5,000            50,000
  Class R5                                            --               --           5,000            50,000
-----------------------------------------------------------------------------------------------------------
                                               8,455,991      $84,072,677      10,499,408      $106,685,385

Shares issued to shareholders
in reinvestment of distributions
  Class A                                         92,545         $919,873          81,698          $828,920
  Class B                                         33,549          333,795          42,300           429,626
  Class C                                         12,544          124,889          17,242           149,830
  Class I                                      1,212,643       12,037,588         967,436         9,812,716
  Class R                                          1,149           11,415           1,365            13,841
  Class R1                                           182            1,806              14               136
  Class R2                                           336            3,325              15               149
  Class R3                                           362            3,577             169             1,713
  Class R4                                           293            2,903              17               170
  Class R5                                           228            2,270              18               182
-----------------------------------------------------------------------------------------------------------
                                               1,353,831      $13,441,441       1,110,274       $11,237,283

Shares reacquired
  Class A                                     (1,681,384)    $(16,719,273)     (1,432,852)     $(14,550,714)
  Class B                                       (466,569)      (4,638,436)       (470,736)       (4,773,451)
  Class C                                       (211,511)      (2,106,777)       (306,862)       (3,101,654)
  Class I                                       (236,604)      (2,348,693)       (722,318)       (7,335,421)
  Class R                                        (30,416)        (304,831)        (33,526)         (339,831)
  Class R2                                        (2,758)         (27,112)             --                --
  Class R3                                          (297)          (2,896)             --                --
  Class R4                                        (3,092)         (30,430)             --                --
-----------------------------------------------------------------------------------------------------------
                                              (2,632,631)    $(26,178,448)     (2,966,294)     $(30,101,071)

Net change
  Class A                                        943,211       $9,421,846       1,550,148       $15,770,549
  Class B                                       (271,005)      (2,689,662)        (72,702)         (732,458)
  Class C                                       (105,259)      (1,048,586)       (103,407)       (1,036,051)
  Class I                                      6,574,728       65,301,245       7,251,146        73,637,714
  Class R                                            138              462          (2,030)          (20,507)
  Class R1                                           829            8,193           5,014            50,136
  Class R2                                        11,414          113,839           5,015            50,149
  Class R3                                        14,192          140,411             169             1,713
  Class R4                                         8,715           85,652           5,017            50,170
  Class R5                                           228            2,270           5,018            50,182
-----------------------------------------------------------------------------------------------------------
                                               7,177,191      $71,335,670       8,643,388       $87,821,597

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated
    period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 25% and 52%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $2,315, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Intermediate Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate Investment Grade Bond Fund (one of the series comprising MFS Series Trust IX (the "Trust")) as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Intermediate Investment Grade Bond Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.


                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------     ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee             February 2004       Massachusetts Financial Services
(born 10/20/63)                                                         Company, Chief Executive Officer,
                                                                        President, Chief Investment
                                                                        Officer and Director

Robert C. Pozen(k)              Trustee             February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since February
                                                                        2004); Secretary of Economic
                                                                        Affairs, The Commonwealth of
                                                                        Massachusetts (January 2002 to
                                                                        December 2002); Fidelity
                                                                        Investments, Vice Chairman (June
                                                                        2000 to December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser), President
                                                                        (March 1997 to July 2001); Bell
                                                                        Canada Enterprises
                                                                        (telecommunications), Director;
                                                                        Medtronic, Inc. (medical
                                                                        technology), Director; Telesat
                                                                        (satellite communications),
                                                                        Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair   February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                             Enterprises (diversified services
                                                                        company), Chairman, Trustee and
                                                                        Chief Executive Officer (until
                                                                        November 2000)

Robert E. Butler(n)             Trustee             January 2006        Consultant - regulatory and
(born 11/29/41)                                                         compliance matters (since July
                                                                        2002); PricewaterhouseCoopers LLP
                                                                        (professional services firm),
                                                                        Partner (November 2000 until June
                                                                        2002)

Lawrence H. Cohn, M.D.          Trustee             August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                        Cardiac Surgery (until 2005);
                                                                        Harvard Medical School, Professor
                                                                        of Surgery; Brigham and Women's
                                                                        Hospital Physicians' Organization,
                                                                        Chair (2000 to 2004)

David H. Gunning                Trustee             January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service provider),
                                                                        Vice Chairman/Director (since
                                                                        April 2001); Encinitos Ventures
                                                                        (private investment company),
                                                                        Principal (1997 to April 2001);
                                                                        Lincoln Electric Holdings, Inc.
                                                                        (welding equipment manufacturer),
                                                                        Director

William R. Gutow                Trustee             December 1993       Private investor and real estate
(born 09/27/41)                                                         consultant; Capitol Entertainment
                                                                        Management Company (video
                                                                        franchise), Vice Chairman

Michael Hegarty                 Trustee             December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                         services and insurance), Vice
                                                                        Chairman and Chief Operating
                                                                        Officer (until May 2001); The
                                                                        Equitable Life Assurance Society
                                                                        (insurance), President and Chief
                                                                        Operating Officer (until May 2001)

Lawrence T. Perera              Trustee             July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                         Partner

J. Dale Sherratt                Trustee             August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President; Wellfleet
                                                                        Investments (investor in health
                                                                        care companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional
                                                                        nutritional    products),    Chief
                                                                        Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee             March 2005          Private investor; Prism Venture
(born 08/05/57)                                                         Partners (venture capital), Co-
                                                                        founder and General Partner (until
                                                                        June 2004); St. Paul Travelers
                                                                        Companies (commercial property
                                                                        liability insurance), Director

Robert W. Uek                   Trustee             January 2006        Retired (since 1999);
(born 05/18/41)                                                         PricewaterhouseCoopers LLP
                                                                        (professional services firm),
                                                                        Partner (until 1999); Consultant
                                                                        to investment company industry
                                                                        (since 2000); TT International
                                                                        Funds (mutual fund complex),
                                                                        Trustee (2000 until 2005);
                                                                        Hillview Investment Trust II Funds
                                                                        (mutual fund complex), Trustee
                                                                        (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President           November 2005       Massachusetts Financial Services
(born 12/01/58)                                                         Company, Executive Vice President
                                                                        and Chief Regulatory Officer
                                                                        (since March 2004); Fidelity
                                                                        Management & Research Company,
                                                                        Vice President (prior to March
                                                                        2004); Fidelity Group of Funds,
                                                                        President and Treasurer (prior to
                                                                        March 2004)

Tracy Atkinson(k)               Treasurer           September 2005      Massachusetts Financial Services
(born 12/30/64)                                                         Company, Senior Vice President
                                                                        (since September 2004);
                                                                        PricewaterhouseCoopers LLP,
                                                                        Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant           July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                           Company, Vice President and Senior
                                Assistant Clerk                         Counsel (since April 2003);
                                                                        Kirkpatrick & Lockhart LLP (law
                                                                        firm), Associate (prior to April
                                                                        2003); Nvest Services Company,
                                                                        Assistant Vice President and
                                                                        Associate Counsel (prior to
                                                                        January 2001)

Ethan D. Corey(k)               Assistant           July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                           Company, Special Counsel (since
                                Assistant Clerk                         December 2004); Dechert LLP (law
                                                                        firm), Counsel (prior to December
                                                                        2004)

David L. DiLorenzo(k)           Assistant           July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                               Company, Vice President (since
                                                                        June 2005); JP Morgan Investor
                                                                        Services, Vice President (January
                                                                        2001 to June 2005); State Street
                                                                        Bank, Vice President and Corporate
                                                                        Audit Manager (prior to January
                                                                        2001)

Timothy M. Fagan(k)             Assistant           September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                           Company, Vice President and Senior
                                Assistant Clerk                         Counsel (since September 2005);
                                                                        John Hancock Advisers, LLC, Vice
                                                                        President and Chief Compliance
                                                                        Officer (September 2004 to August
                                                                        2005), Senior Attorney (prior to
                                                                        September 2004); John Hancock
                                                                        Group of Funds, Vice President and
                                                                        Chief Compliance Officer
                                                                        (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant           July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Ellen Moynihan(k)               Assistant           April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                               Company, Senior Vice President

Susan S. Newton(k)              Assistant           May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                           Company, Senior Vice President and
                                Assistant Clerk                         Associate General Counsel (since
                                                                        April 2005); John Hancock
                                                                        Advisers, LLC, Senior Vice
                                                                        President, Secretary and Chief
                                                                        Legal Officer (prior to April
                                                                        2005); John Hancock Group of
                                                                        Funds, Senior Vice President,
                                                                        Secretary and Chief Legal Officer
                                                                        (prior to April 2005)

Susan A. Pereira(k)             Assistant           July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                           Company, Vice President and Senior
                                Assistant Clerk                         Counsel (since June 2004); Bingham
                                                                        McCutchen LLP (law firm),
                                                                        Associate (January 2001 to June
                                                                        2004); Preti, Flaherty, Beliveau,
                                                                        Pachios & Haley, LLC, Associate
                                                                        (prior to January 2001)

Mark N. Polebaum(k)             Secretary and       January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                   Company, Executive Vice President,
                                                                        General Counsel and Secretary
                                                                        (since January 2006); Wilmer
                                                                        Cutler Pickering Hale and Dorr LLP
                                                                        (law firm), Partner (prior to
                                                                        January 2006)

Frank L. Tarantino              Independent Chief   June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                              compliance services), Principal
                                Officer                                 (since June 2004); CRA Business
                                                                        Strategies Group (consulting
                                                                        services), Executive Vice
                                                                        President (April 2003 to June
                                                                        2004); David L. Babson & Co.
                                                                        (investment adviser), Managing
                                                                        Director, Chief Administrative
                                                                        Officer and Director (February
                                                                        1997 to March 2003)

James O. Yost(k)                Assistant           September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                               Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                  CUSTODIAN
Massachusetts Financial Services Company                            State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                     225 Franklin Street, Boston, MA 02110
02116-3741
                                                                    INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                         ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                         Deloitte & Touche LLP
500 Boylston Street, Boston, MA                                     200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
James J. Calmas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 IBF-ANN-6/06 4M

MFS(R) RESEARCH BOND FUND                                               4/30/06

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               4
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
---------------------------------------------------
FINANCIAL STATEMENTS                             21
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    37
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           48
---------------------------------------------------
TRUSTEES AND OFFICERS                            49
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    54
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            54
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   54
---------------------------------------------------
FEDERAL TAX INFORMATION                          54
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      96.7%
              Cash & Other Net Assets                     3.3%

              MARKET SECTORS (i)

              U.S. Treasury Securities                   31.7%
              ------------------------------------------------
              High Grade Corporates                      27.4%
              ------------------------------------------------
              Mortgage-Backed Securities                 11.9%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  8.2%
              ------------------------------------------------
              High Yield Corporates                       6.6%
              ------------------------------------------------
              U.S. Government Agencies                    4.8%
              ------------------------------------------------
              Asset-Backed Securities                     4.4%
              ------------------------------------------------
              Emerging Market Bonds                       1.4%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  0.3%
              ------------------------------------------------
              Cash & Other Net Assets                     3.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        60.1%
              ------------------------------------------------
              AA                                          5.2%
              ------------------------------------------------
              A                                           7.8%
              ------------------------------------------------
              BBB                                        19.1%
              ------------------------------------------------
              BB                                          5.4%
              ------------------------------------------------
              B                                           2.3%
              ------------------------------------------------
              CCC                                         0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.6
              ------------------------------------------------
              Average Life (m)                        7.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   13.1 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                         AA-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class A shares of the MFS Research Bond Fund provided a total return of 0.70%, at net asset value. This compares with a return of 0.71% for the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index (the Lehman Index).

DETRACTORS FROM PERFORMANCE

During the period, the fund's higher exposure to some longer-maturity investment-grade corporate issues relative to the Lehman Index detracted as spreads between these corporate bonds and U.S. Treasury securities, in the longer end of the yield curve(y), widened. Agency-related debt holdings also slightly detracted over the period.

CONTRIBUTORS TO PERFORMANCE

The fund's non-investment grade holdings, including "BB"- and "B"- rated(s) securities, contributed to relative performance as spreads over U.S. Treasury Securities narrowed in these quality sectors. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB"). The fund also benefited from a yield advantage over the benchmark and generated a higher level of income. Our shorter duration(d) stance contributed to relative performance as the fund was less sensitive than the benchmark to the rise in interest rates over the period. The fund's holdings in some short-term U.S. Treasury securities boosted relative results. The fund's positioning in higher-yielding asset-backed securities also helped as the group outperformed the overall benchmark.

Respectfully,

Michael Roberge
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered not rated.

(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the Portfolio Manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                          MFS Research         Lehman Brothers
                          Bond Fund --         U.S. Aggregate
                             Class A             Bond Index

          1/99              $ 9,525               $10,000
          4/99                9,497                 9,911
          4/00                9,621                10,035
          4/01               10,910                11,277
          4/02               11,803                12,161
          4/03               13,288                13,435
          4/04               13,701                13,680
          4/05               14,400                14,400
          4/06               14,501                14,503

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr      Life (t)
----------------------------------------------------------------------------
        A                 1/04/99               0.70%      5.86%       5.91%
----------------------------------------------------------------------------
        B                12/29/00              -0.04%      4.98%       5.28%
----------------------------------------------------------------------------
        C                12/29/00              -0.04%      4.98%       5.28%
----------------------------------------------------------------------------
        I                 1/04/99               0.96%      6.06%       6.05%
----------------------------------------------------------------------------
        R                12/31/02               0.45%      5.61%       5.74%
----------------------------------------------------------------------------
       R1                 4/01/05              -0.28%      5.63%       5.76%
----------------------------------------------------------------------------
       R2                 4/01/05               0.25%      5.75%       5.84%
----------------------------------------------------------------------------
       R3                10/31/03               0.16%      5.52%       5.68%
----------------------------------------------------------------------------
       R4                 4/01/05               0.45%      5.80%       5.87%
----------------------------------------------------------------------------
       R5                 4/01/05               0.76%      5.87%       5.92%
----------------------------------------------------------------------------
      529A                7/31/02               0.44%      5.57%       5.72%
----------------------------------------------------------------------------
      529B                7/31/02              -0.39%      4.97%       5.31%
----------------------------------------------------------------------------
      529C                7/31/02              -0.39%      4.96%       5.30%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (f)                                       0.71%      5.16%       5.29%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      -4.08%      4.83%       5.21%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
        B                                      -3.86%      4.65%       5.28%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
        C                                      -1.00%      4.98%       5.28%
With CDSC (1% for 12 months)
----------------------------------------------------------------------------
      529A                                     -4.33%      4.55%       5.02%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
      529B                                     -4.21%      4.64%       5.31%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
      529C                                     -1.35%      4.96%       5.30%
With CDSC (1% for 12 months)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, January 4, 1999 through the stated period end.

INDEX DEFINITION

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class W shares were available for sale on May 1, 2006. Therefore no performance information is available for 4/30/06 and 3/31/06. Class W shares are generally available only in connection with fee-based wrap programs sponsored by financial intermediaries, who have entered into an amended dealer agreement with MFD.

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00      $1,004.30          $3.48
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00      $1,021.32          $3.51
--------------------------------------------------------------------------------
        Actual              1.54%     $1,000.00      $1,000.00          $7.64
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.54%     $1,000.00      $1,017.16          $7.70
--------------------------------------------------------------------------------
        Actual              1.54%     $1,000.00      $1,000.00          $7.64
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.54%     $1,000.00      $1,017.16          $7.70
--------------------------------------------------------------------------------
        Actual              0.55%     $1,000.00      $1,005.00          $2.73
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.55%     $1,000.00      $1,022.07          $2.76
--------------------------------------------------------------------------------
        Actual              1.04%     $1,000.00      $1,002.50          $5.16
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.04%     $1,000.00      $1,019.64          $5.21
--------------------------------------------------------------------------------
        Actual              1.64%     $1,000.00        $999.50          $8.13
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.64%     $1,000.00      $1,016.66          $8.20
--------------------------------------------------------------------------------
        Actual              1.29%     $1,000.00      $1,001.30          $6.40
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.29%     $1,000.00      $1,018.40          $6.46
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00      $1,000.70          $5.95
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00      $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.95%     $1,000.00      $1,003.00          $4.72
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.95%     $1,000.00      $1,020.08          $4.76
--------------------------------------------------------------------------------
        Actual              0.65%     $1,000.00      $1,004.50          $3.23
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.65%     $1,000.00      $1,021.57          $3.26
--------------------------------------------------------------------------------
        Actual              1.04%     $1,000.00      $1,002.50          $5.16
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.04%     $1,000.00      $1,019.64          $5.21
--------------------------------------------------------------------------------
        Actual              1.79%     $1,000.00        $998.80          $8.87
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.79%     $1,000.00      $1,015.92          $8.95
--------------------------------------------------------------------------------
        Actual              1.79%     $1,000.00        $997.80          $8.87
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.79%     $1,000.00      $1,015.92          $8.95
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.
Class W shares were established on April 28, 2006 and were available for sale on May 1, 2006. Therefore, no expense information is available.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 96.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                        $  4,727,000        $    4,738,804
CBS Corp., 6.625%, 2011                                              1,020,000             1,052,420
News America Holdings, 7.75%, 2024                                     598,000               639,657
News America Holdings, 8.5%, 2025                                      120,000               137,566
News America, Inc., 6.2%, 2034                                       3,735,000             3,453,721
Viacom, Inc., 7.7%, 2010                                             1,560,000             1,669,233
                                                                                      --------------
                                                                                      $   11,691,401
----------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                          $  3,443,926        $    3,449,190
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                                $  4,978,000        $    4,865,612
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 12.6%
----------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (a)                             $  3,494,000        $    3,458,858
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                2,640,673             2,629,085
Amresco Commercial Mortgage Funding I, 7%, 2029                        558,000               563,060
ARCap REIT, Inc., "G", 6.1%, 2045 (a)                                2,354,000             2,066,145
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                1,200,897             1,038,821
Asset Securitization Corp., 7.525%, 2029                             1,077,289             1,167,286
Banc of America Commercial Mortgage, Inc., FRN,
4.857%, 2043                                                         3,581,684             3,367,677
Banc of America Commercial Mortgage, Inc., FRN,
5.1818%, 2047                                                        4,770,000             4,592,205
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                    49,496,177             4,090,637
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                23,772,639             1,807,767
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (a)(i)             31,850,912             2,731,534
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035               2,561,000             2,545,795
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041               2,283,000             2,270,158
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8%, 2040 (a)                                                       4,250,000             4,256,928
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                         3,434,786             3,293,941
Capital One Auto Finance Trust, 3.18%, 2010                          2,393,000             2,352,822
Capital Trust Re CDO Ltd., 5.16%, 2035 (a)                           4,660,000             4,464,863
Centex Home Equity Loan Trust, 4.14%, 2028                           3,939,000             3,884,663
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.2256%, 2044                                                        4,080,000             4,001,046
Commercial Mortgage Acceptance Corp., 7.03%, 2031                    2,917,697             3,023,613
CPS Auto Receivables Trust, 3.5%, 2009 (a)                              66,067                65,489
CPS Auto Receivables Trust, 3.52%, 2009 (a)                            181,471               180,093
CPS Auto Receivables Trust, 2.89%, 2009 (a)                            314,594               309,138
Credit Suisse First Boston Mortgage Securities Corp.,
6.878%, 2018 (a)                                                     2,255,000             2,391,724
Credit-Based Asset Servicing and Securities, FRN,
5.303%, 2035                                                         3,149,403             3,118,400
Crest G-Star CDO, 6.95%, 2032 (a)                                    6,526,000             6,673,100
CRIIMI MAE CMBS Corp., 6.701%, 2008 (a)                                 10,000                10,045
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                   1,323,548             1,333,889
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                990,748             1,005,303
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                1,635,000             1,773,752
Drive Auto Receivables Trust, 2.5%, 2009 (a)                         1,973,655             1,933,894
E*TRADE RV & Marine Trust, 3.62%, 2018                                 994,000               942,751
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                          1,626,026             1,669,669
Falcon Franchise Loan LLC, FRN, 3.0551%, 2023 (a)(i)                   621,833                70,018
Falcon Franchise Loan LLC, FRN, 3.9256%, 2025 (a)(i)                 9,058,668             1,488,339
First Union National Bank Commercial Mortgage Trust, FRN,
0.95%, 2043 (a)(i)                                                  23,232,361               874,283
First Union-Lehman Brothers Bank of America, FRN,
0.4943%, 2035 (i)                                                   24,805,731               449,182
First Union-Lehman Brothers Commercial Mortgage Trust, FRN,
7.5%, 2029                                                             798,000               882,790
GE Capital Commercial Mortgage Corp., 6.269%, 2035                   2,042,000             2,114,692
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                         5,908,072             5,765,913
Greenwich Capital Commercial Funding Corp., FRN,
5.224%, 2037                                                         3,357,664             3,235,909
Greenwich Capital Commercial Funding Corp., FRN,
4.569%, 2042                                                         5,335,000             5,078,196
Household Automotive Trust, 3.44%, 2009                                741,904               735,728
IKON Receivables Funding LLC, 3.27%, 2011                            1,847,413             1,828,289
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.2122%, 2041                                                        4,431,054             4,310,516
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2042 (a)                                                     4,130,000             3,906,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3447%, 2042                                                        5,061,203             4,775,897
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3644%, 2043                                                        5,666,655             5,507,673
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                         6,001,863             5,719,426
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.4888%, 2035 (i)                                                   28,173,717               477,967
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                 3,221,000             3,149,989
Morgan Stanley Capital I, Inc., 6.86%, 2010                          1,157,000             1,166,684
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                       3,362,000             3,446,957
Morgan Stanley Capital I, Inc., FRN, 7.338%, 2030                      630,000               650,836
Morgan Stanley Capital I, Inc., FRN, 0.8747%, 2031 (a)(i)           19,566,632               444,701
Mortgage Capital Funding, Inc., FRN, 0.7719%, 2031 (i)              14,956,125               187,246
Multi-Family Capital Access One, Inc., 6.65%, 2024                   1,264,701             1,289,570
Nationslink Funding Corp., FRN, 0.4892%, 2030 (i)                    7,824,143               127,307
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                3,000,000             2,933,199
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                     3,000,000             2,959,597
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035            2,038,504             2,005,042
Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)               2,850,000             2,884,200
Preferred Term Securities XIX Ltd. FRN, 5.26%, 2035 (a)              7,800,000             7,800,000
Prudential Securities Secured Financing Corp., FRN,
6.9762%, 2013                                                        1,838,000             1,947,866
Residential Asset Mortgage Products, Inc., 3.878%, 2035              2,895,869             2,858,172
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034        2,727,000             2,636,769
Residential Funding Mortgage Securities, Inc., FRN,
5.32%, 2035                                                          5,795,000             5,729,091
Salomon Brothers Mortgage Securities, Inc., FRN,
7.0824%, 2032 (a)                                                    3,262,500             3,519,439
SLM Student Loan Trust, 2.99%, 2022 (a)                              1,111,000             1,092,580
Structured Asset Securities Corp., FRN, 4.67%, 2035                  4,852,858             4,785,522
Structured Asset Securities Corp., FRN, 5.1994%, 2035 (a)            8,064,624             8,067,167
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                             637,382               645,717
TPREF Funding III Ltd., 5.34 to 2008, FRN to 2033 (a)                5,000,000             4,935,156
Triad Auto Receivables Trust, 2.48%, 2008                              142,102               141,831
Triad Auto Receivables Trust, 3.24%, 2009                              623,906               618,173
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                4,100,000             3,875,259
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                         4,700,000             4,421,832
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                         6,014,804             5,742,902
Wachovia Bank Commercial Mortgage Trust, FRN,
5.118%, 2042                                                         4,116,878             3,933,383
Wachovia Bank Commercial Mortgage Trust, FRN,
5.196%, 2044                                                         4,999,000             4,812,718
Wachovia Bank Commercial Mortgage Trust, FRN,
5.3163%, 2044                                                        4,730,000             4,585,417
                                                                                      --------------
                                                                                      $  219,629,297
----------------------------------------------------------------------------------------------------
Automotive - 1.3%
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                 $  2,707,000        $    2,450,241
Ford Motor Credit Co., 7.375%, 2009                                  2,010,000             1,857,192
Ford Motor Credit Co., 5.7%, 2010                                    2,787,000             2,450,054
General Motors Acceptance Corp., 6.125%, 2008                        3,818,000             3,677,081
General Motors Acceptance Corp., 6.75%, 2014                         3,409,000             3,107,048
Johnson Controls, Inc., 5.5%, 2016                                   6,499,000             6,220,609
Lear Corp., 5.75%, 2014                                              4,145,000             3,481,800
                                                                                      --------------
                                                                                      $   23,244,025
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.2%
----------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049       $  3,473,000        $    4,374,681
Banco Mercantil del Norte S.A., 5.875% to 2009,
FRN to 2014 (a)                                                      4,869,000             4,844,655
Bank of America Corp., 7.4%, 2011                                   10,505,000            11,295,197
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                    1,596,000             1,640,185
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                         5,365,000             4,957,362
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
FRN to 2049 (a)                                                      5,713,000             5,343,392
Citigroup, Inc., 5.625%, 2012                                        2,622,000             2,618,319
Citigroup, Inc., 5%, 2014                                            8,856,000             8,387,588
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                   1,885,000             1,848,322
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                 2,507,000             2,441,510
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                   805,000               770,121
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)           3,015,000             3,241,517
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)             3,328,000             3,290,257
J.P. Morgan Chase & Co., 5.125%, 2014                                4,932,000             4,691,452
J.P. Morgan Chase & Co., 5.15%, 2015                                 4,280,000             4,049,210
Kazkommerts International B.V., 8.5%, 2013                           3,553,000             3,726,209
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049 (a)                                                      3,640,000             3,526,934
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                        4,482,000             4,432,344
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049             7,546,000             7,394,069
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                 1,635,000             1,726,652
Popular North America, Inc., 4.25%, 2008                             1,994,000             1,943,951
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                    3,191,000             3,118,092
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                     3,348,000             3,197,534
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)               2,349,000             2,411,460
UFJ Finance Aruba AEC, 6.75%, 2013                                   6,326,000             6,644,027
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (a)                                                      1,766,000             1,991,124
Wachovia Bank National Assn., 5.6%, 2016                             6,426,000             6,278,588
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                8,022,000             7,864,584
Wachovia Corp., 6.605%, 2025                                         2,393,000             2,441,552
Wells Fargo Bank NA, 6.45%, 2011                                     4,052,000             4,201,596
                                                                                      --------------
                                                                                      $  124,692,484
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
----------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                        $  3,990,000        $    3,882,398
Rogers Cable, Inc., 5.5%, 2014                                       3,245,000             2,989,456
TCI Communications Financing III, 9.65%, 2027                           20,000                21,443
TCI Communications, Inc., 9.8%, 2012                                 1,529,000             1,791,275
Time Warner Entertainment Co. LP, 8.375%, 2033                       6,903,000             7,895,727
                                                                                      --------------
                                                                                      $   16,580,299
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                             $  4,666,000        $    4,660,489
Lehman Brothers Holdings, Inc., 8.25%, 2007                          1,596,000             1,646,185
Lehman Brothers Holdings, Inc., 5.5%, 2016                           1,879,000             1,815,182
Merrill Lynch & Co., Inc., 5.45%, 2014                               2,996,000             2,924,243
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                         3,101,000             3,241,447
Morgan Stanley Group, Inc., 5.3%, 2013                                 742,000               723,474
Morgan Stanley Group, Inc., 4.75%, 2014                              2,500,000             2,312,033
                                                                                      --------------
                                                                                      $   17,323,053
----------------------------------------------------------------------------------------------------
Building - 0.3%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                        $  1,072,000        $    1,099,774
American Standard Cos., Inc., 7.625%, 2010                           3,915,000             4,116,944
                                                                                      --------------
                                                                                      $    5,216,718
----------------------------------------------------------------------------------------------------
Business Services - 0.7%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                   $  8,190,000        $    7,983,612
Xerox Corp., 6.4%, 2016                                              4,315,000             4,201,731
                                                                                      --------------
                                                                                      $   12,185,343
----------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                     $    775,000        $      782,538
Nalco Co., 7.75%, 2011                                               3,065,000             3,080,325
Nalco Co., 8.875%, 2013                                              1,710,000             1,765,575
                                                                                      --------------
                                                                                      $    5,628,438
----------------------------------------------------------------------------------------------------
Construction - 0.3%
----------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                              $  5,315,000        $    5,089,113
----------------------------------------------------------------------------------------------------
Containers- 0.4%
----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                 $  6,130,000        $    6,298,575
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.6%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                       $  5,961,000        $    5,728,277
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                           5,000,000             5,117,010
                                                                                      --------------
                                                                                      $   10,845,287
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
----------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                        $     37,000        $       42,093
Chesapeake Energy Corp., 6.875%, 2016                                6,685,000             6,584,725
Ocean Energy, Inc., 4.375%, 2007                                       798,000               786,995
Ocean Energy, Inc., 7.25%, 2011                                      3,181,000             3,405,763
XTO Energy, Inc., 5.65%, 2016                                        5,450,000             5,308,682
                                                                                      --------------
                                                                                      $   16,128,258
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $  4,361,000        $    4,739,007
----------------------------------------------------------------------------------------------------
Entertainment- 0.3%
----------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                    $    399,000        $      442,466
Walt Disney Co., 6.375%, 2012                                        4,262,000             4,407,471
                                                                                      --------------
                                                                                      $    4,849,937
----------------------------------------------------------------------------------------------------
Financial Institutions - 1.0%
----------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                      $  5,383,000        $    5,119,007
HSBC Finance Corp., 5.5%, 2016                                      12,782,000            12,346,108
                                                                                      --------------
                                                                                      $   17,465,115
----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.6%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                           $  7,062,000        $    6,722,925
Kraft Foods, Inc., 6.25%, 2012                                       3,464,000             3,552,869
                                                                                      --------------
                                                                                      $   10,275,794
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                  $  4,020,000        $    3,986,357
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                        $  5,077,000        $    4,818,982
MGM Mirage, Inc., 5.875%, 2014                                       6,405,000             5,948,644
                                                                                      --------------
                                                                                      $   10,767,626
----------------------------------------------------------------------------------------------------
Insurance - 1.2%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                   $  7,137,000        $    6,533,909
American International Group, Inc., 5.05%, 2015 (a)                  4,159,000             3,915,778
ING Groep N.V., 5.775% to 2015, FRN to 2049                          5,685,000             5,444,871
UnumProvident Corp., 7.625%, 2011                                    3,948,000             4,140,303
UnumProvident Corp., 6.85%, 2015 (a)                                 1,020,000             1,015,109
                                                                                      --------------
                                                                                      $   21,049,970
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
----------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                            $  5,010,000        $    4,888,012
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                               $  5,747,000        $    6,106,188
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                         $  4,505,000        $    4,373,350
HCA, Inc., 8.75%, 2010                                               5,540,000             6,000,258
                                                                                      --------------
                                                                                      $   10,373,608
----------------------------------------------------------------------------------------------------
Mortgage Backed - 11.9%
----------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                           $  2,386,826        $    2,298,505
Fannie Mae, 5.12%, 2012                                              1,976,833             1,932,526
Fannie Mae, 4.79%, 2012                                                584,000               562,184
Fannie Mae, 4.543%, 2013                                             2,478,438             2,342,954
Fannie Mae, 4.845%, 2013                                             1,373,323             1,316,661
Fannie Mae, 5.78%, 2013                                              1,559,975             1,587,208
Fannie Mae, 4.667%, 2014                                             1,465,138             1,385,164
Fannie Mae, 4.77%, 2014                                              1,681,053             1,593,424
Fannie Mae, 4.847%, 2014                                             3,707,822             3,538,481
Fannie Mae, 5.413%, 2014                                             1,899,746             1,883,485
Fannie Mae, 4.62%, 2014 - 2015                                       3,630,771             3,403,235
Fannie Mae, 5.05%, 2014                                              1,288,313             1,256,737
Fannie Mae, 4.86%, 2014                                              1,711,583             1,627,826
Fannie Mae, 4.85%, 2015                                              1,378,971             1,309,833
Fannie Mae, 4.665%, 2015                                             1,267,361             1,188,945
Fannie Mae, 4.925%, 2015                                             4,455,201             4,255,421
Fannie Mae, 4.87%, 2015                                              1,301,229             1,236,081
Fannie Mae, 4.785%, 2015                                             1,715,078             1,619,288
Fannie Mae, 4.815%, 2015                                             1,848,000             1,746,908
Fannie Mae, 4.53%, 2015                                              1,187,001             1,100,392
Fannie Mae, 4.6%, 2015                                               1,610,981             1,500,750
Fannie Mae, 4.94%, 2015                                              2,330,000             2,233,732
Fannie Mae, 4.82%, 2015                                              1,586,638             1,499,595
Fannie Mae, 4.98%, 2015                                              1,696,332             1,620,884
Fannie Mae, 4.76%, 2015                                              2,185,010             2,068,315
Fannie Mae, 4.89%, 2015                                                360,743               342,436
Fannie Mae, 5.424%, 2016                                             1,000,000               991,445
Fannie Mae, 5%, 2016 - 2020                                          5,149,294             5,020,032
Fannie Mae, 4.996%, 2017                                             3,555,087             3,419,819
Fannie Mae, 5.5%, 2018 - 2036                                       99,642,550            97,379,744
Fannie Mae, 4.88%, 2020                                              1,073,015             1,048,489
Fannie Mae, 6.5%, 2031 - 2033                                        1,640,357             1,672,566
Fannie Mae, 6%, 2034 - 2036                                          5,595,083             5,572,544
Freddie Mac, 5%, 2018 - 2020                                         3,441,247             3,351,708
Freddie Mac, 5.5%, 2019 - 2035                                      20,336,709            19,821,344
Freddie Mac, 6%, 2033 - 2035                                        13,342,257            13,319,578
Ginnie Mae, 6%, 2036                                                 8,339,703             8,347,398
                                                                                      --------------
                                                                                      $  206,395,637
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                $  4,085,000        $    4,044,150
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
----------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $ 11,151,000        $   12,306,232
Kinder Morgan Energy Partners LP, 7.75%, 2032                        2,981,000             3,307,583
Kinder Morgan Finance Corp., 6.4%, 2036                              4,105,000             3,928,928
Magellan Midstream Partners LP, 5.65%, 2016                          3,272,000             3,154,430
                                                                                      --------------
                                                                                      $   22,697,173
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.7%
----------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                            $  8,435,000        $    7,941,215
Citizens Communications Co., 9%, 2031                                4,655,000             4,992,488
Deutsche Telekom International Finance B.V., 5.25%, 2013               621,000               593,308
Deutsche Telekom International Finance B.V., 8.25%, 2030             3,174,000             3,768,817
Telecom Italia Capital, 5.25%, 2015                                  6,200,000             5,730,666
Telecom Italia Capital, 6%, 2034                                     4,855,000             4,332,806
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                   806,000               806,267
Telefonica Europe B.V., 7.75%, 2010                                 10,213,000            10,965,647
Verizon New York, Inc., 7.375%, 2032                                 7,311,000             7,318,691
                                                                                      --------------
                                                                                      $   46,449,905
----------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                          $  6,690,000        $    7,029,618
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%
----------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                      $  6,594,000        $    6,297,679
Wyeth, 5.5%, 2013                                                    4,690,000             4,614,407
                                                                                      --------------
                                                                                      $   10,912,086
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                  $  5,255,000        $    5,787,069
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                    $  2,179,000        $    2,342,425
TFM S.A. de C.V., 12.5%, 2012                                        2,235,000             2,475,263
Union Pacific Corp., 7.25%, 2008                                     1,580,000             1,651,789
Union Pacific Corp., 6.125%, 2012                                    3,523,000             3,585,075
                                                                                      --------------
                                                                                      $   10,054,552
----------------------------------------------------------------------------------------------------
Real Estate - 2.3%
----------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                 $  3,499,000        $    3,245,459
EOP Operating LP, 6.8%, 2009                                         6,465,000             6,663,631
EOP Operating LP, 4.75%, 2014                                        4,038,000             3,704,409
HRPT Properties Trust, 6.25%, 2016                                   7,172,000             7,122,391
Kimco Realty Corp., 6%, 2012                                         1,197,000             1,210,879
ProLogis, 5.75%, 2016                                                8,700,000             8,471,303
Simon Property Group LP, 6.375%, 2007                                3,188,000             3,230,496
Simon Property Group LP, 4.6%, 2010                                  3,579,000             3,448,227
Simon Property Group LP, 5.75%, 2015 (a)                             1,506,000             1,475,189
Vornado Realty Trust, 5.625%, 2007                                   1,307,000             1,307,043
Vornado Realty Trust, 4.75%, 2010                                      798,000               764,513
                                                                                      --------------
                                                                                      $   40,643,540
----------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                   $  2,086,000        $    2,343,254
YUM! Brands, Inc., 6.25%, 2016                                       3,320,000             3,319,824
                                                                                      --------------
                                                                                      $    5,663,078
----------------------------------------------------------------------------------------------------
Retailers - 0.5%
----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                $  1,743,000        $    1,865,010
Home Depot, Inc., 5.4%, 2016                                         7,702,000             7,501,571
                                                                                      --------------
                                                                                      $    9,366,581
----------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
----------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                        $  2,201,000        $    2,131,591
Safeway, Inc., 6.5%, 2011                                            1,630,000             1,672,101
                                                                                      --------------
                                                                                      $    3,803,692
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                          $  8,570,000        $    8,427,515
----------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                      $  3,704,000        $    3,928,059
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                    6,255,000             6,380,100
                                                                                      --------------
                                                                                      $   10,308,159
----------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
----------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                          $    625,000        $      745,088
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.8%
----------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                              $  7,263,000        $    7,383,391
Fannie Mae, 6.125%, 2012                                             6,622,000             6,891,535
Federal Home Loan Bank, 3.25%, 2006                                 19,700,000            19,615,310
Freddie Mac, 4.875%, 2013                                           10,000,000             9,726,350
Small Business Administration, 6.35%, 2021                              51,564                53,201
Small Business Administration, 6.34%, 2021                              78,163                80,632
Small Business Administration, 6.44%, 2021                              75,422                78,034
Small Business Administration, 5.34%, 2021                             406,576               404,710
Small Business Administration, 6.07%, 2022                             275,060               281,068
Small Business Administration, 4.35%, 2023                           1,777,108             1,647,065
Small Business Administration, 4.98%, 2023                           2,460,435             2,374,108
Small Business Administration, 4.89%, 2023                           2,448,222             2,347,336
Small Business Administration, 4.93%, 2024                           2,349,355             2,256,707
Small Business Administration, 4.34%, 2024                           2,647,153             2,438,657
Small Business Administration, 5.52%, 2024                           3,340,009             3,321,427
Small Business Administration, 5.19%, 2024                           3,555,025             3,463,701
Small Business Administration, 4.86%, 2024                           2,225,664             2,118,476
Small Business Administration, 4.57%, 2025                           3,438,879             3,197,819
Small Business Administration, 4.76%, 2025                           9,625,064             9,052,515
Small Business Administration, 5.35%, 2026                           6,200,000             6,063,013
                                                                                      --------------
                                                                                      $   82,795,055
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 31.2%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                  $  1,631,000        $    1,802,509
U.S. Treasury Bonds, 5.375%, 2031                                   81,901,000            83,129,515
U.S. Treasury Notes, 2%, 2006                                        8,489,000             8,479,713
U.S. Treasury Notes, 7%, 2006                                      160,605,000           161,263,802
U.S. Treasury Notes, 6.5%, 2006                                     24,955,000            25,123,646
U.S. Treasury Notes, 3.5%, 2006                                      6,657,000             6,604,996
U.S. Treasury Notes, 6.125%, 2007                                   23,228,000            23,574,608
U.S. Treasury Notes, 3%, 2007                                          257,000               249,832
U.S. Treasury Notes, 5.5%, 2008                                      3,868,000             3,910,610
U.S. Treasury Notes, 5.625%, 2008                                   89,735,000            91,014,442
U.S. Treasury Notes, 6.5%, 2010                                    111,062,000           117,118,322
U.S. Treasury Notes, 4%, 2010                                          525,000               508,060
U.S. Treasury Notes, 4%, 2014                                        4,516,000             4,218,757
U.S. Treasury Notes, 4.25%, 2014                                     3,180,000             3,005,968
U.S. Treasury Notes, 4.125%, 2015                                    2,921,000             2,726,114
U.S. Treasury Notes, TIPS, 2%, 2014                                  8,507,662             8,301,947
                                                                                      --------------
                                                                                      $  541,032,841
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.6%
----------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                             $  7,270,000        $    6,622,345
Duke Capital Corp., 8%, 2019                                         7,065,000             8,126,318
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   5,188,000             5,672,440
Enersis S.A., 7.375%, 2014                                           4,290,000             4,430,429
Exelon Generation Co. LLC, 6.95%, 2011                              11,942,000            12,561,969
FirstEnergy Corp., 6.45%, 2011                                      13,644,000            14,070,007
MidAmerican Energy Holdings Co., 5.875%, 2012                        1,182,000             1,183,551
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                    4,000,000             3,815,644
NRG Energy, Inc., 7.25%, 2014                                        4,675,000             4,698,375
Progress Energy, Inc., 5.625%, 2016                                  8,549,000             8,260,762
TXU Energy Co., 7%, 2013                                             7,435,000             7,700,236
Virginia Electric & Power Co., 4.1%, 2008                            2,258,000             2,177,358
                                                                                      --------------
                                                                                      $   79,319,434
----------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $1,720,001,514)                                     $1,672,843,880
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized
Cost (y)                                                          $ 45,774,000        $   45,774,000
----------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $1,765,775,514) (k)                           $1,718,617,880
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                     18,368,329
----------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                               $1,736,986,209
----------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $153,377,420, representing 8.8% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,625,733,071 and 94.60% of market value provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

CREDIT DEFAULT SWAPS

                   NOTIONAL
                  PRINCIPAL                                                              UNREALIZED
                  AMOUNT OF                                                             APPRECIATION
   EXPIRATION      CONTRACT                         DESCRIPTION                        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------

     3/20/11      $4,151,000    Agreement between the fund and Merrill Lynch Capital
                                Services to exchange the credit risk of Auto Zone,
                                Inc. As a buyer of protection, the fund agrees to
                                pay Merrill Lynch quarterly at a fixed annual rate
                                of 0.68% of the notional amount of $4,151,000 until
                                maturity on March 20, 2011. If Auto Zone, Inc.
                                experiences one of the following credit events:
                                bankruptcy, failure to pay, or a restructuring, the
                                fund would then purchase $4,151,000 par of Auto
                                Zone, Inc. bonds at the post credit event market
                                price, and then deliver those bonds to Merrill
                                Lynch, who in turn would deliver $4,151,000 in cash
                                to the fund.                                             $  (5,901)

     3/20/11      $8,000,000    Agreement between the fund and Merrill Lynch Capital
                                Services to exchange the credit risk of Kohl's Corp.
                                As a buyer of protection, the fund agrees to pay
                                Merrill Lynch quarterly at a fixed annual rate of
                                0.42% of the notional amount of $8,000,000 until
                                maturity on March 20, 2011. If Kohl's Corp.
                                experiences one of the following credit events:
                                bankruptcy, failure to pay, or a restructuring, the
                                fund would then purchase $8,000,000 par of Kohl's
                                Corp. bonds at the post credit event market price,
                                and then deliver those bonds to Merrill Lynch, who
                                in turn would deliver $8,000,000 in cash to the
                                fund.                                                     $(62,431)

     3/20/11      $8,257,000    Agreement between the fund and Merrill Lynch Capital
                                Services to exchange the credit risk of MDC
                                Holdings, Inc. As a buyer of protection, the fund
                                agrees to pay Merrill Lynch quarterly at a fixed
                                annual rate of 1.05% of the notional amount of
                                $8,257,000 until maturity on March 20, 2011. If MDC
                                Holdings, Inc. experiences one of the following
                                credit events: bankruptcy, failure to pay, or a
                                restructuring, the fund would then purchase
                                $8,257,000 par of MDC Holdings, Inc. bonds at the
                                post credit event market price, and then deliver
                                those bonds to Merrill Lynch, who in turn would
                                deliver $8,257,000 in cash to
                                the fund.                                                 $(55,083)
     3/20/11      $4,151,000    Agreement between the fund and Merrill Lynch Capital
                                Services to exchange the credit risk of New York
                                Times Co. As a buyer of protection, the fund agrees
                                to pay Merrill Lynch quarterly at a fixed annual
                                rate of 0.43% of the notional amount of $4,151,000
                                until maturity on March 20, 2011. If New Tork Times
                                Co. experiences one of the following credit events:
                                bankruptcy, failure to pay, or a restructuring, the
                                fund would then purchase $4,151,000 par of New York
                                Times Co. bonds at the post credit event market
                                price, and then deliver those bonds to Merrill
                                Lynch, who in turn would deliver $4,151,000 in cash
                                to the fund.                                              $(13,290)
                                                                                          --------
                                                                                         $(136,705)
                                                                                          --------

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,765,775,514)          $1,718,617,880
Cash                                                                     85,662
Receivable for investments sold                                       6,191,027
Receivable for fund shares sold                                       7,788,951
Interest and dividends receivable                                    21,735,758
Receivable from investment adviser                                      448,888
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,754,868,166
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,404,452
Payable for investments purchased                                     6,210,456
Payable for fund shares reacquired                                    9,576,255
Unrealized depreciation on credit default swaps                         136,705
Payable to affiliates
  Management fee                                                         71,135
  Shareholder servicing costs                                           138,861
  Distribution and service fees                                          41,437
  Administrative services fee                                             2,548
  Program manager fees                                                       22
  Retirement plan administration and services fees                          469
Payable for independent trustees' compensation                            3,752
Accrued expenses and other liabilities                                  295,865
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $17,881,957
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,736,986,209
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,824,620,903
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         (47,294,339)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       (38,438,256)
Accumulated distributions in excess of net investment income         (1,902,099)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,736,986,209
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   176,076,610
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $922,617,044
  Shares outstanding                                                 93,546,413
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.86
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $10.35
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $77,517,959
  Shares outstanding                                                  7,845,835
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.88
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $59,342,250
  Shares outstanding                                                  6,006,308
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.88
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $614,643,315
  Shares outstanding                                                 62,301,726
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.87
-------------------------------------------------------------------------------------------------------
Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $100,000
  Shares outstanding                                                     10,142
-------------------------------------------------------------------------------------------------------
Net Asset value, offering price, and redemption price per
  share                                                                                           $9.86
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $34,836,161
  Shares outstanding                                                  3,532,742
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.86
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $488,079
  Shares outstanding                                                     49,384
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.88
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $251,235
  Shares outstanding                                                     25,380
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.90
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $14,923,031
  Shares outstanding                                                  1,514,289
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.85
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $10,835,415
  Shares outstanding                                                  1,099,110
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.86
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $358,424
  Shares outstanding                                                     36,355
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $9.86
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $636,758
  Shares outstanding                                                     64,729
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.84
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $10.33
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $153,433
  Shares outstanding                                                     15,523
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.88
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $283,105
  Shares outstanding                                                     28,674
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.87
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares. On April 28, 2006, the fund established Class W shares, which were available for sale to the public on May 1, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $72,874,372
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $7,688,053
  Distribution and service fees                                         4,446,656
  Program manager fees                                                      2,462
  Shareholder servicing costs                                           2,339,554
  Administrative services fee                                             184,352
  Retirement plan administration and services fees                         28,038
  Independent trustees' compensation                                       30,173
  Custodian fee                                                           453,778
  Shareholder communications                                              230,022
  Auditing fees                                                            56,673
  Legal fees                                                               41,667
  Miscellaneous                                                           288,883
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $15,790,311
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (122,071)
  Reduction of expenses by investment adviser and distributor          (4,509,759)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $11,158,481
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $61,715,891
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(5,308,508)
  Swap transactions                                                       (15,312)
  Foreign currency transactions                                          (110,159)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $(5,433,979)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(48,093,515)
  Swap transactions                                                      (136,705)
  Translation of assets and liabilities in foreign currencies              (2,688)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                $(48,232,908)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(53,666,887)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $8,049,004
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
YEARS ENDED 4/30                                                  2006                       2005
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $61,715,891                $41,198,380
Net realized gain (loss) on investments and foreign
currency transactions                                             (5,433,979)                 7,280,906
Net unrealized gain (loss) on investments and foreign
currency translation                                             (48,232,908)                 3,170,070
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $8,049,004                $51,649,356
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(42,621,778)              $(30,040,465)
  Class B                                                         (3,641,506)                (3,562,517)
  Class C                                                         (2,542,152)                (2,178,264)
  Class I                                                        (29,581,609)               (17,450,633)
  Class R                                                         (1,686,963)                (1,346,979)
  Class R1                                                           (11,815)                      (171)
  Class R2                                                            (4,865)                      (183)
  Class R3                                                          (409,963)                   (52,427)
  Class R4                                                          (168,281)                      (204)
  Class R5                                                            (7,035)                      (217)
  Class 529A                                                         (27,760)                   (15,566)
  Class 529B                                                          (5,680)                    (4,759)
  Class 529C                                                         (12,001)                    (8,415)
From net realized gain on investments and foreign currency transactions
  Class A                                                          $(710,472)               $(1,168,161)
  Class B                                                            (69,937)                  (162,957)
  Class C                                                            (48,928)                   (99,137)
  Class I                                                           (464,183)                  (674,740)
  Class R                                                            (29,702)                   (54,454)
  Class R1                                                              (274)                        --
  Class R2                                                               (73)                        --
  Class R3                                                            (7,961)                    (1,419)
  Class R4                                                            (1,639)                        --
  Class R5                                                               (43)                        --
  Class 529A                                                            (496)                      (539)
  Class 529B                                                            (114)                      (237)
  Class 529C                                                            (250)                      (460)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(82,055,480)              $(56,822,904)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $478,570,744               $388,757,888
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $5,421
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $404,564,268               $383,589,761
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,332,421,941                948,832,180
At end of period (including accumulated distributions
in excess of net investment income of $1,902,099 and
$1,536,871, respectively)                                     $1,736,986,209             $1,332,421,941
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $10.33           $10.35           $10.62            $9.97            $9.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.41            $0.39            $0.40            $0.45            $0.50
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.33)            0.13            (0.07)            0.77             0.29
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.08            $0.52            $0.33            $1.22            $0.79
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.54)          $(0.52)          $(0.54)          $(0.56)          $(0.58)
  From net realized gain on investments and
  foreign currency transactions                    $(0.01)          $(0.02)          $(0.06)          $(0.01)          $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.55)          $(0.54)          $(0.60)          $(0.57)          $(0.62)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.86           $10.33           $10.35           $10.62            $9.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.70             5.10             3.11            12.58             8.19
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.09             1.07             1.08             1.16             1.37
Expenses after expense reductions (f)                0.70             0.70             0.70             0.70             0.70
Net investment income                                4.05             3.77             3.81             4.44             5.21
Portfolio turnover                                     77               99              170              141              166
Net assets at end of period (000 Omitted)        $922,617         $671,506         $531,705         $221,872          $55,592
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $10.34           $10.37           $10.64            $9.98            $9.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.33            $0.30            $0.31            $0.37            $0.43
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.33)            0.12            (0.07)            0.77             0.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $--            $0.42            $0.24            $1.14            $0.71
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.45)          $(0.43)          $(0.45)          $(0.47)          $(0.50)
  From net realized gain on investments and
  foreign currency transactions                    $(0.01)          $(0.02)          $(0.06)          $(0.01)          $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.46)          $(0.45)          $(0.51)          $(0.48)          $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.88           $10.34           $10.37           $10.64            $9.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (0.04)            4.11             2.24            11.72             7.27
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.74             1.72             1.73             1.81             2.02
Expenses after expense reductions (f)                1.55             1.55             1.55             1.55             1.55
Net investment income                                3.21             2.93             2.92             3.62             4.35
Portfolio turnover                                     77               99              170              141              166
Net assets at end of period (000 Omitted)         $77,518          $83,473          $90,726          $98,653          $40,800
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                YEARS ENDED 4/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                   $10.34          $10.37          $10.64           $9.98           $9.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.32           $0.30           $0.31           $0.37           $0.43
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   (0.32)           0.12           (0.07)           0.77            0.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $--           $0.42           $0.24           $1.14           $0.71
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.45)         $(0.43)         $(0.45)         $(0.47)         $(0.50)
  From net realized gain on investments and
  foreign currency transactions                        $(0.01)         $(0.02)         $(0.06)         $(0.01)         $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.46)         $(0.45)         $(0.51)         $(0.48)         $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.88          $10.34          $10.37          $10.64           $9.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              (0.04)           4.11            2.24           11.72            7.27
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.74            1.72            1.73            1.81            2.02
Expenses after expense reductions (f)                    1.55            1.55            1.55            1.55            1.55
Net investment income                                    3.20            2.93            2.93            3.62            4.34
Portfolio turnover                                         77              99             170             141             166
Net assets at end of period (000 Omitted)             $59,342         $53,915         $53,029         $41,768         $16,411
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                             YEARS ENDED 4/30
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $10.33           $10.35           $10.62            $9.96            $9.79
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.42            $0.40            $0.42            $0.45            $0.45
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.32)            0.13            (0.08)            0.80             0.35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.10            $0.53            $0.34            $1.25            $0.80
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.55)          $(0.53)          $(0.55)          $(0.58)          $(0.59)
  From net realized gain on investments and
  foreign currency transactions                    $(0.01)          $(0.02)          $(0.06)          $(0.01)          $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.56)          $(0.55)          $(0.61)          $(0.59)          $(0.63)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.87           $10.33           $10.35           $10.62            $9.96
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              0.96             5.26             3.27            12.86             8.36
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.74             0.72             0.73             0.81             1.02
Expenses after expense reductions (f)                0.55             0.55             0.55             0.55             0.55
Net investment income                                4.20             3.95             3.93             4.52             5.48
Portfolio turnover                                     77               99              170              141              166
Net assets at end of period (000 Omitted)        $614,643         $486,212         $249,314         $259,920           $3,900
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                    YEARS ENDED 4/30
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)
Net asset value, beginning of period                             $10.32            $10.35            $10.62            $10.44
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.38             $0.36             $0.37             $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.33)             0.11             (0.08)             0.22(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.05             $0.47             $0.29             $0.36
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.50)           $(0.48)           $(0.50)           $(0.18)
  From net realized gain on investments and foreign
  currency transactions                                          $(0.01)           $(0.02)           $(0.06)              $--
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.51)           $(0.50)           $(0.56)           $(0.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.86            $10.32            $10.35            $10.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.45              4.63              2.75              3.43(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.24              1.22              1.23              1.31(a)
Expenses after expense reductions (f)                              1.05              1.05              1.05              1.05(a)
Net investment income                                              3.70              3.43              3.46              3.88(a)
Portfolio turnover                                                   77                99               170               141
Net assets at end of period (000 Omitted)                       $34,836           $32,330           $23,477            $9,880
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1
                                                                                      YEARS ENDED 4/30
                                                                              -------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.35                $10.28
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.32                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.34)                 0.08
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $(0.02)                $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.44)               $(0.04)
  From net realized gain on investments and foreign currency transactions        $(0.01)                  $--
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.45)               $(0.04)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.88                $10.35
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           (0.28)                 1.02(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.94                  1.93(a)
Expenses after expense reductions (f)                                              1.67                  1.76(a)
Net investment income                                                              3.11                  2.93(a)
Portfolio turnover                                                                   77                    99
Net assets at end of period (000 Omitted)                                          $488                   $50
-------------------------------------------------------------------------------------------------------------

CLASS R2
                                                                                      YEARS ENDED 4/30
                                                                              -------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.35                $10.28
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.35                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.32)                 0.08
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.03                 $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.47)               $(0.04)
  From net realized gain on investments and foreign currency transactions        $(0.01)                  $--
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.48)               $(0.04)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.90                $10.35
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.25                  1.05(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.64                  1.63(a)
Expenses after expense reductions (f)                                              1.34                  1.46(a)
Net investment income                                                              3.46                  3.23(a)
Portfolio turnover                                                                   77                    99
Net assets at end of period (000 Omitted)                                          $251                   $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3
                                                                                       YEARS ENDED 4/30
                                                                       -----------------------------------------------
                                                                            2006               2005            2004(i)
Net asset value, beginning of period                                      $10.32             $10.35             $10.49
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.36              $0.32              $0.17
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         (0.34)              0.12              (0.02)(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.02              $0.44              $0.15
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.48)            $(0.45)            $(0.23)
  From net realized gain on investments and foreign currency
  transactions                                                            $(0.01)            $(0.02)            $(0.06)
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.49)            $(0.47)            $(0.29)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.85             $10.32             $10.35
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     0.16               4.34               1.44(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.49               1.48               1.47(a)
Expenses after expense reductions (f)                                       1.23               1.31               1.29(a)
Net investment income                                                       3.54               3.25               3.24(a)
Portfolio turnover                                                            77                 99                170
Net assets at end of period (000 Omitted)                                $14,923             $3,908                $40
----------------------------------------------------------------------------------------------------------------------

CLASS R4

                                                                                               YEARS ENDED 4/30
                                                                                       -------------------------------
                                                                                            2006               2005(i)
Net asset value, beginning of period                                                      $10.33                $10.26
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.37                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                                 (0.32)                 0.08
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.05                 $0.11
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.51)               $(0.04)
  From net realized gain on investments and foreign currency transactions                 $(0.01)                  $--
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(0.52)               $(0.04)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $9.86                $10.33
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                     0.45                  1.09(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      1.14                  1.12(a)
Expenses after expense reductions (f)                                                       0.95                  0.95(a)
Net investment income                                                                       3.82                  3.73(a)
Portfolio turnover                                                                            77                    99
Net assets at end of period (000 Omitted)                                                $10,835                   $51
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5
                                                                                      YEARS ENDED 4/30
                                                                              -------------------------------
                                                                                   2006               2005(i)
Net asset value, beginning of period                                             $10.33                $10.26
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.36                 $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                        (0.28)                 0.08
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.08                 $0.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.54)               $(0.04)
  From net realized gain on investments and foreign currency transactions        $(0.01)                  $--
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.55)               $(0.04)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $9.86                $10.33
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.76                  1.12(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             0.84                  0.82(a)
Expenses after expense reductions (f)                                              0.65                  0.65(a)
Net investment income                                                              4.02                  4.04(a)
Portfolio turnover                                                                   77                    99
Net assets at end of period (000 Omitted)                                          $358                   $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A
                                                                                      YEARS ENDED 4/30
                                                             ----------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $10.30             $10.33             $10.61            $9.98
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.37              $0.36              $0.36            $0.29
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.32)              0.11              (0.07)            0.75(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.05              $0.47              $0.29            $1.04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.50)            $(0.48)            $(0.51)          $(0.40)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          (0.01)             (0.02)             (0.06)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.51)            $(0.50)            $(0.57)          $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.84             $10.30             $10.33           $10.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        0.44               4.66               2.75            10.56(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.34               1.47               1.33             1.41(a)
Expenses after expense reductions (f)                             1.05               1.05               1.05             1.05(a)
Net investment income                                             3.71               3.44               3.44             3.99(a)
Portfolio turnover                                                  77                 99                170              141
Net assets at end of period (000 Omitted)                         $637               $498               $229             $157
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                                      YEARS ENDED 4/30
                                                             ----------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $10.35             $10.36             $10.64           $10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.30              $0.28              $0.29            $0.23
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.33)              0.13              (0.09)            0.76(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $(0.03)             $0.41              $0.20            $0.99
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.43)            $(0.40)            $(0.42)          $(0.34)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          (0.01)             (0.02)             (0.06)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.44)            $(0.42)            $(0.48)          $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.88             $10.35             $10.36           $10.64
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                       (0.39)              3.97               1.89            10.00(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.99               1.97               1.98             2.06(a)
Expenses after expense reductions (f)                             1.80               1.80               1.80             1.80(a)
Net investment income                                             2.96               2.68               2.69             3.24(a)
Portfolio turnover                                                  77                 99                170              141
Net assets at end of period (000 Omitted)                         $153               $130               $117              $41
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                       YEARS ENDED 4/30
                                                             ----------------------------------------------------------------
                                                                  2006               2005               2004          2003(i)
Net asset value, beginning of period                            $10.34             $10.36             $10.63           $10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.30              $0.28              $0.28            $0.22
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.33)              0.12              (0.07)            0.76(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $(0.03)             $0.40              $0.21            $0.98
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.43)            $(0.40)            $(0.42)          $(0.34)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          (0.01)             (0.02)             (0.06)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.44)            $(0.42)            $(0.48)          $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.87             $10.34             $10.36           $10.63
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                       (0.39)              3.91               1.98             9.89(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.99               1.97               1.98             2.06(a)
Expenses after expense reductions (f)                             1.80               1.80               1.80             1.80(a)
Net investment income                                             3.20               2.69               2.70             3.23(a)
Portfolio turnover                                                  77                 99                170              141
Net assets at end of period (000 Omitted)                         $283               $249               $195              $57
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), April 1, 2005 (Classes R1, R2, R4 and R5),
    October 31, 2003 (Class R3), July 31, 2002 (Classes 529A, 529B and 529C) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may enter into credit default swaps to limit or to reduce risk exposure of the fund to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The fund may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the fund is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                       APRIL 30, 2006    APRIL 30, 2005

     Ordinary income (including any
     short-term capital gains)            $80,722,565       $55,493,894
     Long-term capital gain                 1,332,915         1,329,010
     ------------------------------------------------------------------
     Total distributions                  $82,055,480       $56,822,904

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                         $1,778,313,832
          ----------------------------------------------------------
          Gross appreciation                              $1,998,970
          Gross depreciation                             (61,694,922)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(59,695,952)
          Undistributed ordinary income                   $5,481,148
          Capital loss carryforwards                     (10,425,624)
          Post-October capital loss deferral             (15,495,132)
          Other temporary differences                     (7,499,134)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              April 30, 2014                       $(10,425,624)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its management fee to 0.35% of average net assets, amounting to $2,306,419, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This contractual fee arrangement will continue until September 1, 2006. For the year ended
April 30, 2006, this reduction amounted to $575,515 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $154,633 and $614 for the year ended
April 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL      ANNUAL   DISTRIBUTION
            DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                FEE RATE     FEE RATE        PLAN(1)     RATE(2)            FEE

Class A            0.10%        0.25%          0.35%       0.15%     $2,819,591
Class B            0.75%        0.25%          1.00%       1.00%        822,295
Class C            0.75%        0.25%          1.00%       1.00%        574,122
Class W            0.10%           --          0.10%         N/A             --
Class R            0.25%        0.25%          0.50%       0.50%        170,996
Class R1           0.50%        0.25%          0.75%       0.75%          2,031
Class R2           0.25%        0.25%          0.50%       0.50%            518
Class R3           0.25%        0.25%          0.50%       0.50%         42,704
Class R4              --        0.25%          0.25%       0.25%          8,204
Class 529A         0.25%        0.25%          0.50%       0.25%          1,967
Class 529B         0.75%        0.25%          1.00%       1.00%          1,359
Class 529C         0.75%        0.25%          1.00%       1.00%          2,869
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $4,446,656

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2006 based on each class' average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a contractual waiver arrangement until 9/1/06. For the year ended April 30, 2006, this waiver amounted to $805,597 and $562 for Class A and Class 529A, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement until 9/1/06. For the year ended April 30, 2006, this waiver amounted to $805,597 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $2,240
              Class B                                   $199,227
              Class C                                     $8,237
              Class 529B                                      $0
              Class 529C                                      $0

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,405
              Class 529B                                     340
              Class 529C                                     717
              --------------------------------------------------
              Total Program Manager Fees                  $2,462

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $1,590,204, which equated to 0.1035% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $608,297.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0120% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                               ANNUAL
                                            EFFECTIVE             TOTAL
                              FEE RATE        RATE(1)            AMOUNT

      Class R1                   0.45%          0.37%            $1,219
      Class R2                   0.40%          0.29%               414
      Class R3                   0.25%          0.18%            21,352
      Class R4                   0.15%          0.15%             4,922
      Class R5                   0.10%          0.10%               131
      -----------------------------------------------------------------
      Total Retirement Plan Administration and Services Fees    $28,038

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended April 30, 2006, this waiver amounted to $6,708 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $9,417. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $9,361, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                   PURCHASES              SALES

U.S. government securities                      $921,905,758       $787,615,698
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $681,915,437       $361,153,455
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               YEAR ENDED                         YEAR ENDED
                                             APRIL 30, 2006                    APRIL 30, 2005(i)
                                        SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                              47,392,972       $481,373,703      37,249,582       $386,882,143
  Class B                               1,931,470         19,729,045       1,537,880         16,011,271
  Class C                               2,190,090         22,306,294       1,570,859         16,346,887
  Class I                              15,663,050        158,827,306      22,607,631        234,825,912
  Class W (w)                              10,142            100,000              --                 --
  Class R                               1,205,801         12,250,108       2,179,755         22,621,352
  Class R1                                 49,012            498,509           4,864             49,999
  Class R2                                 31,883            321,419           4,864             49,999
  Class R3                              1,796,015         18,192,040         445,504          4,640,068
  Class R4                              1,550,288         15,575,489           4,873             49,999
  Class R5                                 31,189            316,100           4,873             49,999
  Class 529A                               19,768            200,915          29,267            304,589
  Class 529B                                4,167             42,352           1,531             15,799
  Class 529C                                9,913            101,639           6,318             66,133
-------------------------------------------------------------------------------------------------------
                                       71,885,760       $729,834,919      65,647,801       $681,914,150

Shares issued to shareholders
in reinvestment of distributions
  Class A                               3,245,189        $32,911,939       2,203,312        $22,882,022
  Class B                                 289,686          2,947,457         305,887          3,181,069
  Class C                                 173,482          1,763,984         153,958          1,601,117
  Class I                               2,691,086         27,306,760       1,787,458         18,561,637
  Class R                                 124,504          1,263,594         106,978          1,109,776
  Class R1                                  1,202             12,088              16                171
  Class R2                                    473              4,784              18                183
  Class R3                                 41,090            414,325           5,195             53,792
  Class R4                                 16,839            168,371              20                204
  Class R5                                    272              2,763              21                217
  Class 529A                                2,787             28,197           1,643             17,012
  Class 529B                                  568              5,772             515              5,358
  Class 529C                                1,196             12,153             912              9,480
-------------------------------------------------------------------------------------------------------
                                        6,588,374        $66,842,187       4,565,933        $47,422,038

Shares reacquired
  Class A                             (22,123,912)     $(223,968,492)    (25,794,769)     $(267,237,045)
  Class B                              (2,445,564)       (24,890,354)     (2,524,183)       (26,219,623)
  Class C                              (1,569,745)       (15,958,033)     (1,627,136)       (16,914,755)
  Class I                              (3,127,558)       (31,702,434)     (1,402,638)       (14,552,848)
  Class R                                (929,242)        (9,424,222)     (1,423,784)       (14,786,371)
  Class R1                                 (5,710)           (57,223)             --                 --
  Class R2                               (11,858)          (119,644)             --                 --
  Class R3                               (701,528)        (7,094,509)        (75,895)          (790,460)
  Class R4                               (472,910)        (4,743,926)             --                 --
  Class 529A                               (6,162)           (62,645)         (4,788)           (49,685)
  Class 529B                               (1,808)           (18,701)           (716)            (7,334)
  Class 529C                               (6,505)           (66,179)         (1,951)           (20,179)
-------------------------------------------------------------------------------------------------------
                                      (31,402,502)     $(318,106,362)    (32,855,860)     $(340,578,300)

Net change
  Class A                              28,514,249       $290,317,150      13,658,125       $142,527,120
  Class B                                (224,408)        (2,213,852)       (680,416)        (7,027,283)
  Class C                                 793,827          8,112,245          97,681          1,033,249
  Class I                              15,226,578        154,431,632      22,992,451        238,834,701
  Class W (w)                              10,142            100,000              --                 --
  Class R                                 401,063          4,089,480         862,949          8,944,757
  Class R1                                 44,504            453,374           4,880             50,170
  Class R2                                 20,498            206,559           4,882             50,182
  Class R3                              1,135,577         11,511,856         374,804          3,903,400
  Class R4                              1,094,217         10,999,934           4,893             50,203
  Class R5                                 31,461            318,863           4,894             50,216
  Class 529A                               16,393            166,467          26,122            271,916
  Class 529B                                2,927             29,423           1,330             13,823
  Class 529C                                4,604             47,613           5,279             55,434
-------------------------------------------------------------------------------------------------------
                                       47,071,632       $478,570,744      37,357,874       $388,757,888

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(w) The new Class W shares, which were established on April 28, 2006 and were available for sale to the public on May 1, 2006, had no operating activity.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2%, 11% and 13%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $10,098, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Research Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund (one of the series comprising MFS Series Trust IX (the "Trust")) as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Bond Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIAN
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                     INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                          ACCOUNTING FIRM
MFS Fund Distributors, Inc.                          Deloitte & Touche LLP
500 Boylston Street, Boston, MA                      200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Michael W. Roberge

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,332,915 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RBF-ANN-06/06 69M

MFS(R) MUTUAL FUNDS                                                     4/30/06
ANNUAL REPORT

                                                    MFS(R) RESEARCH BOND FUND J

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) RESEARCH BOND FUND J                                             4/30/06


ANNUAL REPORT
-----------------------------------------------------------

LETTER FROM THE CEO                                       1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                     2
-----------------------------------------------------------
MANAGEMENT REVIEW                                         3
-----------------------------------------------------------
PERFORMANCE SUMMARY                                       4
-----------------------------------------------------------
EXPENSE TABLE                                             6
-----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                  7
-----------------------------------------------------------
FINANCIAL STATEMENTS                                     15
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                            19
-----------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                   24
-----------------------------------------------------------
TRUSTEES AND OFFICERS                                    25
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT            28
-----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                    28
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                           28
-----------------------------------------------------------
FEDERAL TAX INFORMATION                                  28
-----------------------------------------------------------
CONTACT INFORMATION                              BACK COVER
-----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                             97.4%
              Cash & Other Net Assets                            2.6%

              FIXED INCOME MARKET SECTORS (i)

              High Grade Corporates                             29.5%
              -------------------------------------------------------
              U.S. Treasury Securities                          28.2%
              -------------------------------------------------------
              Mortgage-Backed Securities                        13.3%
              -------------------------------------------------------
              Commercial Mortgage-Backed Securities              8.5%
              -------------------------------------------------------
              High Yield Corporates                              7.2%
              -------------------------------------------------------
              Asset-Backed Securities                            4.8%
              -------------------------------------------------------
              U.S. Government Agencies                           3.7%
              -------------------------------------------------------
              Emerging Market Bonds                              1.7%
              -------------------------------------------------------
              Residential Mortgage-Backed Securities             0.5%
              -------------------------------------------------------
              Cash & Other Net Assets                            2.6%
              -------------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                               57.7%
              -------------------------------------------------------
              AA                                                 5.2%
              -------------------------------------------------------
              A                                                  8.0%
              -------------------------------------------------------
              BBB                                               20.2%
              -------------------------------------------------------
              BB                                                 6.1%
              -------------------------------------------------------
              B                                                  2.7%
              -------------------------------------------------------
              CCC                                                0.1%
              -------------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                                4.7
              -------------------------------------------------------
              Average Life (m)                               7.6 yrs.
              -------------------------------------------------------
              Average Maturity (m)                          13.4 yrs.
              -------------------------------------------------------
              Average Credit Quality of Rated Securities (a)      AA-
              -------------------------------------------------------
              Average Short Term Credit Quality                   A-1
              -------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2006, Class B shares of the MFS Research Bond Fund J provided a total return of -0.17%, at net asset value. This compares with a return of 0.71% for the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index (the Lehman Index).

DETRACTORS FROM PERFORMANCE

During the period, the fund's higher exposure to some longer-maturity investment-grade corporate issues relative to the Lehman Index detracted as spreads between these corporate bonds and U.S. Treasury securities, in the longer end of the yield curve(y), widened. Agency-related debt holdings also slightly detracted over the period.

CONTRIBUTORS TO PERFORMANCE

The fund's non-investment grade holdings, including "BB"- and "B"- rated(s) securities, contributed to relative performance as spreads over U.S. Treasury securities narrowed in these quality sectors. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB"). The fund also benefited from a yield advantage over the benchmark and generated a higher level of income. Our shorter duration(d) stance contributed to relative performance as the fund was less sensitive than the benchmark to the rise in interest rates over the period. The fund's holdings in some short-term U.S. Treasury securities boosted relative results. The fund's positioning in higher-yielding asset-backed securities also helped as the group outperformed the overall benchmark.

Respectfully,

Michael W. Roberge
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following chart illustrates the historical performance of the fund's B share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. PLEASE CALL 0120-23-3028 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS Research           Lehman Brothers
                          Bond Fund J --          U.S. Aggregate
                              Class B               Bond Index

          10/02               $10,000                 $10,000
           4/03                10,808                  10,432
           4/04                11,034                  10,621
           4/05                11,532                  11,180
           4/06                11,225                  11,260

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                      1-yr     Life (t)
------------------------------------------------------------------------------
        B               10/17/2002                          -0.17%       4.06%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (f)                                                    0.71%       3.69%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        B                                                   -3.99%       3.32%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC -- Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, October 17, 2002, through the stated period end.

INDEX DEFINITION

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Prior to December 22, 2003, the Research Bond Fund J ("the fund") was a "fund of funds" and invested all of its assets in Class I shares of the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Foreign investments can be more volatile than U.S. investments. Because the portfolio is considered non-diversified, MFS may invest a significant percentage of the portfolio's assets in a single issuer or a small number of issuers. When you sell your shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period (p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05         4/30/06        4/30/06
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,000.40        $7.69
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.11        $7.75
--------------------------------------------------------------------------------
(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.4%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR         VALUE ($)
------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                      $  650,000      $    651,625
CBS Corp., 6.625%, 2011                                                            350,000           361,124
News America Holdings, 8.5%, 2025                                                   30,000            34,391
News America, Inc., 6.2%, 2034                                                     489,000           452,174
                                                                                                ------------
                                                                                                $  1,499,314
------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                        $  331,257      $    321,320
------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                                              $  642,000      $    627,506
------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 13.7%
------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (a)                                           $  806,000      $    797,893
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                              257,682           256,551
Amresco Commercial Mortgage Funding I, 7%, 2029                                    142,000           143,288
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                              138,945           120,193
Asset Securitization Corp., 7.525%, 2029                                           245,761           266,292
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                       492,321           462,905
Banc of America Commercial Mortgage, Inc., FRN, 5.1818%, 2047                      657,557           633,048
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                 7,243,343           598,630
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)                             3,102,395           235,919
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (a)(i)                          4,084,176           350,259
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                             331,000           329,035
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                             307,000           305,273
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041               401,050           384,605
Capital One Auto Finance Trust, 3.18%, 2010                                        607,000           596,808
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2256%, 2044              580,000           568,776
CPS Auto Receivables Trust, 3.5%, 2009 (a)                                          16,689            16,543
CPS Auto Receivables Trust, 3.52%, 2009 (a)                                         45,977            45,628
CPS Auto Receivables Trust, 2.89%, 2009 (a)                                         79,634            78,253
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                     407,489           403,478
Crest G-Star CDO, 6.95%, 2032 (a)                                                  974,000           995,955
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                 335,401           338,021
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            250,879           254,564
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                              415,000           450,218
Drive Auto Receivables Trust, 2.5%, 2009 (a)                                       499,811           489,741
E*TRADE RV & Marine Trust, 3.62%, 2018                                             141,000           133,730
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                        225,274           231,321
Falcon Franchise Loan LLC, FRN, 3.055%, 2023 (a)(i)                                157,406            17,724
Falcon Franchise Loan LLC, FRN, 3.926%, 2025 (a)(i)                              2,295,633           377,173
First Union National Bank Commercial Mortgage Trust, FRN, 0.95%, 2043 (a)(i)     5,888,436           221,594
First Union-Lehman Brothers Bank of America, FRN, 0.4943%, 2035 (i)              6,287,473           113,854
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029             202,000           223,463
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                      400,000           390,375
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                      474,453           457,248
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                      400,000           380,746
Household Automotive Trust, 3.44%, 2009                                            187,800           186,237
IKON Receivables Funding LLC, 3.27%, 2011                                          468,802           463,949
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2122%, 2041         400,000           389,119
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (a)      540,000           510,713
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042          649,533           612,918
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3644%, 2043         826,928           803,728
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046          881,125           839,661
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4888%, 2035 (i)        7,141,527           121,156
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                               632,000           618,067
Morgan Stanley Capital I, Inc., 6.86%, 2010                                        293,000           295,452
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                                     500,000           512,635
Morgan Stanley Capital I, Inc., FRN, 7.338%, 2030                                  160,000           165,292
Morgan Stanley Capital I, Inc., FRN, 0.8747%, 2031 (i)(a)                        4,959,581           112,719
Mortgage Capital Funding, Inc., FRN, 0.7719%, 2031 (i)                           3,791,368            47,467
Multi-Family Capital Access One, Inc., 6.65%, 2024                                 320,651           326,957
Nationslink Funding Corp., FRN, 0.4892%, 2030 (i)                                1,983,005            32,265
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                            1,000,000           977,733
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                          242,364           238,386
Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)                             450,000           455,400
Preferred Term Securities XIX Ltd. FRN, 5.26%, 2035 (a)                          1,425,000         1,425,000
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                      185,000           178,879
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024                    845,000           835,389
SLM Student Loan Trust, 2.99%, 2022 (a)                                            282,000           277,324
Structured Asset Securities Corp., FRN, 5.1994%, 2035 (a)                        1,190,987         1,191,363
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                         161,732           163,847
Triad Auto Receivables Trust, 3.24%, 2009                                          158,119           156,666
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                              570,000           538,756
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                         700,000           658,571
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                         879,362           839,610
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                         565,886           540,664
Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044                         677,000           651,772
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3163%, 2044                        670,000           649,520
                                                                                                ------------
                                                                                                $ 27,486,319
------------------------------------------------------------------------------------------------------------
Automotive - 1.4%
------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                               $  512,000      $    463,437
Ford Motor Credit Co., 7.375%, 2009                                                220,000           203,275
Ford Motor Credit Co., 5.7%, 2010                                                  136,000           119,558
General Motors Acceptance Corp., 6.125%, 2008                                      456,000           439,169
General Motors Acceptance Corp., 6.75%, 2014                                       450,000           410,141
Johnson Controls, Inc., 5.5%, 2016                                                 900,000           861,448
Lear Corp., 5.75%, 2014                                                            485,000           407,400
                                                                                                ------------
                                                                                                $  2,904,428
------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.9%
------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                     $  489,000      $    615,957
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                    713,000           709,435
Bank of America Corp., 7.4%, 2011                                                1,227,000         1,319,296
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                                  205,000           210,675
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                       619,000           571,968
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                   755,000           706,155
Citigroup, Inc., 5.625%, 2012                                                      465,000           464,347
Citigroup, Inc., 5%, 2014                                                        1,148,000         1,087,280
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                 303,000           297,104
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                               413,000           402,211
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                         338,000           363,394
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                           554,000           547,717
J.P. Morgan Chase & Co., 5.125%, 2014                                              544,000           517,467
J.P. Morgan Chase & Co., 5.15%, 2015                                               400,000           378,431
Kazkommerts International B.V., 8.5%, 2013                                         428,000           448,865
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                  480,000           465,090
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                      592,000           585,441
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                           987,000           967,128
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                               195,000           205,931
Popular North America, Inc., 4.25%, 2008                                           356,000           347,064
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                  306,000           299,009
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                   465,000           444,102
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                             323,000           331,589
UFJ Finance Aruba AEC, 6.75%, 2013                                                 720,000           756,197
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                258,000           290,889
Wachovia Bank National Assn., 5.6%, 2016                                           700,000           683,942
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                              475,000           465,679
Wachovia Corp., 6.605%, 2025                                                       887,000           904,996
Wells Fargo Bank NA, 6.45%, 2011                                                   524,000           543,346
                                                                                                ------------
                                                                                                $ 15,930,705
------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                      $  553,000      $    538,087
Rogers Cable, Inc., 5.5%, 2014                                                     464,000           427,460
TCI Communications Financing III, 9.65%, 2027                                        5,000             5,361
TCI Communications, Inc., 9.8%, 2012                                               181,000           212,048
Time Warner Entertainment Co. LP, 8.375%, 2033                                     797,000           911,617
                                                                                                ------------
                                                                                                $  2,094,573
------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                           $  523,000      $    522,382
Lehman Brothers Holdings, Inc., 8.25%, 2007                                        404,000           416,703
Lehman Brothers Holdings, Inc., 5.5%, 2016                                         186,000           179,683
Merrill Lynch & Co., Inc., 5.45%, 2014                                             450,000           439,222
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                       424,000           443,203
Morgan Stanley Group, Inc., 5.3%, 2013                                             188,000           183,306
Morgan Stanley Group, Inc., 4.75%, 2014                                            282,000           260,797
                                                                                                ------------
                                                                                                $  2,445,296
------------------------------------------------------------------------------------------------------------
Building - 0.1%
------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                      $    3,000      $      3,078
American Standard Cos., Inc., 7.625%, 2010                                         100,000           105,158
                                                                                                ------------
                                                                                                $    108,236
------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                 $1,080,000      $  1,052,784
Xerox Corp., 6.4%, 2016                                                            545,000           530,694
                                                                                                ------------
                                                                                                $  1,583,478
------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                          $  405,000      $    407,025
Nalco Co., 8.875%, 2013                                                            235,000           242,638
                                                                                                ------------
                                                                                                $    649,663
------------------------------------------------------------------------------------------------------------
Construction - 0.3%
------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                            $  710,000      $    679,825
------------------------------------------------------------------------------------------------------------
Containers - 0.3%
------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                               $  665,000      $    683,288
------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                     $  702,000      $    674,593
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                                         622,000           636,556
                                                                                                ------------
                                                                                                $  1,311,149
------------------------------------------------------------------------------------------------------------
Energy  - Independent - 1.1%
------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                      $   10,000      $     11,377
Chesapeake Energy Corp., 6.875%, 2016                                              820,000           807,700
Ocean Energy, Inc., 4.375%, 2007                                                   202,000           199,214
Ocean Energy, Inc., 7.25%, 2011                                                    462,000           494,644
XTO Energy, Inc., 5.65%, 2016                                                      740,000           720,812
                                                                                                ------------
                                                                                                $  2,233,747
------------------------------------------------------------------------------------------------------------
Energy  - Integrated - 0.3%
------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                  $  598,000      $    649,834
------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%
------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                  $  101,000      $    112,003
Walt Disney Co., 6.375%, 2012                                                      528,000           546,022
                                                                                                ------------
                                                                                                $    658,025
------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.9%
------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                    $  651,000      $    619,074
HSBC Finance Corp., 5.5%, 2016                                                   1,340,000         1,294,303
                                                                                                ------------
                                                                                                $  1,913,377
------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                         $  854,000      $    812,996
Kraft Foods, Inc., 6.25%, 2012                                                     501,000           513,853
                                                                                                ------------
                                                                                                $  1,326,849
------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                                $  510,000      $    505,732
------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                      $  656,000      $    622,661
MGM Mirage, Inc., 5.875%, 2014                                                     795,000           738,356
                                                                                                ------------
                                                                                                $  1,361,017
------------------------------------------------------------------------------------------------------------
Insurance - 1.3%
------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                 $  888,000      $    812,962
American International Group, Inc., 5.05%, 2015 (a)                                510,000           480,175
ING Groep N.V., 5.775% to 2015, FRN to 2049                                        808,000           773,871
UnumProvident Corp., 7.625%, 2011                                                  489,000           512,819
UnumProvident Corp., 6.85%, 2015 (a)                                               128,000           127,386
                                                                                                ------------
                                                                                                $  2,707,213
------------------------------------------------------------------------------------------------------------
Insurance  - Property & Casualty - 0.3%
------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                          $  585,000      $    570,756
------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                             $  665,000      $    706,563
------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                                       $  530,000      $    514,512
HCA, Inc., 8.75%, 2010                                                             660,000           714,832
                                                                                                ------------
                                                                                                $  1,229,344
------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.2%
------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                         $  349,989      $    337,038
Fannie Mae, 5.12%, 2012                                                            289,606           283,115
Fannie Mae, 4.79%, 2012                                                             83,000            79,899
Fannie Mae, 3.81%, 2013                                                             86,835            78,731
Fannie Mae, 5.78%, 2013                                                            168,305           171,244
Fannie Mae, 4.667%, 2014                                                           668,622           632,125
Fannie Mae, 4.518%, 2014                                                           320,647           300,362
Fannie Mae, 4.77%, 2014                                                            246,515           233,665
Fannie Mae, 4.62%, 2014                                                            184,523           173,129
Fannie Mae, 4.86%, 2014                                                            184,662           175,626
Fannie Mae, 4.69%, 2015                                                            132,845           124,902
Fannie Mae, 4.85%, 2015                                                            177,467           168,569
Fannie Mae, 4.56%, 2015                                                            236,527           220,357
Fannie Mae, 4.665%, 2015                                                           158,901           149,069
Fannie Mae, 4.7%, 2015                                                             183,320           172,361
Fannie Mae, 4.89%, 2015                                                            182,857           173,931
Fannie Mae, 4.74%, 2015                                                            200,000           188,355
Fannie Mae, 4.87%, 2015                                                            180,079           171,063
Fannie Mae, 4.925%, 2015                                                           505,585           482,913
Fannie Mae, 4.785%, 2015                                                           252,217           238,131
Fannie Mae, 4.815%, 2015                                                           271,000           256,175
Fannie Mae, 4.53%, 2015                                                            150,604           139,616
Fannie Mae, 4.6%, 2015                                                             200,134           186,440
Fannie Mae, 4.94%, 2015                                                            336,000           322,118
Fannie Mae, 4.82%, 2015                                                            233,183           220,391
Fannie Mae, 5%, 2016 - 2020                                                        295,575           288,087
Fannie Mae, 4.996%, 2017                                                           827,897           796,396
Fannie Mae, 5.5%, 2018 - 2035                                                   12,804,020        12,508,717
Fannie Mae, 4.88%, 2020                                                            190,251           185,902
Fannie Mae, 6.5%, 2033                                                             233,411           237,791
Fannie Mae, 6%, 2034                                                               189,274           188,746
Freddie Mac, 5%, 2018 - 2020                                                       826,806           805,360
Freddie Mac, 5.5%, 2019 - 2035                                                   3,079,846         3,002,894
Freddie Mac, 6%, 2034 - 2035                                                     1,878,269         1,875,459
Ginnie Mae, 6%, 2036                                                             1,048,934         1,049,902
                                                                                                ------------
                                                                                                $ 26,618,579
------------------------------------------------------------------------------------------------------------
Natural Gas  - Distribution - 0.3%
------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                              $  560,000      $    554,400
------------------------------------------------------------------------------------------------------------
Natural Gas  - Pipeline - 1.4%
------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                $1,357,000      $  1,497,584
Kinder Morgan Energy Partners LP, 7.75%, 2032                                      391,000           433,836
Kinder Morgan Finance Corp., 6.4%, 2036                                            533,000           510,139
Magellan Midstream Partners LP, 5.65%, 2016                                        333,000           321,035
                                                                                                ------------
                                                                                                $  2,762,594
------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.9%
------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                          $1,132,000      $  1,065,733
Citizens Communications Co., 9%, 2031                                              558,000           598,455
Deutsche Telekom International Finance B.V., 8.25%, 2030                           431,000           511,771
Telecom Italia Capital, 5.25%, 2015                                                760,000           702,469
Telecom Italia Capital, 6%, 2034                                                   600,000           535,465
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                               104,000           104,034
Telefonica Europe B.V., 7.75%, 2010                                              1,258,000         1,350,708
Verizon New York, Inc., 7.375%, 2032                                               888,000           888,934
                                                                                                ------------
                                                                                                $  5,757,569
------------------------------------------------------------------------------------------------------------
Oils - 0.5%
------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                        $1,000,000      $  1,050,765
------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                    $  797,000      $    761,184
Wyeth, 5.5%, 2013                                                                  663,000           652,314
                                                                                                ------------
                                                                                                $  1,413,498
------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                $  655,000      $    721,319
------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                  $  326,000      $    350,450
TFM S.A. de C.V., 12.5%, 2012                                                      380,000           420,850
Union Pacific Corp., 7.25%, 2008                                                   175,000           182,951
Union Pacific Corp., 6.125%, 2012                                                  343,000           349,044
                                                                                                ------------
                                                                                                $  1,303,295
------------------------------------------------------------------------------------------------------------
Real Estate - 2.7%
------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                               $  488,000      $    452,639
EOP Operating LP, 6.8%, 2009                                                       862,000           888,484
EOP Operating LP, 4.75%, 2014                                                      578,000           530,250
HRPT Properties Trust, 6.25%, 2016                                                 974,000           967,263
Kimco Realty Corp., 6%, 2012                                                       150,000           151,739
ProLogis, 5.75%, 2016                                                            1,050,000         1,022,399
Simon Property Group LP, 6.375%, 2007                                              345,000           349,599
Simon Property Group LP, 4.6%, 2010                                                517,000           498,109
Simon Property Group LP, 5.75%, 2015 (a)                                           331,000           324,228
Vornado Realty Trust, 5.625%, 2007                                                 200,000           200,007
                                                                                                ------------
                                                                                                $  5,384,717
------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                 $  267,000      $    299,928
YUM! Brands, Inc., 6.25%, 2016                                                     420,000           419,978
                                                                                                ------------
                                                                                                $    719,906
------------------------------------------------------------------------------------------------------------
Retailers - 0.6%
------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                              $  262,000      $    280,340
Home Depot, Inc., 5.4%, 2016                                                       933,000           908,721
                                                                                                ------------
                                                                                                $  1,189,061
------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                      $  309,000      $    299,256
Safeway, Inc., 6.5%, 2011                                                          227,000           232,863
                                                                                                ------------
                                                                                                $    532,119
------------------------------------------------------------------------------------------------------------
Telecommunications  - Wireless - 0.5%
------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                        $1,055,000      $  1,037,460
------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                    $  519,000      $    550,395
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                  848,000           864,960
                                                                                                ------------
                                                                                                $  1,415,355
------------------------------------------------------------------------------------------------------------
Transportation  - Services - 0.0%
------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                        $   83,000      $     98,948
------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.7%
------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                            $  895,000      $    909,836
Fannie Mae, 6.125%, 2012                                                         1,208,000         1,257,169
Small Business Administration, 6.35%, 2021                                          12,891            13,300
Small Business Administration, 6.34%, 2021                                          19,541            20,158
Small Business Administration, 6.44%, 2021                                          18,856            19,508
Small Business Administration, 5.34%, 2021                                         103,344           102,869
Small Business Administration, 6.07%, 2022                                          69,627            71,148
Small Business Administration, 4.35%, 2023                                         450,465           417,501
Small Business Administration, 4.98%, 2023                                         624,181           602,281
Small Business Administration, 4.89%, 2023                                         621,056           595,464
Small Business Administration, 4.93%, 2024                                         571,018           548,499
Small Business Administration, 4.34%, 2024                                         545,290           502,342
Small Business Administration, 5.52%, 2024                                         552,531           549,457
Small Business Administration, 5.19%, 2024                                         555,218           540,955
Small Business Administration, 4.86%, 2024                                         283,133           269,497
Small Business Administration, 4.76%, 2025                                         692,190           651,015
Small Business Administration, 5.35%, 2026                                         434,000           424,411
                                                                                                ------------
                                                                                                $  7,495,410
------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 27.7%
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                               $    5,000      $      6,360
U.S. Treasury Bonds, 6.25%, 2030                                                   375,000           423,809
U.S. Treasury Bonds, 5.375%, 2031                                                7,057,000         7,162,855
U.S. Treasury Notes, 2%, 2006                                                      241,000           240,736
U.S. Treasury Notes, 7%, 2006                                                   14,961,000        15,022,370
U.S. Treasury Notes, 6.5%, 2006                                                    395,000           397,669
U.S. Treasury Notes, 3.5%, 2006                                                    293,000           290,711
U.S. Treasury Notes, 6.125%, 2007                                                6,470,000         6,566,545
U.S. Treasury Notes, 5.5%, 2008                                                    619,000           625,819
U.S. Treasury Notes, 5.625%, 2008                                               14,801,000        15,012,033
U.S. Treasury Notes, 6.5%, 2010                                                  3,677,000         3,877,510
U.S. Treasury Notes, 4%, 2010                                                    5,218,000         5,049,636
U.S. Treasury Notes, TIPS, 2%, 2014                                              1,070,849         1,044,956
                                                                                                ------------
                                                                                                $ 55,721,009
------------------------------------------------------------------------------------------------------------
Utilities  - Electric Power - 5.0%
------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                                           $  880,000      $    801,604
Duke Capital Corp., 8%, 2019                                                       875,000         1,006,444
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                 675,000           738,029
Enersis S.A., 7.375%, 2014                                                         588,000           607,248
Exelon Generation Co. LLC, 6.95%, 2011                                           1,461,000         1,536,848
FirstEnergy Corp., 6.45%, 2011                                                   1,689,000         1,741,736
MidAmerican Energy Holdings Co., 5.875%, 2012                                      150,000           150,197
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                  500,000           476,956
NRG Energy, Inc., 7.25%, 2014                                                      555,000           557,775
Progress Energy, Inc., 5.625%, 2016                                              1,064,000         1,028,126
TXU Energy Co., 7%, 2013                                                           980,000         1,014,961
Virginia Electric & Power Co., 4.1%, 2008                                          346,000           333,635
                                                                                                ------------
                                                                                                $  9,993,559
------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $201,964,998)                                                   $195,957,120
------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.5%
------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized Cost (y)             $3,069,000      $  3,069,000
------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $205,033,998) (k)                                         $199,026,120
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                              2,279,876
------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                           $201,305,996
------------------------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,342,325, representing 9.6% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $190,921,690 and 95.93% of market value provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

CREDIT DEFAULT SWAPS
                                                                                                                 UNREALIZED
              NOTIONAL PRINCIPAL                                                                               APPRECIATION
EXPIRATION    AMOUNT OF CONTRACT                              DESCRIPTION                                    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
3/20/11               $  523,000  Agreement between the fund and Merrill Lynch International to exchange the credit risk of AutoZone, Inc. As a buyer of protection, the fund agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.68% of the notional amount of $523,000 until maturity on
                                  March 20, 2011. If AutoZone, Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the fund would then purchase $523,000 par of AutoZone bonds at the post credit event market price, and then deliver those bonds to Merrill
                                  Lynch, who in turn would deliver $523,000 in cash to the fund.                  $   (744)
3/20/11               $1,125,000  Agreement between the fund and Merrill Lynch Capital Services to exchange the credit risk of Kohl's Corp. As a buyer of protection, the fund agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $1,125,000 until maturity on
                                  March 20, 2011. If Kohl's Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the fund would then purchase $1,125,000 par of Kohl's bonds at the post credit event market price, and then deliver those bonds to Merrill
                                  Lynch, who in turn would deliver $1,125,000 in cash to the fund.                 $(8,779)
3/20/11               $1,098,000  Agreement between the fund and Merrill Lynch Capital Services to exchange the credit risk of MDC Holdings, Inc. As a buyer of protection, the fund agrees to pay Merrill Lynch quarterly at a fixed annual rate of 1.05% of the notional amount of $1,098,000 until maturity on March 20, 2011. If MDC Holdings, Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the fund would then purchase $1,098,000 par of MDC
                                  Holdings bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver
                                  $1,098,000 in cash to the fund.                                                  $(7,296)
3/20/11               $  523,000  Agreement between the fund and Merrill Lynch International to exchange the credit risk of The New York Times Co. As a buyer of protection, the fund agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.43% of the notional amount of $523,000 until maturity on March 20, 2011. If The New York Times Co. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the fund would then purchase $523,000 par of The New
                                  York Times bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver
                                  $523,000 in cash to the fund.                                                    $(1,674)
                                                                                                                  --------
                                                                                                                  $(18,493)
                                                                                                                  --------

At April 30, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts. The following abbreviations are used in the Portfolio of Investments and are defined:
CDO   Collateralized Debt Obligation
FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS  Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $205,033,998)                         $199,026,120
Cash                                                                               187,450
Receivable for investments sold                                                    708,034
Receivable for fund shares sold                                                  1,143,253
Interest receivable                                                              2,577,342
------------------------------------------------------------------------------------------------------------
Total assets                                                                                    $203,642,199
------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Distributions payable                                                             $732,418
Payable for investments purchased                                                  843,570
Payable for fund shares reacquired                                                 638,652
Unrealized depreciation on credit default swaps                                     18,493
Payable to affiliates
  Management fee                                                                     8,325
  Shareholder servicing costs                                                        1,595
  Distribution and service fees                                                     16,529
  Administrative services fee                                                          236
  Payable for independent trustees' compensation                                     1,303
Accrued expenses and other liabilities                                              75,082
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 $2,336,203
------------------------------------------------------------------------------------------------------------
Net assets                                                                                      $201,305,996
------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                               $214,670,532
Unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies                                    (6,026,371)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                           (7,321,171)
Accumulated distributions in excess of net investment income                       (16,994)
------------------------------------------------------------------------------------------------------------
Net assets                                                                                      $201,305,996
------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                         21,015,240
------------------------------------------------------------------------------------------------------------
Class B net asset value and offering price per share                                                   $9.58
------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/06
NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest income                                                                                 $9,952,459
----------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                $1,050,085
  Distribution and service fees                                                  2,100,168
  Shareholder servicing costs                                                      216,671
  Administrative services fee                                                       31,874
  Independent trustees' compensation                                                 9,286
  Custodian fee                                                                    103,262
  Shareholder communications                                                        34,213
  Auditing fees                                                                     45,345
  Legal fees                                                                        27,452
  Miscellaneous                                                                      8,570
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $3,626,926
----------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                             (23,638)
  Reduction of expenses by investment adviser                                     (316,297)
----------------------------------------------------------------------------------------------------------
Net expenses                                                                                    $3,286,991
----------------------------------------------------------------------------------------------------------
Net investment income                                                                           $6,665,468
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                      $(1,644,384)
  Swap transactions                                                                 (2,004)
  Foreign currency transactions                                                    (28,878)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                      $(1,675,266)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                  $(5,708,650)
  Swap transactions                                                                (18,493)
  Translation of assets and liabilities in foreign currencies                         (705)
----------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation
                                                                                               $(5,727,848)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
                                                                                               $(7,403,114)
----------------------------------------------------------------------------------------------------------
Change in net assets from operations
                                                                                                 $(737,646)
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                           YEAR ENDED        YEAR ENDED
                                                                                              4/30/06           4/30/05
CHANGE IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $6,665,468        $4,368,025
Net realized gain (loss) on investments and foreign currency transactions                  (1,675,266)         (689,131)
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       (5,727,848)        2,378,133
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(737,646)       $6,057,027
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(9,362,310)      $(6,003,773)
From net realized gain on investments and foreign currency transactions                            --        (3,407,866)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(9,362,310)      $(9,411,639)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $56,402,220       $(8,539,098)
-----------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $46,302,264      $(11,893,710)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    155,003,732       166,897,442
At end of period (including accumulated distributions in excess of net investment
income of $16,994 and accumulated undistributed net investment income of $278,596)       $201,305,996      $155,003,732
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                      YEARS ENDED 4/30
CLASS B                                                          --------------------------------------------------------
                                                                     2006            2005            2004         2003(c)
Net asset value, beginning of period                               $10.03          $10.27          $10.56          $10.00
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.32           $0.31           $0.46           $0.28
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  (0.33)           0.15           (0.24)           0.52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $(0.01)          $0.46           $0.22           $0.80
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.44)         $(0.43)         $(0.48)         $(0.24)
  From net realized gain on investments and foreign
  currency transactions                                                --           (0.27)          (0.03)             --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.44)         $(0.70)         $(0.51)         $(0.24)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.58          $10.03          $10.27          $10.56
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                          (0.17)           4.51            2.09            8.08(n)
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.73            1.73            1.65            1.75(k)(a)
Expenses after expense reductions (f)                                1.58            1.58            1.24            1.05(k)(a)
Net investment income                                                3.18            3.04            4.33            4.48(a)
Portfolio turnover                                                     95             140             179             141(x)
Net assets at end of period (000 Omitted)                        $201,306        $155,004        $166,897        $174,780
-------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) Reflects direct fund expenses only.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may enter into credit default swaps to limit or to reduce risk exposure of the fund to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The fund may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the fund is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                               APRIL 30, 2006    APRIL 30, 2005
      Ordinary income (including any short-
      term capital gains)                          $9,362,310        $7,069,942
      Long-term capital gain                               --         2,341,697
      -------------------------------------------------------------------------
      Total distributions                          $9,362,310        $9,411,639

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $206,508,491
          ----------------------------------------------------------
          Gross appreciation                                $303,192
          Gross depreciation                              (7,785,563)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(7,482,371)
          Undistributed ordinary income                     $715,913
          Capital loss carryforwards                      (3,123,325)
          Post-October capital loss deferral              (2,726,075)
          Other temporary differences                       (748,678)

As of April 30, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          April 30, 2013                 $(1,678,843)
          April 30, 2014                  (1,444,482)
                                         ------------
                                         $(3,123,325)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its management fee to 0.35% of average net assets, amounting to $315,026, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This contractual fee arrangement will continue until September 1, 2006. For the year ended April 30, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                             TOTAL       ANNUAL    DISTRIBUTION
          DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
              FEE RATE    FEE RATE         PLAN(1)      RATE(2)             FEE

Class B          0.75%       0.25%           1.00%        1.00%      $2,100,168

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2006 based on each class' average daily net assets.

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2006, were as follows:

                                                    AMOUNT
                    Class B                     $2,333,412

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2006, the fee was $216,653, which equated to 0.1032% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended April 30, 2006, these costs amounted to $18.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2006 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2006, the fee paid to Tarantino LLC was $1,379. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,271, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES
U.S. government securities                        $149,221,410    $139,113,109
------------------------------------------------------------------------------
Investments (non-U.S. government securities)        97,834,479      52,394,715
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              YEAR ENDED                        YEAR ENDED
                                            APRIL 30, 2006                    APRIL 30, 2005
                                        SHARES            AMOUNT           SHARES           AMOUNT
Shares sold
Class B                               12,174,091       $121,263,178       6,597,440       $67,205,792

Shares issued to shareholders in
reinvestment of distributions
Class B                                       --                $--             447            $4,487

Shares reacquired
Class B                               (6,616,690)      $(64,860,958)     (7,386,630)     $(75,749,377)
                                      ------------------------------     ----------------------------
Net change
Class B                                5,557,401        $56,402,220        (788,743)      $(8,539,098)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2006 was $1,384, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IX and the Shareholders of MFS Research Bond Fund J:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund J (one of the series comprising MFS Series Trust IX ("the Trust")), as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period October 17, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Bond Fund J as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period October 17, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                POSITION(s) HELD       TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND              SINCE(H)                        OTHER DIRECTORSHIPS(J)
-------------------             ----------------       ---------------    --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                    February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                           Executive Officer, President, Chief Investment Officer
                                                                          and Director

Robert C. Pozen(k)          Trustee                    February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                           (since February 2004); Secretary of Economic Affairs,
                                                                          The Commonwealth of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity Investments, Vice Chairman
                                                                          (June 2000 to December 2001); Fidelity Management &
                                                                          Research Company (investment adviser), President (March
                                                                          1997 to July 2001); Bell Canada Enterprises
                                                                          (telecommunications), Director; Medtronic, Inc. (medical
                                                                          technology), Director; Telesat (satellite
                                                                          communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair of       February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)             Trustees                                      services company), Chairman, Trustee and Chief Executive
                                                                          Officer (until November 2000)

Robert E. Butler(n)         Trustee                    January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                           July 2002); PricewaterhouseCoopers LLP (professional
                                                                          services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.      Trustee                    August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                           Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                          School, Professor of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning            Trustee                    January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                           provider), Vice Chairman/Director (since April 2001);
                                                                          Encinitos Ventures (private investment company),
                                                                          Principal (1997 to April 2001); Lincoln Electric
                                                                          Holdings, Inc. (welding equipment manufacturer),
                                                                          Director

William R. Gutow            Trustee                    December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                           Entertainment Management Company (video franchise), Vice
                                                                          Chairman

Michael Hegarty             Trustee                    December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                           insurance), Vice Chairman and Chief Operating Officer
                                                                          (until May 2001); The Equitable Life Assurance Society
                                                                          (insurance), President and Chief Operating Officer
                                                                          (until May 2001)

Lawrence T. Perera          Trustee                    July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt            Trustee                    August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                           specialists), President; Wellfleet Investments (investor
                                                                          in health care companies), Managing General Partner
                                                                          (since 1993); Cambridge Nutraceuticals (professional
                                                                          nutritional products), Chief Executive Officer (until
                                                                          May 2001)

Laurie J. Thomsen           Trustee                    March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                           capital), Co-founder and General Partner (until June
                                                                          2004); St. Paul Travelers Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek               Trustee                    January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                           (professional services firm), Partner (until 1999);
                                                                          Consultant to investment company industry (since 2000);
                                                                          TT International Funds (mutual fund complex), Trustee
                                                                          (2000 until 2005); Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President                  November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                           President and Chief Regulatory Officer (since March
                                                                          2004); Fidelity Management & Research Company, Vice
                                                                          President (prior to March 2004); Fidelity Group of
                                                                          Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer                  September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                           President (since September 2004); PricewaterhouseCoopers
                                                                          LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary and    July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)              Assistant Clerk                               and Senior Counsel (since April 2003); Kirkpatrick &
                                                                          Lockhart LLP (law firm), Associate (prior to April
                                                                          2003); Nvest Services Company, Assistant Vice President
                                                                          and Associate Counsel (prior to January 2001)

Ethan D. Corey(k)           Assistant Secretary and    July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)             Assistant Clerk                               Counsel (since December 2004); Dechert LLP (law firm),
                                                                          Counsel (prior to December 2004)

David L. DiLorenzo(k)       Assistant Treasurer        July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                            (since June 2005); JP Morgan Investor Services, Vice
                                                                          President (January 2001 to June 2005); State Street
                                                                          Bank, Vice President and Corporate Audit Manager (prior
                                                                          to January 2001)

Timothy M. Fagan(k)         Assistant Secretary and    September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)              Assistant Clerk                               and Senior Counsel (since September 2005); John Hancock
                                                                          Advisers, LLC, Vice President and Chief Compliance
                                                                          Officer (September 2004 to August 2005), Senior Attorney
                                                                          (prior to September 2004); John Hancock Group of Funds,
                                                                          Vice President and Chief Compliance Officer (September
                                                                          2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer        July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                           (since May 2005); JP Morgan Investment Management
                                                                          Company, Vice President (prior to May 2005)

Ellen Moynihan(k)           Assistant Treasurer        April 1997         Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                           Vice President

Susan S. Newton(k)          Assistant Secretary and    May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)             Assistant Clerk                               President and Associate General Counsel (since April
                                                                          2005); John Hancock Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief Legal Officer (prior to
                                                                          April 2005); John Hancock Group of Funds, Senior Vice
                                                                          President, Secretary and Chief Legal Officer (prior to
                                                                          April 2005)

Susan A. Pereira(k)         Assistant Secretary and    July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)             Assistant Clerk                               and Senior Counsel (since June 2004); Bingham McCutchen
                                                                          LLP (law firm), Associate (January 2001 to June 2004);
                                                                          Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                          Associate (prior to January 2001)

Mark N. Polebaum(k)         Secretary and Clerk        January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                           President, General Counsel and Secretary (since January
                                                                          2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                          firm), Partner (prior to January 2006)

Frank L. Tarantino          Independent Chief          June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)             Compliance Officer                            Principal (since June 2004); CRA Business Strategies
                                                                          Group (consulting services), Executive Vice President
                                                                          (April 2003 to June 2004); David L. Babson & Co.
                                                                          (investment adviser), Managing Director, Chief
                                                                          Administrative Officer and Director (February 1997 to
                                                                          March 2003)

James O. Yost(k)            Assistant Treasurer        September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                           President

--------------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid
    Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each
Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                               CUSTODIAN
Massachusetts Financial Services Company                                         State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                                  225 Franklin Street, Boston, MA 02110
02116-3741
                                                                                 INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                                      ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                                      Deloitte & Touche LLP
500 Boylston Street, Boston, MA                                                  200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Michael W. Roberge

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

For non-U.S. persons only, the fund designates 90.71% of ordinary income dividends paid during the fiscal year as interest-related dividends.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number          Hours, Eastern Time
------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
------------------------------------------------------------------------------
Share prices, account          1-800-MFS-TALK
balances exchanges or          (1-800-637-8255)       24 hours a day, 365 days
stock and bond outlooks        touch-tone required    a year
------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 RBJ-ANN 06/06

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent registered public accounting firm to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended April 30, 2006 and 2005, audit fees billed to the Funds by Deloitte were as follows:

                                                 Audit Fees
    FEES BILLED BY DELOITTE:                 2006          2005
                                             ----          ----

      MFS Bond Fund                        $47,153       $45,953
      MFS Intermediate Investment           36,575        35,375
      Grade Bond Fund
      MFS Limited Maturity Fund             35,210        34,010
      MFS Municipal Limited Maturity        33,237        34,037
      Fund
      MFS Research Bond Fund                47,228        46,028
      MFS Research Bond Fund J              35,710        36,510
                                          --------      --------
      TOTAL                               $235,113      $231,913

For the fiscal years ended April 30, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:


                                       Audit-Related Fees(1)         Tax Fees(2)         All Other Fees(3)
  FEES BILLED BY DELOITTE:            2006          2005          2006       2005       2006        2005
                                      ----          ----          ----       ----       ----        ----

       To MFS Bond Fund                       $0            $0     $8,725    $10,425        $657          $0
       To MFS Intermediate                     0             0      8,550     10,250         539           0
       Investment Grade Bond
       Fund
       To MFS Limited Maturity                 0             0      8,650     10,350         595           0
       Fund
       To MFS Municipal                        0             0      8,200      9,900         532           0
       Limited Maturity Fund
       To MFS Research Bond                    0             0      8,650     10,350         648           0
       Fund
       To MFS Research Bond                    0             0      7,800      9,500         521           0
       Fund J
  TOTAL FEES BILLED BY DELOITTE               $0            $0    $50,575    $60,775      $3,492          $0
  TO ABOVE FUNDS:

       To MFS and MFS Related         $1,025,525    $1,202,066         $0    $62,000    $444,001    $642,000
       Entities of MFS Bond
       Fund*
       To MFS and MFS Related          1,025,525     1,202,066          0     62,000     444,001     642,000
       Entities of MFS
       Intermediate Investment
       Grade Bond Fund*
       To MFS and MFS Related          1,025,525     1,202,066          0     62,000     444,001     642,000
       Entities of MFS Limited
       Maturity Fund*
       To MFS and MFS Related          1,025,525     1,202,066          0     62,000     444,001     642,000
       Entities of MFS Municipal
       Limited Maturity Fund*
       To MFS and MFS Related          1,025,525     1,202,066          0     62,000     444,001     642,000
       Entities of MFS Research
       Bond Fund*
       To MFS and MFS Related          1,025,525     1,202,066          0     62,000     444,001     642,000
       Entities of MFS Research
       Bond Fund J*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:

                                      2006          2005
                                      ----          ----

     To MFS Bond Fund, MFS and        $1,586,503    $1,954,092
     MFS Related Entities#

     To MFS Intermediate               1,586,210     1,953,917
     Investment Grade Bond
     Fund, MFS and MFS
     Related Entities#

     To MFS Limited Maturity           1,586,366     1,954,017
     Fund, MFS and MFS
     Related Entities#

     To MFS Municipal                  1,585,853     1,953,567
     Limited Maturity Fund,
     MFS and MFS Related
     Entities#

     To MFS Research Bond              1,586,419     1,954,017
     Fund, MFS and MFS
     Related Entities#

     To MFS Research Bond              1,585,442     1,953,167
     Fund J, MFS and MFS
     Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not Applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE
                                     ------

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------

By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.